UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07043

Name of Registrant:	Vanguard Admiral Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2021—August 31, 2022

Item 1: Reports to Shareholders

Annual Report   |   August 31, 2022
Vanguard Money Market Funds
Vanguard Cash Reserves Federal Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund

Contents
About Your Fund’s Expenses	1
Cash Reserves Federal Money Market Fund	3
Federal Money Market Fund	17
Treasury Money Market Fund	31
Trustees Approve Advisory Arrangements	42

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended August 31, 2022
	Beginning Account Value 2/28/2022	Ending Account Value 8/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Cash Reserves Federal Money Market Fund	$1,000.00	$1,004.70	$0.51
Federal Money Market Fund	$1,000.00	$1,004.80	$0.56
Treasury Money Market Fund	$1,000.00	$1,004.40	$0.45
Based on Hypothetical 5% Yearly Return
Cash Reserves Federal Money Market Fund	$1,000.00	$1,024.70	$0.51
Federal Money Market Fund	$1,000.00	$1,024.65	$0.56
Treasury Money Market Fund	$1,000.00	$1,024.75	$0.46
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are 0.10% for the Cash Reserves Federal Money Market Fund, 0.11% for the Federal Money Market Fund, and 0.09% for the Treasury Money Market Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
2

Cash Reserves Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2022
1 - 7 Days	75.2%
8 - 30 Days	5.3
31 - 60 Days	5.2
61 - 90 Days	7.2
91 - 180 Days	6.3
Over 180 Days	0.8
3

Cash Reserves Federal Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (44.2%)
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.010%	2.320%	9/1/22	106,000	105,994
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.010%	2.320%	9/1/22	46,000	45,997
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.020%	2.310%	9/1/22	64,000	63,993
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.020%	2.310%	9/1/22	30,000	29,996
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.000%	2.330%	9/1/22	43,000	43,000
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.000%	2.330%	9/1/22	17,000	17,000
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.020%	2.350%	9/1/22	52,000	51,996
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.030%	2.360%	9/1/22	71,000	70,991
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	2.295%	9/1/22	117,000	116,999
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	2.295%	9/1/22	74,500	74,499
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.008%	2.298%	9/1/22	66,000	65,995
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.008%	2.298%	9/1/22	53,000	52,998
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	2.300%	9/1/22	88,000	87,998
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.013%	2.303%	9/1/22	63,000	62,992
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	2.315%	9/1/22	136,000	135,998
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	2.315%	9/1/22	100,000	99,999
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	2.315%	9/1/22	88,000	87,997
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	2.315%	9/1/22	24,000	24,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	2.320%	9/1/22	127,000	127,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.035%	2.325%	9/1/22	247,000	247,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	2.330%	9/1/22	80,000	79,994
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	2.330%	9/1/22	38,000	38,000
4

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	2.335%	9/1/22	57,000	57,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	2.340%	9/1/22	111,000	111,002
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	2.340%	9/1/22	91,000	91,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	2.340%	9/1/22	69,125	69,127
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	2.345%	9/1/22	175,000	175,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	2.345%	9/1/22	65,000	65,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	2.350%	9/1/22	80,000	80,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	2.350%	9/1/22	60,000	60,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	2.350%	9/1/22	45,000	45,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	2.370%	9/1/22	98,000	98,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.090%	2.380%	9/1/22	117,000	117,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.310%	2.600%	9/1/22	37,000	37,019
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.320%	2.610%	9/1/22	17,000	17,014
[2]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.040%	2.941%	9/1/22	61,000	60,999
[2]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.065%	2.966%	9/1/22	91,000	90,999
[2]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.070%	2.971%	9/1/22	41,000	41,000
	Federal Farm Credit Discount Notes	1.060%	9/28/22	50,000	49,961
	Federal Home Loan Banks	1.580%	12/12/22	214,000	213,976
	Federal Home Loan Banks	1.840%	1/6/23	250,000	250,000
	Federal Home Loan Banks	1.873%	1/9/23	294,000	294,000
	Federal Home Loan Banks Discount Notes	1.107%	9/1/22	346,490	346,490
	Federal Home Loan Banks Discount Notes	2.343%	9/2/22	242	242
	Federal Home Loan Banks Discount Notes	2.004%	9/7/22	6,984	6,982
	Federal Home Loan Banks Discount Notes	1.359%	9/9/22	250,000	249,925
	Federal Home Loan Banks Discount Notes	1.914%	9/16/22	600,000	599,525
	Federal Home Loan Banks Discount Notes	1.904%	9/19/22	218,000	217,794
	Federal Home Loan Banks Discount Notes	1.882%	9/21/22	835,000	834,133
	Federal Home Loan Banks Discount Notes	1.910%–2.009%	9/26/22	807,000	805,941
	Federal Home Loan Banks Discount Notes	1.905%	9/28/22	526,600	525,861
	Federal Home Loan Banks Discount Notes	1.094%–2.04%	10/3/22	315,000	314,642
	Federal Home Loan Banks Discount Notes	2.010%	10/5/22	500,000	499,060
	Federal Home Loan Banks Discount Notes	1.300%	10/11/22	651,376	650,453
	Federal Home Loan Banks Discount Notes	2.259%	10/12/22	600,000	598,469
	Federal Home Loan Banks Discount Notes	1.400%	10/20/22	250,000	249,524
	Federal Home Loan Banks Discount Notes	2.069%	10/24/22	500,000	498,454
	Federal Home Loan Banks Discount Notes	2.751%	10/26/22	39,000	38,836
	Federal Home Loan Banks Discount Notes	2.550%–2.673%	10/28/22	41,483	41,319
	Federal Home Loan Banks Discount Notes	2.124%	10/31/22	300,000	298,960
	Federal Home Loan Banks Discount Notes	1.521%	11/1/22	150,000	149,621
	Federal Home Loan Banks Discount Notes	2.571%	11/2/22	273,752	272,564
	Federal Home Loan Banks Discount Notes	1.522%	11/3/22	444,000	442,842
	Federal Home Loan Banks Discount Notes	2.182%–2.198%	11/7/22	1,001,000	996,995
	Federal Home Loan Banks Discount Notes	1.453%	11/10/22	100,000	99,722
5

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	1.573%	11/14/22	167,000	166,471
	Federal Home Loan Banks Discount Notes	2.640%	11/16/22	570,000	566,853
	Federal Home Loan Banks Discount Notes	1.584%	11/17/22	250,000	249,166
	Federal Home Loan Banks Discount Notes	2.569%	11/18/22	500,000	497,118
	Federal Home Loan Banks Discount Notes	1.520%–1.528%	11/21/22	999,000	995,640
	Federal Home Loan Banks Discount Notes	1.503%–1.555%	11/22/22	310,000	308,928
	Federal Home Loan Banks Discount Notes	2.705%	11/28/22	850,000	844,390
	Federal Home Loan Banks Discount Notes	2.683%	12/5/22	1,000,000	992,743
	Federal Home Loan Banks Discount Notes	2.996%	12/12/22	300,000	297,510
	Federal Home Loan Banks Discount Notes	2.958%	12/19/22	500,000	495,625
	Federal Home Loan Banks Discount Notes	1.628%	12/20/22	200,000	199,028
	Federal Home Loan Banks Discount Notes	2.522%–2.545%	12/21/22	94,687	93,966
	Federal Home Loan Banks Discount Notes	2.671%	1/4/23	500,000	495,486
	Federal Home Loan Banks Discount Notes	1.795%	1/6/23	74,000	73,541
[2]	Federal Home Loan Banks, SOFR + 0.010%	2.300%	9/1/22	700,000	700,005
[2]	Federal Home Loan Banks, SOFR + 0.010%	2.300%	9/1/22	558,000	558,002
[2]	Federal Home Loan Banks, SOFR + 0.010%	2.300%	9/1/22	500,000	500,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	2.300%	9/1/22	150,000	150,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	2.305%	9/1/22	160,000	160,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	2.305%	9/1/22	17,280	17,276
[2]	Federal Home Loan Banks, SOFR + 0.025%	2.315%	9/1/22	900,000	900,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	2.315%	9/1/22	447,700	447,700
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	750,000	750,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	461,000	461,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	447,700	447,700
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	249,940	249,940
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	217,000	217,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	198,700	198,700
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	122,000	122,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	72,000	72,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	68,000	68,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	68,000	68,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	43,000	43,000
[2]	Federal Home Loan Banks, SOFR + 0.035%	2.325%	9/1/22	144,000	144,000
[2]	Federal Home Loan Banks, SOFR + 0.035%	2.325%	9/1/22	144,000	144,000
[2]	Federal Home Loan Banks, SOFR + 0.035%	2.325%	9/1/22	136,900	136,900
[2]	Federal Home Loan Banks, SOFR + 0.035%	2.325%	9/1/22	68,000	67,995
[2]	Federal Home Loan Banks, SOFR + 0.040%	2.330%	9/1/22	448,400	448,400
[2]	Federal Home Loan Banks, SOFR + 0.040%	2.330%	9/1/22	290,000	290,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	2.330%	9/1/22	288,000	288,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	2.330%	9/1/22	161,000	161,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	2.330%	9/1/22	144,000	144,000
[2]	Federal Home Loan Banks, SOFR + 0.045%	2.335%	9/1/22	434,000	434,000
[2]	Federal Home Loan Banks, SOFR + 0.045%	2.335%	9/1/22	216,000	216,000
[2]	Federal Home Loan Banks, SOFR + 0.045%	2.335%	9/1/22	72,000	72,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	2.340%	9/1/22	144,100	144,100
[2]	Federal Home Loan Banks, SOFR + 0.055%	2.345%	9/1/22	289,000	289,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	2.345%	9/1/22	159,900	159,900
[2]	Federal Home Loan Banks, SOFR + 0.080%	2.370%	9/1/22	569,000	569,000
[2]	Federal Home Loan Banks, SOFR + 0.085%	2.375%	9/1/22	10,000	10,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	2.385%	9/1/22	178,000	178,000
	United States Treasury Bill	1.602%–1.607%	9/15/22	435,000	434,724
	United States Treasury Bill	1.053%	9/29/22	500,000	499,592
	United States Treasury Bill	1.113%	10/6/22	279,200	278,899
	United States Treasury Bill	1.224%	10/13/22	352,200	351,699
	United States Treasury Bill	1.255%	10/20/22	570,600	569,629
	United States Treasury Bill	1.376%	10/27/22	500,000	498,934
	United States Treasury Bill	1.427%	11/3/22	500,000	498,758
	United States Treasury Bill	1.721%	12/8/22	900,000	895,811
	United States Treasury Bill	2.178%	12/15/22	1,300,000	1,291,810
	United States Treasury Bill	1.922%	4/20/23	250,000	247,000
6

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Bill	3.141%	6/15/23	450,000	439,166
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	2.826%	9/1/22	144,960	144,779
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	2.935%	9/1/22	537,000	537,005
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	2.938%	9/1/22	900,000	900,000
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.049%	2.950%	9/1/22	1,306,000	1,306,044
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.055%	2.956%	9/1/22	1,430,000	1,430,011
Total U.S. Government and Agency Obligations (Cost $39,118,831)					39,118,831
Repurchase Agreements (56.3%)
	Canadian Imperial Bank of Commerce (Dated 8/12/22, Repurchase Value $153,313,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–0.250%, 4/15/26–2/15/50, and United States Treasury Note/Bond 0.625%–2.875%, 1/31/28–8/15/41, with a value of $156,060,000)	2.300%	9/13/22	153,000	153,000
	Canadian Imperial Bank of Commerce (Dated 7/28/22, Repurchase Value $163,583,000, collateralized by United States Treasury Bill 0.000%, 9/6/22, United States Treasury Inflation Indexed Note/Bond 0.125%–2.500%, 4/15/26–2/15/50, and United States Treasury Note/Bond 0.500%–3.000%, 8/15/26–8/15/52, with a value of $166,260,000)	2.300%	9/22/22	163,000	163,000
	Canadian Imperial Bank of Commerce (Dated 8/29/22, Repurchase Value $216,402,000, collateralized by United States Treasury Bill 0.000%, 9/6/22, United States Treasury Inflation Indexed Note/Bond 0.125%–0.500%, 1/15/28–1/15/31, and United States Treasury Note/Bond 0.125%–3.000%, 8/15/23–8/15/52, with a value of $220,320,000)	2.390%	9/26/22	216,000	216,000
	Federal Reserve Bank of New York (Dated 8/31/22, Repurchase Value $47,324,023,000, collateralized by United States Treasury Note/Bond 0.125%–1.750%, 5/31/23–11/15/29, with a value of $47,324,023,000)	2.300%	9/1/22	47,321,000	47,321,000
	Fixed Income Clearing Corp. (Dated 8/31/22, Repurchase Value $117,007,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.625%, 1/15/24–7/15/32, with a value of $119,340,000)	2.300%	9/1/22	117,000	117,000
	Nomura International plc (Dated 8/31/22, Repurchase Value $117,007,000, collateralized by United States Treasury Note/Bond 0.250%–1.250%, 3/15/24–11/30/26, with a value of $119,340,000)	2.300%	9/1/22	117,000	117,000
7

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
RBC Capital Markets LLC (Dated 8/31/22, Repurchase Value $248,016,000, collateralized by United States Treasury Floating Rate Note 2.886%, 1/31/24, United States Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 1/15/27–2/15/51, and United States Treasury Note/Bond 0.250%–3.250%, 9/30/22–8/15/52, with a value of $252,960,000)	2.300%	9/1/22	248,000	248,000
Standard Chartered Bank (Dated 8/31/22, Repurchase Value $248,016,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–0.875%, 7/15/30–2/15/47, and United States Treasury Note/Bond 0.125%–4.375%, 9/30/22–5/15/47, with a value of $252,976,000)	2.300%	9/1/22	248,000	248,000
Sumitomo Mitsui Banking Corp. (Dated 8/31/22, Repurchase Value $1,247,080,000, collateralized by United States Treasury Note/Bond 0.375%–3.625%, 1/31/24–11/15/51, with a value of $1,271,940,000)	2.300%	9/1/22	1,247,000	1,247,000
TD Securities (USA) LLC (Dated 8/31/22, Repurchase Value $24,002,000, collateralized by United States Treasury Note/Bond 3.000%–5.250%, 2/15/29–8/15/52, with a value of $24,480,000)	2.300%	9/1/22	24,000	24,000
Total Repurchase Agreements (Cost $49,854,000)				49,854,000
Total Investments (100.5%) (Cost $88,972,831)				88,972,831
Other Assets and Liabilities—Net (-0.5%)				(423,101)
Net Assets (100%)				88,549,730
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3M—3-month.
EFFR—Effective Federal Funds Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Cash Reserves Federal Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $39,118,831)	39,118,831
Repurchase Agreements (Cost $49,854,000)	49,854,000
Total Investments in Securities	88,972,831
Investment in Vanguard	3,187
Cash	1
Receivables for Accrued Income	49,131
Receivables for Capital Shares Issued	91,946
Total Assets	89,117,096
Liabilities
Payables for Investment Securities Purchased	448,640
Payables for Capital Shares Redeemed	105,183
Payables for Distributions	9,666
Payables to Vanguard	3,877
Total Liabilities	567,366
Net Assets	88,549,730
At August 31, 2022, net assets consisted of:

Paid-in Capital	88,549,584
Total Distributable Earnings (Loss)	146
Net Assets	88,549,730

Admiral Shares—Net Assets
Applicable to 88,536,301,165 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	88,549,730
Net Asset Value Per Share—Admiral Shares	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
9

Cash Reserves Federal Money Market Fund
Statement of Operations

Year Ended August 31, 2022
($000)
Investment Income
Income
Interest	496,104
Total Income	496,104
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,705
Management and Administrative—Admiral Shares	82,803
Marketing and Distribution—Admiral Shares	4,669
Custodian Fees	301
Auditing Fees	29
Shareholders’ Reports—Admiral Shares	832
Trustees’ Fees and Expenses	35
Other Expenses	13
Total Expenses	90,387
Expense Reduction—Note B	(16,564)
Net Expenses	73,823
Net Investment Income	422,281
Realized Net Gain (Loss) on Investment Securities Sold	62
Net Increase (Decrease) in Net Assets Resulting from Operations	422,343

See accompanying Notes, which are an integral part of the Financial Statements.
10

Cash Reserves Federal Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	422,281	14,551
Realized Net Gain (Loss)	62	106
Net Increase (Decrease) in Net Assets Resulting from Operations	422,343	14,657
Distributions
Investor Shares	—	(5,977)
Admiral Shares	(430,686)	(8,575)
Total Distributions	(430,686)	(14,552)
Capital Share Transactions (at $1.00 per share)
Investor Shares	—	(97,672,378)
Admiral Shares	(6,325,358)	69,160,933
Net Increase (Decrease) from Capital Share Transactions	(6,325,358)	(28,511,445)
Total Increase (Decrease)	(6,333,701)	(28,511,340)
Net Assets
Beginning of Period	94,883,431	123,394,771
End of Period	88,549,730	94,883,431

See accompanying Notes, which are an integral part of the Financial Statements.
11

Cash Reserves Federal Money Market Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0047	.0002	.012	.024	.016
Net Realized and Unrealized Gain (Loss) on Investments	.0002	—	—	—	—
Total from Investment Operations	.0049	.0002	.012	.024	.016
Distributions
Dividends from Net Investment Income	(.0048)	(.0002)	(.012)	(.024)	(.016)
Distributions from Realized Capital Gains	(.0001)	—	—	—	—
Total Distributions	(.0049)	(.0002)	(.012)	(.024)	(.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.49%	0.02%	1.21%	2.42%	1.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$88,550	$94,883	$25,704	$18,923	$16,118
Ratio of Total Expenses to Average Net Assets[3]	0.08%	0.07%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.47%	0.02%	1.20%	2.39%	1.65%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.10% for 2022 and 0.10% for 2021. For the years ended August 31, 2020, 2019, and 2018, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Cash Reserves Federal Money Market Fund
Notes to Financial Statements
Vanguard Cash Reserves Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Prior to July 16, 2021, the fund offered Investor Shares. Effective at the close of business on July 16, 2021, the remaining Investor Shares were converted to Admiral Shares.
The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its
13

Cash Reserves Federal Money Market Fund
borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread.  However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2022, the fund had contributed to Vanguard capital in the amount of $3,187,000, representing less than 0.01% of the fund’s net assets and 1.27% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended August 31, 2022, Vanguard's expenses were reduced by $16,564,000 (an annual effective rate of 0.02% of the fund's average net assets); the fund is not obligated to repay this amount to Vanguard.
14

Cash Reserves Federal Money Market Fund
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2022, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	9,811
Undistributed Long-Term Gains	1
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	430,686	14,552
Long-Term Capital Gains	—	—
Total	430,686	14,552
*	Includes short-term capital gains, if any.
15

Cash Reserves Federal Money Market Fund
As of August 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	88,972,831
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	—	—	14,263,647	14,263,646
Issued in Lieu of Cash Distributions	—	—	5,196	5,196
Redeemed[1]	—	—	(111,941,221)	(111,941,221)
Net Increase (Decrease)—Investor Shares	—	—	(97,672,378)	(97,672,379)
Admiral Shares
Issued[1]	32,229,346	32,229,346	102,633,298	102,633,299
Issued in Lieu of Cash Distributions	400,798	400,798	7,874	7,873
Redeemed	(38,955,502)	(38,955,502)	(33,480,239)	(33,480,239)
Net Increase (Decrease)—Admiral Shares	(6,325,358)	(6,325,358)	69,160,933	69,160,933
1	In August 2020, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, the outstanding Investor Shares have been converted to Admiral Shares. Investor Shares—Redeemed and Admiral Shares—Issued include $71,911,258,000 and 71,911,258,000 shares from the conversion during the year ended August 31, 2021.
F.	Management has determined that no events or transactions occurred subsequent to August 31, 2022, that would require recognition or disclosure in these financial statements.
16

Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2022
1 - 7 Days	78.6%
8 - 30 Days	3.6
31 - 60 Days	3.0
61 - 90 Days	8.0
91 - 180 Days	6.1
Over 180 Days	0.7
17

Federal Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (36.1%)
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.010%	2.320%	9/1/22	249,000	248,985
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.010%	2.320%	9/1/22	104,000	103,994
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.020%	2.310%	9/1/22	135,000	134,985
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.020%	2.310%	9/1/22	70,000	69,992
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.000%	2.330%	9/1/22	101,500	101,500
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.000%	2.330%	9/1/22	33,000	33,000
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.020%	2.350%	9/1/22	123,000	122,990
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.030%	2.360%	9/1/22	154,000	153,981
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	2.295%	9/1/22	248,000	247,997
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	2.295%	9/1/22	158,000	157,998
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.008%	2.298%	9/1/22	140,800	140,788
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.008%	2.298%	9/1/22	112,000	111,997
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	2.300%	9/1/22	187,000	186,997
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.013%	2.303%	9/1/22	140,600	140,582
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	2.315%	9/1/22	289,000	288,995
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	2.315%	9/1/22	212,000	211,998
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	2.315%	9/1/22	204,000	203,994
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	2.315%	9/1/22	52,050	52,050
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	2.320%	9/1/22	239,000	238,999
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.035%	2.325%	9/1/22	550,000	550,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	2.330%	9/1/22	170,000	169,987
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	2.330%	9/1/22	84,000	84,000
18

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	2.335%	9/1/22	127,000	127,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	2.340%	9/1/22	224,000	224,005
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	2.340%	9/1/22	199,000	199,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	2.340%	9/1/22	129,000	129,004
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	2.345%	9/1/22	350,000	350,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	2.345%	9/1/22	146,000	146,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	2.350%	9/1/22	109,000	109,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	2.350%	9/1/22	80,000	80,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	2.350%	9/1/22	45,000	45,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	2.370%	9/1/22	166,000	166,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.085%	2.375%	9/1/22	85,000	85,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.090%	2.380%	9/1/22	193,000	193,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.310%	2.600%	9/1/22	78,000	78,041
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.320%	2.610%	9/1/22	40,000	40,032
[2]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.035%	2.936%	9/1/22	40,000	39,999
[2]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.040%	2.941%	9/1/22	114,000	113,999
[2]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.065%	2.966%	9/1/22	159,000	158,999
[2]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.070%	2.971%	9/1/22	58,000	58,000
	Federal Home Loan Banks	1.460%	11/10/22	500,000	499,979
	Federal Home Loan Banks	1.580%	12/12/22	536,000	535,941
	Federal Home Loan Banks	1.840%	1/6/23	500,000	500,000
	Federal Home Loan Banks	1.873%	1/9/23	706,000	706,000
	Federal Home Loan Banks Discount Notes	2.343%	9/2/22	168	168
	Federal Home Loan Banks Discount Notes	1.359%–2.343%	9/9/22	500,616	500,466
	Federal Home Loan Banks Discount Notes	1.915%	9/16/22	655,000	654,481
	Federal Home Loan Banks Discount Notes	1.904%	9/19/22	532,000	531,497
	Federal Home Loan Banks Discount Notes	1.882%	9/21/22	1,305,000	1,303,646
	Federal Home Loan Banks Discount Notes	2.009%	9/26/22	368,000	367,497
	Federal Home Loan Banks Discount Notes	1.094%–2.040%	10/3/22	635,000	634,276
	Federal Home Loan Banks Discount Notes	1.400%	10/20/22	746,000	744,578
	Federal Home Loan Banks Discount Notes	1.408%–2.751%	10/26/22	347,000	346,065
	Federal Home Loan Banks Discount Notes	2.55%–2.673%	10/28/22	101,104	100,704
	Federal Home Loan Banks Discount Notes	1.521%	11/1/22	300,000	299,243
	Federal Home Loan Banks Discount Notes	2.571%	11/2/22	659,082	656,222
	Federal Home Loan Banks Discount Notes	1.522%	11/3/22	1,050,000	1,047,262
	Federal Home Loan Banks Discount Notes	2.182%–2.198%	11/7/22	1,749,000	1,742,002
	Federal Home Loan Banks Discount Notes	1.461%	11/8/22	1,110,000	1,107,002
	Federal Home Loan Banks Discount Notes	1.453%	11/10/22	400,000	398,888
	Federal Home Loan Banks Discount Notes	1.573%	11/14/22	333,000	331,946
	Federal Home Loan Banks Discount Notes	1.584%	11/17/22	500,000	498,332
19

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	1.520%–1.528%	11/21/22	1,251,000	1,246,792
	Federal Home Loan Banks Discount Notes	1.503%	11/22/22	240,000	239,196
	Federal Home Loan Banks Discount Notes	2.833%–2.890%	11/23/22	904,000	898,125
	Federal Home Loan Banks Discount Notes	2.879%	11/25/22	500,000	496,635
	Federal Home Loan Banks Discount Notes	1.586%	12/6/22	1,000,000	995,867
	Federal Home Loan Banks Discount Notes	1.628%	12/20/22	300,000	298,542
	Federal Home Loan Banks Discount Notes	2.522%–2.545%	12/21/22	228,000	226,263
	Federal Home Loan Banks Discount Notes	2.671%	1/4/23	1,000,000	990,972
	Federal Home Loan Banks Discount Notes	1.795%	1/6/23	176,000	174,907
[2]	Federal Home Loan Banks, SOFR + 0.010%	2.300%	9/1/22	900,000	900,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	2.300%	9/1/22	350,000	350,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	2.305%	9/1/22	340,000	340,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	2.305%	9/1/22	42,485	42,476
[2]	Federal Home Loan Banks, SOFR + 0.025%	2.315%	9/1/22	1,101,200	1,101,200
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	1,132,700	1,132,700
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	1,101,200	1,101,200
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	611,670	611,670
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	531,000	531,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	486,300	486,300
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	301,000	301,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	248,600	248,600
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	180,600	180,600
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	180,600	180,600
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	177,000	177,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	2.320%	9/1/22	106,000	106,000
[2]	Federal Home Loan Banks, SOFR + 0.035%	2.325%	9/1/22	354,000	354,000
[2]	Federal Home Loan Banks, SOFR + 0.035%	2.325%	9/1/22	354,000	354,000
[2]	Federal Home Loan Banks, SOFR + 0.035%	2.325%	9/1/22	336,200	336,200
[2]	Federal Home Loan Banks, SOFR + 0.035%	2.325%	9/1/22	148,000	147,989
[2]	Federal Home Loan Banks, SOFR + 0.040%	2.330%	9/1/22	1,100,500	1,100,500
[2]	Federal Home Loan Banks, SOFR + 0.040%	2.330%	9/1/22	706,000	706,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	2.330%	9/1/22	705,000	705,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	2.330%	9/1/22	392,000	392,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	2.330%	9/1/22	353,000	353,000
[2]	Federal Home Loan Banks, SOFR + 0.045%	2.335%	9/1/22	1,061,000	1,061,000
[2]	Federal Home Loan Banks, SOFR + 0.045%	2.335%	9/1/22	531,100	531,100
[2]	Federal Home Loan Banks, SOFR + 0.045%	2.335%	9/1/22	177,000	177,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	2.340%	9/1/22	353,900	353,900
[2]	Federal Home Loan Banks, SOFR + 0.055%	2.345%	9/1/22	708,000	708,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	2.345%	9/1/22	392,900	392,900
[2]	Federal Home Loan Banks, SOFR + 0.080%	2.370%	9/1/22	970,000	970,000
[2]	Federal Home Loan Banks, SOFR + 0.085%	2.375%	9/1/22	250,000	250,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	2.385%	9/1/22	287,000	287,000
[3]	Freddie Mac Discount Notes	1.271%	9/1/22	528	528
[3]	Freddie Mac Discount Notes	2.345%	9/6/22	865	865
	United States Cash Management Bill	1.597%	12/1/22	1,500,000	1,494,009
	United States Treasury Bill	1.602%–1.607%	9/15/22	1,065,000	1,064,325
	United States Treasury Bill	0.872%	9/22/22	1,000,000	999,492
	United States Treasury Bill	1.053%	9/29/22	1,000,000	999,183
	United States Treasury Bill	1.113%	10/6/22	1,116,800	1,115,595
	United States Treasury Bill	1.224%	10/13/22	704,400	703,397
	United States Treasury Bill	1.255%	10/20/22	1,715,800	1,712,881
	United States Treasury Bill	1.376%	10/27/22	1,253,250	1,250,579
	United States Treasury Bill	2.124%	11/1/22	2,000,000	1,992,595
	United States Treasury Bill	1.427%	11/3/22	2,000,000	1,995,030
	United States Treasury Bill	1.391%	11/10/22	2,000,000	1,994,614
	United States Treasury Bill	1.538%	11/25/22	2,000,000	1,992,775
	United States Treasury Bill	1.721%	12/8/22	2,500,000	2,488,362
	United States Treasury Bill	2.178%	12/15/22	3,000,000	2,981,100
	United States Treasury Bill	2.715%	1/12/23	2,000,000	1,980,161
	United States Treasury Bill	1.922%	4/20/23	600,000	592,800
20

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Bill	3.141%	6/15/23	1,050,000	1,024,720
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	2.826%	9/1/22	344,553	344,122
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	2.935%	9/1/22	2,441,000	2,441,025
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	2.938%	9/1/22	2,200,000	2,199,999
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.049%	2.950%	9/1/22	2,369,000	2,369,091
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.055%	2.956%	9/1/22	2,400,878	2,400,904
Total U.S. Government and Agency Obligations (Cost $78,279,469)					78,279,469
Repurchase Agreements (64.3%)
	Canadian Imperial Bank of Commerce (Dated 8/12/22, Repurchase Value $379,775,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–0.500%, 1/15/28–2/15/51, and United States Treasury Note/Bond 0.500%–3.000%, 2/28/23–8/15/52, with a value of $386,580,000)	2.300%	9/13/22	379,000	379,000
	Canadian Imperial Bank of Commerce (Dated 7/28/22, Repurchase Value $400,428,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–1.000%, 7/15/24–2/15/51, and United States Treasury Note/Bond 0.125%–2.875%, 2/28/23–8/15/41, with a value of $406,980,000)	2.300%	9/22/22	399,000	399,000
	Canadian Imperial Bank of Commerce (Dated 8/29/22, Repurchase Value $531,987,000, collateralized by United States Treasury Bill 0.000%, 9/6/22, United States Treasury Inflation Indexed Note/Bond 0.125%–1.000%, 4/15/24–2/15/50, and United States Treasury Note/Bond 0.125%–2.875%, 8/15/23–11/15/50, with a value of $541,620,000)	2.390%	9/26/22	531,000	531,000
	Federal Reserve Bank of New York (Dated 8/31/22, Repurchase Value $132,267,450,000, collateralized by United States Treasury Note/Bond 1.125%–7.625%, 2/15/23–2/15/51, with a value of $132,267,450,000)	2.300%	9/1/22	132,259,000	132,259,000
	Fixed Income Clearing Corp. (Dated 8/31/22, Repurchase Value $329,021,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.625%, 7/15/32, and United States Treasury Note/Bond 2.250%, 8/15/49, with a value of $335,580,000)	2.300%	9/1/22	329,000	329,000
	Nomura International plc (Dated 8/31/22, Repurchase Value $326,021,000, collateralized by United States Treasury Floating Rate Note 2.938%, 7/31/24, and United States Treasury Note/Bond 0.250%–6.875%, 11/15/23–11/30/26, with a value of $332,520,000)	2.300%	9/1/22	326,000	326,000
21

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
RBC Capital Markets LLC (Dated 8/31/22, Repurchase Value $697,045,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–3.875, 10/15/25–2/15/51, and United States Treasury Note/Bond 0.125%–6.500%, 9/30/22–2/15/52, with a value of $710,940,000)	2.300%	9/1/22	697,000	697,000
Standard Chartered Bank (Dated 8/31/22, Repurchase Value $697,045,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 4/15/23–2/15/50, and United States Treasury Note/Bond 0.125%–4.375%, 3/31/23–8/15/52, with a value of $710,985,000)	2.300%	9/1/22	697,000	697,000
Sumitomo Mitsui Banking Corp. (Dated 8/31/22, Repurchase Value $3,494,223,000, collateralized by United States Treasury Note/Bond 0.250%–5.250%, 2/15/24–11/15/51, with a value of $3,563,880,000)	2.300%	9/1/22	3,494,000	3,494,000
TD Securities (USA) LLC (Dated 8/31/22, Repurchase Value $72,005,000, collateralized by United States Treasury Note/Bond 6.250%, 5/15/30, with a value of $73,440,000)	2.300%	9/1/22	72,000	72,000
Total Repurchase Agreements (Cost $139,183,000)				139,183,000
Total Investments (100.4%) (Cost $217,462,469)				217,462,469
Other Assets and Liabilities—Net (-0.4%)				(921,174)
Net Assets (100%)				216,541,295
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3M—3-month.
EFFR—Effective Federal Funds Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
22

Federal Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $78,279,469)	78,279,469
Repurchase Agreements (Cost $139,183,000)	139,183,000
Total Investments in Securities	217,462,469
Investment in Vanguard	7,830
Cash	15
Receivables for Accrued Income	94,764
Receivables for Capital Shares Issued	242,894
Other Assets	10,500
Total Assets	217,818,472
Liabilities
Payables for Investment Securities Purchased	1,097,970
Payables for Capital Shares Redeemed	149,625
Payables for Distributions	19,132
Payables to Vanguard	10,450
Total Liabilities	1,277,177
Net Assets	216,541,295
At August 31, 2022, net assets consisted of:

Paid-in Capital	216,542,505
Total Distributable Earnings (Loss)	(1,210)
Net Assets	216,541,295

Net Assets
Applicable to 216,541,994,738 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	216,541,295
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
23

Federal Money Market Fund
Statement of Operations

Year Ended August 31, 2022
($000)
Investment Income
Income
Interest	1,215,665
Total Income	1,215,665
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,891
Management and Administrative	194,268
Marketing and Distribution	22,901
Custodian Fees	578
Auditing Fees	29
Shareholders’ Reports	4,717
Trustees’ Fees and Expenses	78
Other Expenses	13
Total Expenses	226,475
Expense Reduction—Note B	(43,547)
Net Expenses	182,928
Net Investment Income	1,032,737
Realized Net Gain (Loss) on Investment Securities Sold	350
Net Increase (Decrease) in Net Assets Resulting from Operations	1,033,087

See accompanying Notes, which are an integral part of the Financial Statements.
24

Federal Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,032,737	39,205
Realized Net Gain (Loss)	350	188
Net Increase (Decrease) in Net Assets Resulting from Operations	1,033,087	39,393
Distributions
Total Distributions	(1,032,754)	(39,216)
Capital Share Transactions (at $1.00 per share)
Issued	103,314,268	102,455,515
Issued in Lieu of Cash Distributions	979,612	36,748
Redeemed	(82,138,377)	(105,631,589)
Net Increase (Decrease) from Capital Share Transactions	22,155,503	(3,139,326)
Total Increase (Decrease)	22,155,836	(3,139,149)
Net Assets
Beginning of Period	194,385,459	197,524,608
End of Period	216,541,295	194,385,459

See accompanying Notes, which are an integral part of the Financial Statements.
25

Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0050	.0002	.010	.022	.014
Net Realized and Unrealized Gain (Loss) on Investments	(.0002)	—	—	—	—
Total from Investment Operations	.0048	.0002	.010	.022	.014
Distributions
Dividends from Net Investment Income	(.0048)	(.0002)	(.010)	(.022)	(.014)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0048)	(.0002)	(.010)	(.022)	(.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.48%	0.02%	1.03%	2.26%	1.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$216,541	$194,385	$197,525	$132,966	$100,287
Ratio of Total Expenses to Average Net Assets[3]	0.09%	0.09%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	0.50%	0.02%	0.93%	2.24%	1.43%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2022 and 0.11% for 2021. For the years ended August 31, 2020, 2019, and 2018, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Federal Money Market Fund
Notes to Financial Statements
Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged
27

Federal Money Market Fund
administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread.  However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2022, the fund had contributed to Vanguard capital in the amount of $7,830,000, representing less than 0.01% of the fund’s net assets and 3.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended ended August 31, 2022, Vanguard's expenses were reduced by $43,547,000 (an effective annual rate of 0.02% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
28

Federal Money Market Fund
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2022, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	19,132
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(1,210)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	1,032,754	39,216
Long-Term Capital Gains	—	—
Total	1,032,754	39,216
*	Includes short-term capital gains, if any.
29

Federal Money Market Fund
As of August 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	217,462,469
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Management has determined that no events or transactions occurred subsequent to August 31, 2022, that would require recognition or disclosure in these financial statements.
30

Treasury Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2022
1 - 7 Days	19.0%
8 - 30 Days	42.3
31 - 60 Days	26.3
61 - 90 Days	10.5
91 - 180 Days	1.4
Over 180 Days	0.5
31

Treasury Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (103.4%)
	United States Cash Management Bill	2.168%	11/8/22	2,379,000	2,368,979
	United States Treasury Bill	1.114%	9/1/22	1,258,000	1,258,000
	United States Treasury Bill	1.967%–1.981%	9/6/22	1,000,000	999,710
	United States Treasury Bill	1.211%–2.025%	9/8/22	3,076,000	3,075,029
	United States Treasury Bill	1.822%–2.141%	9/13/22	3,669,025	3,666,472
	United States Treasury Bill	1.616%	9/15/22	329,000	328,790
	United States Treasury Bill	1.212%–1.976%	9/20/22	3,800,000	3,796,067
	United States Treasury Bill	1.664%	9/22/22	206,000	205,799
	United States Treasury Bill	1.241%–2.222%	9/27/22	3,970,274	3,964,553
	United States Treasury Bill	1.348%–2.340%	10/4/22	3,666,476	3,659,461
	United States Treasury Bill	1.465%–2.402%	10/11/22	2,219,672	2,214,237
	United States Treasury Bill	2.327%	10/18/22	1,500,000	1,495,124
	United States Treasury Bill	2.439%	10/25/22	2,000,000	1,992,170
	United States Treasury Bill	2.113%–2.118%	11/1/22	1,000,000	996,430
	United States Treasury Bill	2.549%	11/10/22	350,000	348,244
	United States Treasury Bill	2.178%	12/15/22	300,000	298,110
	United States Treasury Bill	2.715%	1/12/23	200,000	198,016
	United States Treasury Bill	1.922%	4/20/23	75,000	74,100
	United States Treasury Bill	3.141%	6/15/23	100,000	97,592
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	2.826%	9/1/22	1,138,700	1,137,314
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	2.935%	9/1/22	550,000	550,004
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.049%	2.950%	9/1/22	700,000	700,021
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.055%	2.956%	9/1/22	2,110,202	2,110,327
Total U.S. Government and Agency Obligations (Cost $35,534,549)					35,534,549
Total Investments (103.4%) (Cost $35,534,549)					35,534,549
Other Assets and Liabilities—Net (-3.4%)					(1,179,738)
Net Assets (100%)					34,354,811
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.

See accompanying Notes, which are an integral part of the Financial Statements.
32

Treasury Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $35,534,549)	35,534,549
Investment in Vanguard	1,261
Receivables for Accrued Income	10,609
Receivables for Capital Shares Issued	99,713
Other Assets	3,298
Total Assets	35,649,430
Liabilities
Payables for Investment Securities Purchased	1,197,101
Payables for Capital Shares Redeemed	92,593
Payables for Distributions	3,570
Payables to Vanguard	1,355
Total Liabilities	1,294,619
Net Assets	34,354,811
At August 31, 2022, net assets consisted of:

Paid-in Capital	34,355,576
Total Distributable Earnings (Loss)	(765)
Net Assets	34,354,811

Net Assets
Applicable to 34,352,536,129 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,354,811
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
33

Treasury Money Market Fund
Statement of Operations

Year Ended August 31, 2022
($000)
Investment Income
Income
Interest	181,904
Total Income	181,904
Expenses
The Vanguard Group—Note B
Investment Advisory Services	653
Management and Administrative	26,238
Marketing and Distribution	3,829
Custodian Fees	149
Auditing Fees	24
Shareholders’ Reports	178
Trustees’ Fees and Expenses	13
Other Expenses	13
Total Expenses	31,097
Expense Reduction—Note B	(4,811)
Net Expenses	26,286
Net Investment Income	155,618
Realized Net Gain (Loss) on Investment Securities Sold	(657)
Net Increase (Decrease) in Net Assets Resulting from Operations	154,961

See accompanying Notes, which are an integral part of the Financial Statements.
34

Treasury Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	155,618	10,437
Realized Net Gain (Loss)	(657)	25
Net Increase (Decrease) in Net Assets Resulting from Operations	154,961	10,462
Distributions
Total Distributions	(155,642)	(10,438)
Capital Share Transactions (at $1.00 per share)
Issued	21,601,161	20,291,516
Issued in Lieu of Cash Distributions	144,000	9,604
Redeemed	(23,133,582)	(23,104,196)
Net Increase (Decrease) from Capital Share Transactions	(1,388,421)	(2,803,076)
Total Increase (Decrease)	(1,389,102)	(2,803,052)
Net Assets
Beginning of Period	35,743,913	38,546,965
End of Period	34,354,811	35,743,913

See accompanying Notes, which are an integral part of the Financial Statements.
35

Treasury Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0045	.0003	.010	.022	.014
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.0045	.0003	.010	.022	.014
Distributions
Dividends from Net Investment Income	(.0045)	(.0003)	(.010)	(.022)	(.014)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0045)	(.0003)	(.010)	(.022)	(.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.45%	0.03%	1.05%	2.25%	1.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,355	$35,744	$38,547	$28,428	$18,911
Ratio of Total Expenses to Average Net Assets[3]	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.45%	0.03%	0.95%	2.23%	1.43%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2022 and 0.09% for 2021. For the years ended August 31, 2020, 2019, and 2018, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Treasury Money Market Fund
Notes to Financial Statements
Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread.  However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the
37

Treasury Money Market Fund
extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2022, the fund had contributed to Vanguard capital in the amount of $1,261,000, representing less than 0.01% of the fund’s net assets and 0.50% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended August 31, 2022, Vanguard's expenses were reduced by $4,811,000 (an effective annual rate of 0.01% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2022, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a
38

Treasury Money Market Fund
quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	3,570
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(765)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	155,642	10,438
Long-Term Capital Gains	—	—
Total	155,642	10,438
*	Includes short-term capital gains, if any.
As of August 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	35,534,549
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Management has determined that no events or transactions occurred subsequent to August 31, 2022, that would require recognition or disclosure in these financial statements.
39

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees of Vanguard Money Market Reserves and Vanguard Admiral Funds and Shareholders of Vanguard Cash Reserves Federal Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Treasury Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Cash Reserves Federal Money Market Fund and Vanguard Federal Money Market Fund (constituting Vanguard Money Market Reserves) and Vanguard Treasury Money Market Fund (one of the funds constituting Vanguard Admiral Funds) (hereafter collectively referred to as the "Funds") as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
40

Tax information (unaudited) for Vanguard Cash Reserves Federal Money Market Fund
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund hereby designates 98.1%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100.0%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
The fund hereby designates $235,934,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.

Tax information (unaudited) for Vanguard Federal Money Market Fund
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100.0%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
The fund hereby designates $458,162,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.

Tax information (unaudited) for Vanguard Treasury Money Market Fund
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100.0%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
The fund hereby designates $155,642,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
41

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Cash Reserves Federal Money Market Fund (formerly known as Vanguard Prime Money Market Fund) and Vanguard Federal Money Market Fund, and the board of trustees of Vanguard Treasury Money Market Fund have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. Each board determined that continuing the respective fund’s internalized management structure was in the best interests of the fund and its shareholders.
Each board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
Each board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, each board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees of each board were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove each board’s decision.
Nature, extent, and quality of services
The applicable board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. Each board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The applicable board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The applicable board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its peer group. The applicable board concluded that the performance was such that each advisory arrangement should continue.
42

Cost
The applicable board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
Neither board conducts a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
Each board concluded that its respective fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
Each board will consider whether to renew the advisory arrangements again after a one-year period.
43

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund if preceded or accompanied by the fund's current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q300 102022

Annual Report  |  August 31, 2022
Vanguard S&P Mid-Cap 400 Index Funds
Vanguard S&P Mid-Cap 400 Index Fund
Vanguard S&P Mid-Cap 400 Value Index Fund
Vanguard S&P Mid-Cap 400 Growth Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Reflective of the dismal broad market trends for the 12 months ended August 31, 2022, returns for the three Vanguard S&P Mid-Cap 400 Index Funds ranged from –15.57% for ETF Shares of Vanguard S&P Mid-Cap 400 Growth Index Fund to –5.23% for Institutional Shares of Vanguard S&P Mid-Cap 400 Value Index Fund. (Returns for ETF Shares are based on net asset value.)
•	The investment outlook grew more challenging during the period. Sentiment deteriorated as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. The Federal Reserve reacted by raising interest rates, which pushed borrowing costs higher and sparked fears of recession.
•	The decline in equities was almost universal across regions, market capitalizations, and investment styles, but value stocks saw less of a decline than their growth counterparts.
•	One or two sectors in each of the three funds had positive returns, most notably high double-digit returns in energy. But this was not enough to offset declines in many other sectors. The double-digit declines in consumer discretionary and information technology held back returns across all three funds.
Market Barometer
	Average Annual Total Returns Periods Ended August 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-12.96%	12.14%	11.61%
Russell 2000 Index (Small-caps)	-17.88	8.59	6.95
Russell 3000 Index (Broad U.S. market)	-13.28	11.90	11.29
FTSE All-World ex US Index (International)	-19.00	3.48	2.12
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-11.65%	-2.01%	0.54%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.63	-0.83	1.28
FTSE Three-Month U.S. Treasury Bill Index	0.44	0.56	1.10
CPI
Consumer Price Index	8.26%	4.90%	3.82%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended August 31, 2022
	Beginning Account Value 2/28/2022	Ending Account Value 8/31/2022	Expenses Paid During Period
Based on Actual Fund Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$920.80	$0.48
Institutional Shares	1,000.00	920.90	0.39
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$937.50	$0.73
Institutional Shares	1,000.00	937.80	0.39
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$903.10	$0.72
Institutional Shares	1,000.00	903.40	0.38
Based on Hypothetical 5% Yearly Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$1,024.70	$0.51
Institutional Shares	1,000.00	1,024.80	0.41
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.77
Institutional Shares	1,000.00	1,024.80	0.41
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.77
Institutional Shares	1,000.00	1,024.80	0.41
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Mid-Cap 400 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the S&P Mid-Cap 400 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Mid-Cap 400 Growth Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

S&P Mid-Cap 400 Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2012, Through August 31, 2022
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P Mid-Cap 400 Index Fund ETF Shares Net Asset Value	-10.47%	8.60%	11.19%	$28,886
S&P Mid-Cap 400 Index Fund ETF Shares Market Price	-10.48	8.60	11.19	28,886
S&P MidCap 400 Index	-10.37	8.71	11.32	29,222
Dow Jones U.S. Total Stock Market Float Adjusted Index	-13.73	11.16	12.66	32,942

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
S&P Mid-Cap 400 Index Fund Institutional Shares	-10.43%	8.64%	11.25%	$14,523,563
S&P MidCap 400 Index	-10.37	8.71	11.32	14,610,970
Dow Jones U.S. Total Stock Market Float Adjusted Index	-13.73	11.16	12.66	16,470,991

See Financial Highlights for dividend and capital gains information.
4

S&P Mid-Cap 400 Index Fund
Cumulative Returns of ETF Shares: August 31, 2012, Through August 31, 2022
	One Year	Five Years	Ten Years
S&P Mid-Cap 400 Index Fund ETF Shares Market Price	-10.48%	51.09%	188.86%
S&P Mid-Cap 400 Index Fund ETF Shares Net Asset Value	-10.47	51.05	188.86
S&P MidCap 400 Index	-10.37	51.83	192.22
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
5

S&P Mid-Cap 400 Index Fund
Fund Allocation
As of August 31, 2022
Communication Services	1.6%
Consumer Discretionary	13.7
Consumer Staples	4.2
Energy	4.9
Financials	14.7
Health Care	10.1
Industrials	18.7
Information Technology	12.3
Materials	7.2
Real Estate	8.5
Utilities	4.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
6

S&P Mid-Cap 400 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Communication Services (1.5%)
*	Iridium Communications Inc.	168,505	7,480
	Cable One Inc.	6,468	7,341
	New York Times Co. Class A	219,483	6,692
	TEGNA Inc.	291,554	6,239
*	Ziff Davis Inc.	62,342	4,818
	World Wrestling Entertainment Inc. Class A	56,838	3,866
*	TripAdvisor Inc.	131,743	3,136
	John Wiley & Sons Inc. Class A	57,190	2,632
			42,204
Consumer Discretionary (13.7%)
	Williams-Sonoma Inc.	92,183	13,712
	Service Corp. International	208,946	12,894
*	Deckers Outdoor Corp.	35,854	11,530
	Lear Corp.	78,663	10,906
*	Mattel Inc.	463,968	10,263
	Lithia Motors Inc. Class A	38,082	10,109
	H&R Block Inc.	210,090	9,454
*	Five Below Inc.	73,068	9,344
*,1	GameStop Corp. Class A	325,597	9,325
*	Capri Holdings Ltd.	194,275	9,166
	Churchill Downs Inc.	45,043	8,878
	Murphy USA Inc.	29,313	8,506
	Gentex Corp.	308,647	8,423
	Polaris Inc.	73,615	8,338
[1]	Dick's Sporting Goods Inc.	76,406	8,127
	Texas Roadhouse Inc. Class A	89,720	7,964
*	TopBuild Corp.	43,152	7,930
	Wyndham Hotels & Resorts Inc.	121,238	7,922
	Marriott Vacations Worldwide Corp.	54,533	7,767
	Harley-Davidson Inc.	194,015	7,483
	Brunswick Corp.	99,665	7,446
	Leggett & Platt Inc.	175,832	6,720
		Shares	Market Value• ($000)
*	Skechers USA Inc. Class A	177,555	6,712
	Macy's Inc.	374,911	6,493
	Toll Brothers Inc.	145,145	6,356
*	Light & Wonder Inc.	125,959	6,201
*	Crocs Inc.	81,090	5,976
*	RH	23,146	5,923
	Thor Industries Inc.	72,456	5,870
*	AutoNation Inc.	46,871	5,840
	Tempur Sealy International Inc.	231,121	5,780
	Boyd Gaming Corp.	105,294	5,731
*	Goodyear Tire & Rubber Co.	372,117	5,221
*	Fox Factory Holding Corp.	55,520	5,175
	Choice Hotels International Inc.	43,315	4,969
	Kohl's Corp.	169,472	4,816
	Travel + Leisure Co.	112,585	4,774
	Wingstop Inc.	39,384	4,484
*	Visteon Corp.	36,972	4,430
	Wendy's Co.	225,679	4,329
*	Ollie's Bargain Outlet Holdings Inc.	76,920	4,254
*	YETI Holdings Inc.	113,557	4,189
*	Adient plc	124,972	4,149
	Foot Locker Inc.	109,961	4,051
	Hanesbrands Inc.	459,889	4,006
*	Taylor Morrison Home Corp. Class A	157,233	3,948
	Carter's Inc.	53,124	3,923
*	Helen of Troy Ltd.	31,350	3,876
*	Grand Canyon Education Inc.	42,605	3,467
*	Callaway Golf Co.	153,012	3,386
	Papa John's International Inc.	41,879	3,385
	Cracker Barrel Old Country Store Inc.	30,565	3,299
	KB Home	114,183	3,271
	Columbia Sportswear Co.	43,830	3,122
*	Victoria's Secret & Co.	89,307	2,986
	Dana Inc.	188,706	2,919
7

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Graham Holdings Co. Class B	5,158	2,917
	Gap Inc.	277,419	2,536
	Nordstrom Inc.	146,718	2,510
	American Eagle Outfitters Inc.	202,840	2,284
*	Under Armour Inc. Class A	245,088	2,064
*	Under Armour Inc. Class C	269,959	2,049
			373,878
Consumer Staples (4.1%)
*	Darling Ingredients Inc.	212,613	16,171
*	BJ's Wholesale Club Holdings Inc.	177,606	13,230
	Casey's General Stores Inc.	48,859	10,445
*	Performance Food Group Co.	204,056	10,199
	Ingredion Inc.	87,159	7,589
	Flowers Foods Inc.	262,371	7,163
*	Post Holdings Inc.	73,584	6,531
*	Celsius Holdings Inc.	50,639	5,241
*	Grocery Outlet Holding Corp.	115,277	4,625
	Lancaster Colony Corp.	26,070	4,394
*	Sprouts Farmers Market Inc.	144,221	4,168
*	Boston Beer Co. Inc. Class A	12,361	4,167
*	BellRing Brands Inc.	162,713	3,855
*	Coty Inc. Class A	452,502	3,398
	Coca-Cola Consolidated Inc.	6,056	2,872
	Nu Skin Enterprises Inc. Class A	66,078	2,705
	Energizer Holdings Inc.	86,302	2,425
*	Hain Celestial Group Inc.	118,230	2,395
*	Pilgrim's Pride Corp.	63,371	1,804
			113,377
Energy (4.8%)
	Targa Resources Corp.	300,048	20,472
	EQT Corp.	389,164	18,602
*	Range Resources Corp.	341,188	11,211
*	Southwestern Energy Co.	1,469,261	11,005
	HF Sinclair Corp.	196,852	10,360
	NOV Inc.	516,948	9,135
	Matador Resources Co.	146,164	8,711
	PDC Energy Inc.	125,637	8,532
	Murphy Oil Corp.	192,330	7,495
	DT Midstream Inc.	127,375	7,032
	ChampionX Corp.	267,974	5,845
	Equitrans Midstream Corp.	535,945	4,968
*	CNX Resources Corp.	256,646	4,535
	Antero Midstream Corp.	428,855	4,319
			132,222
		Shares	Market Value• ($000)
Financials (14.7%)
	First Horizon Corp.	704,142	15,928
*	Alleghany Corp.	17,711	14,898
	East West Bancorp Inc.	186,787	13,480
	American Financial Group Inc.	87,367	11,155
	Reinsurance Group of America Inc.	88,175	11,054
	Webster Financial Corp.	234,422	11,030
	Unum Group	264,685	10,018
	Commerce Bancshares Inc.	144,634	9,946
	Cullen/Frost Bankers Inc.	75,100	9,760
	Prosperity Bancshares Inc.	121,340	8,601
	Stifel Financial Corp.	140,272	8,320
	Voya Financial Inc.	134,477	8,274
	Old Republic International Corp.	377,444	8,243
	Pinnacle Financial Partners Inc.	100,544	8,115
	Jefferies Financial Group Inc.	252,194	8,093
	RenaissanceRe Holdings Ltd.	58,168	7,868
	Synovus Financial Corp.	191,311	7,683
	First American Financial Corp.	141,392	7,564
	SEI Investments Co.	137,368	7,514
	Glacier Bancorp Inc.	142,903	7,242
	First Financial Bankshares Inc.	169,136	7,190
	Kinsale Capital Group Inc.	28,349	7,189
	Interactive Brokers Group Inc. Class A	115,129	7,091
	Wintrust Financial Corp.	79,366	6,694
	United Bankshares Inc.	178,720	6,630
	Affiliated Managers Group Inc.	50,927	6,486
	Old National Bancorp	385,747	6,438
	Valley National Bancorp	553,340	6,430
	Primerica Inc.	50,674	6,423
	Selective Insurance Group Inc.	79,484	6,313
	Cadence Bank	241,609	6,156
	Hanover Insurance Group Inc.	46,876	6,065
	New York Community Bancorp Inc.	614,985	6,021
	Bank OZK	148,483	6,018
	Home BancShares Inc.	249,144	5,862
	MGIC Investment Corp.	407,776	5,827
	RLI Corp.	52,526	5,765
	Essent Group Ltd.	141,755	5,669
	Hancock Whitney Corp.	113,770	5,487
	SLM Corp.	354,733	5,420
	FNB Corp.	444,266	5,296

8

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Janus Henderson Group plc	221,052	5,173
	UMB Financial Corp.	56,627	5,066
	Umpqua Holdings Corp.	285,326	5,062
	Evercore Inc. Class A	53,491	5,012
*	Brighthouse Financial Inc.	98,637	4,690
	Cathay General Bancorp	98,836	4,145
	Bank of Hawaii Corp.	53,065	4,140
	Federated Hermes Inc. Class B	120,758	4,113
	PacWest Bancorp	154,369	4,065
	FirstCash Holdings Inc.	51,783	4,037
	Associated Banc-Corp	197,232	3,952
*	Texas Capital Bancshares Inc.	66,785	3,942
	Kemper Corp.	78,866	3,628
	Fulton Financial Corp.	219,698	3,566
	Navient Corp.	194,708	2,997
	International Bancshares Corp.	69,913	2,917
	CNO Financial Group Inc.	152,574	2,809
	Washington Federal Inc.	85,954	2,751
	Bread Financial Holdings Inc.	65,567	2,520
	Mercury General Corp.	34,851	1,112
			400,953
Health Care (10.1%)
*	Repligen Corp.	67,859	14,886
*	Shockwave Medical Inc.	47,117	13,987
*	United Therapeutics Corp.	59,632	13,514
*	Neurocrine Biosciences Inc.	125,816	13,164
*	Jazz Pharmaceuticals plc	82,032	12,733
*	Masimo Corp.	67,217	9,874
*	Acadia Healthcare Co. Inc.	119,163	9,763
	Chemed Corp.	19,701	9,381
*	Syneos Health Inc.	135,017	8,116
*	Tenet Healthcare Corp.	141,784	8,011
*	Envista Holdings Corp.	214,067	7,940
*	Penumbra Inc.	46,621	7,654
*	Exelixis Inc.	422,229	7,490
*	Halozyme Therapeutics Inc.	181,627	7,398
	Bruker Corp.	131,685	7,374
*	HealthEquity Inc.	111,083	7,340
	Perrigo Co. plc	177,148	6,629
*	LHC Group Inc.	40,867	6,599
	Encompass Health Corp.	131,408	6,382
*	Globus Medical Inc. Class A	104,426	6,181
*	Option Care Health Inc.	196,720	6,090
*	STAAR Surgical Co.	62,977	5,957
*	Omnicell Inc.	58,210	5,954
*	Arrowhead Pharmaceuticals Inc.	139,211	5,528
*	Medpace Holdings Inc.	35,453	5,233
*	QuidelOrtho Corp.	65,897	5,223
		Shares	Market Value• ($000)
	Azenta Inc.	98,764	5,206
*	Amedisys Inc.	42,934	5,086
*	Haemonetics Corp.	67,215	5,043
*	Integra LifeSciences Holdings Corp.	93,975	4,484
*	ICU Medical Inc.	26,464	4,208
*	LivaNova plc	70,397	3,960
*	R1 RCM Inc.	176,557	3,858
*	Tandem Diabetes Care Inc.	84,079	3,846
*	Progyny Inc.	93,095	3,743
	Patterson Cos. Inc.	114,604	3,196
*	Enovis Corp.	61,766	3,128
*	Inari Medical Inc.	44,694	3,100
*,1	Neogen Corp.	142,024	2,968
*	NuVasive Inc.	68,423	2,909
*	Sotera Health Co.	130,430	2,206
			275,342
Industrials (18.6%)
	Carlisle Cos. Inc.	68,059	20,122
	Hubbell Inc. Class B	70,641	14,573
	Graco Inc.	222,728	14,219
	AECOM	186,087	13,612
*	Builders FirstSource Inc.	227,419	13,329
	Regal Rexnord Corp.	88,198	12,135
	Watsco Inc.	43,658	11,876
	Toro Co.	137,600	11,411
*	Axon Enterprise Inc.	93,478	10,907
	Knight-Swift Transportation Holdings Inc. Class A	215,312	10,875
	Lincoln Electric Holdings Inc.	76,467	10,452
	Owens Corning	127,780	10,443
	Lennox International Inc.	43,485	10,442
*	Middleby Corp.	71,590	10,296
	Tetra Tech Inc.	70,667	9,597
*	Chart Industries Inc.	47,199	9,150
*	Sunrun Inc.	276,591	9,136
	KBR Inc.	183,738	8,875
	AGCO Corp.	80,456	8,746
*	CACI International Inc. Class A	30,824	8,658
	Donaldson Co. Inc.	162,651	8,352
	MDU Resources Group Inc.	267,698	8,071
	EMCOR Group Inc.	67,329	8,007
	ITT Inc.	109,900	7,971
	Valmont Industries Inc.	28,057	7,767
*	Clean Harbors Inc.	65,927	7,741
*	Avis Budget Group Inc.	45,131	7,554
	Acuity Brands Inc.	45,524	7,463
	Curtiss-Wright Corp.	50,618	7,450
	Woodward Inc.	79,833	7,430
*	FTI Consulting Inc.	45,385	7,289
	nVent Electric plc	219,029	7,219
*	Saia Inc.	34,762	7,190

9

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Landstar System Inc.	48,880	7,167
*	Trex Co. Inc.	149,009	6,972
	Oshkosh Corp.	86,618	6,909
*	XPO Logistics Inc.	130,211	6,826
	Science Applications International Corp.	73,504	6,694
*	IAA Inc.	176,466	6,575
*	ASGN Inc.	67,278	6,506
	Hexcel Corp.	110,664	6,493
*	Stericycle Inc.	121,268	6,074
*	MasTec Inc.	75,259	6,058
*	GXO Logistics Inc.	133,986	5,946
	Crane Holdings Co.	62,755	5,922
	MSA Safety Inc.	48,179	5,727
*	Univar Solutions Inc.	222,973	5,623
	Timken Co.	88,781	5,592
*	Kirby Corp.	79,279	5,316
	Simpson Manufacturing Co. Inc.	56,857	5,267
	Flowserve Corp.	172,098	5,244
	Ryder System Inc.	67,368	5,150
	Insperity Inc.	46,835	5,106
	ManpowerGroup Inc.	69,416	5,090
	Watts Water Technologies Inc. Class A	36,134	5,005
*	Fluor Corp.	186,758	4,938
	MSC Industrial Direct Co. Inc. Class A	62,024	4,913
	GATX Corp.	46,879	4,529
*	Dycom Industries Inc.	38,941	4,366
*	Mercury Systems Inc.	75,808	3,649
	Brink's Co.	61,833	3,418
	EnerSys	54,206	3,381
*	JetBlue Airways Corp.	422,145	3,289
	Werner Enterprises Inc.	77,931	3,101
	Terex Corp.	91,231	3,031
	MillerKnoll Inc.	99,715	2,760
	Kennametal Inc.	108,793	2,550
	Esab Corp.	60,078	2,469
*	Vicor Corp.	28,441	2,023
			508,037
Information Technology (12.3%)
*	First Solar Inc.	130,488	16,644
*	Fair Isaac Corp.	34,138	15,342
*	Wolfspeed Inc.	120,759	13,703
*	Paylocity Holding Corp.	52,250	12,592
*	Manhattan Associates Inc.	83,088	11,737
	Jabil Inc.	185,873	11,208
	Genpact Ltd.	224,230	10,534
*	Ciena Corp.	200,282	10,162
*	Lattice Semiconductor Corp.	181,156	9,764
	Cognex Corp.	228,696	9,630
*	WEX Inc.	59,226	9,136
*	Arrow Electronics Inc.	86,917	9,110
		Shares	Market Value• ($000)
*	II-VI Inc.	169,853	8,022
*	Aspen Technology Inc.	36,996	7,791
	Littelfuse Inc.	32,571	7,727
*	Lumentum Holdings Inc.	90,845	7,590
	Western Union Co.	508,116	7,530
	MKS Instruments Inc.	75,175	7,488
	Concentrix Corp.	56,642	7,124
	National Instruments Corp.	172,684	6,866
*	Qualys Inc.	43,979	6,680
	Universal Display Corp.	57,178	6,389
*	Novanta Inc.	47,008	6,285
*	Silicon Laboratories Inc.	48,161	6,036
*	Synaptics Inc.	52,138	6,028
*	Euronet Worldwide Inc.	66,564	5,902
*	Cirrus Logic Inc.	75,417	5,784
	Avnet Inc.	128,667	5,647
*	NCR Corp.	179,911	5,586
	Power Integrations Inc.	76,774	5,492
	TD SYNNEX Corp.	54,440	5,242
	Maximus Inc.	80,727	4,891
	Vontier Corp.	212,242	4,652
*	Teradata Corp.	137,645	4,529
*	Calix Inc.	73,082	4,301
*	IPG Photonics Corp.	45,699	4,140
*	Semtech Corp.	83,458	3,855
	Belden Inc.	58,207	3,811
*	Envestnet Inc.	72,550	3,799
*	Viasat Inc.	97,889	3,718
*	ACI Worldwide Inc.	151,037	3,580
*	MACOM Technology Solutions Holdings Inc.	64,424	3,553
	Vishay Intertechnology Inc.	173,478	3,412
*	CommVault Systems Inc.	58,665	3,185
*	Blackbaud Inc.	59,871	3,131
*	Sabre Corp.	429,982	3,092
	Amkor Technology Inc.	132,075	2,659
*	SunPower Corp.	109,879	2,637
	Xerox Holdings Corp.	157,168	2,612
*	Kyndryl Holdings Inc.	236,501	2,464
*	SiTime Corp.	20,491	2,180
*	Digital Turbine Inc.	175	3
			334,975
Materials (7.1%)
	Steel Dynamics Inc.	235,949	19,046
	RPM International Inc.	170,455	15,879
	Reliance Steel & Aluminum Co.	81,545	15,329
	Alcoa Corp.	242,802	12,014
*	Cleveland-Cliffs Inc.	628,505	10,854
	Olin Corp.	182,673	9,985
	AptarGroup Inc.	86,322	8,875
	Sonoco Products Co.	128,357	8,089
	Royal Gold Inc.	86,406	7,941
	United States Steel Corp.	343,123	7,847
	Chemours Co.	204,713	6,905

10

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Valvoline Inc.	234,709	6,823
	Ashland Inc.	66,793	6,797
	Commercial Metals Co.	159,999	6,481
	Eagle Materials Inc.	52,024	6,223
	Louisiana-Pacific Corp.	108,170	5,866
	Cabot Corp.	74,171	5,338
	Avient Corp.	120,337	5,274
	Silgan Holdings Inc.	110,688	5,042
	Sensient Technologies Corp.	55,338	4,409
*	Ingevity Corp.	50,964	3,575
	Scotts Miracle-Gro Co.	53,160	3,559
*	MP Materials Corp.	98,060	3,431
	NewMarket Corp.	8,912	2,560
	Minerals Technologies Inc.	43,444	2,531
	Greif Inc. Class A	35,067	2,351
	Worthington Industries Inc.	42,356	2,160
			195,184
Real Estate (8.4%)
	Life Storage Inc.	111,069	14,134
	Rexford Industrial Realty Inc.	217,268	13,516
	Healthcare Realty Trust Inc. Class A	501,188	12,189
	Medical Properties Trust Inc.	789,899	11,540
*	Jones Lang LaSalle Inc.	64,317	11,127
	Lamar Advertising Co. Class A	114,608	10,761
	National Retail Properties Inc.	231,607	10,399
	Omega Healthcare Investors Inc.	309,648	10,113
	EastGroup Properties Inc.	54,875	9,056
	STORE Capital Corp.	332,373	8,967
	First Industrial Realty Trust Inc.	173,789	8,808
	Brixmor Property Group Inc.	394,343	8,471
	Apartment Income REIT Corp. Class A	206,783	8,447
	Spirit Realty Capital Inc.	176,805	7,222
	Rayonier Inc.	192,618	6,842
	Kilroy Realty Corp.	138,285	6,744
	Independence Realty Trust Inc.	290,869	5,657
	National Storage Affiliates Trust	110,796	5,597
	Kite Realty Group Trust	288,490	5,585
	Cousins Properties Inc.	195,978	5,262
	Physicians Realty Trust	296,955	4,947
	Sabra Health Care REIT Inc.	303,708	4,547
	Douglas Emmett Inc.	231,090	4,511
	EPR Properties	98,816	4,298
	Park Hotels & Resorts Inc.	306,900	4,297
	Shares	Market Value• ($000)
PotlatchDeltic Corp.	91,252	4,236
Highwoods Properties Inc.	138,286	4,205
Corporate Office Properties Trust	147,753	3,818
SL Green Realty Corp.	84,287	3,723
JBG SMITH Properties	142,997	3,142
Pebblebrook Hotel Trust	172,774	3,044
Macerich Co.	282,432	2,703
Hudson Pacific Properties Inc.	190,408	2,515
		230,423
Utilities (4.1%)
Essential Utilities Inc.	303,077	14,896
UGI Corp.	276,327	10,915
OGE Energy Corp.	263,527	10,683
National Fuel Gas Co.	120,397	8,581
IDACORP Inc.	66,571	7,272
Southwest Gas Holdings Inc.	88,027	6,853
Black Hills Corp.	85,366	6,444
Portland General Electric Co.	117,482	6,070
Hawaiian Electric Industries Inc.	144,131	5,638
New Jersey Resources Corp.	126,671	5,591
ONE Gas Inc.	71,252	5,577
Ormat Technologies Inc.	59,111	5,526
PNM Resources Inc.	112,816	5,351
Spire Inc.	68,678	4,800
ALLETE Inc.	75,039	4,441
NorthWestern Corp.	71,165	3,770
		112,408
Total Common Stocks (Cost $2,456,057)		2,719,003

11

S&P Mid-Cap 400 Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[2,3] Vanguard Market Liquidity Fund, 2.284% (Cost $27,726)	277,369	27,728
Total Investments (100.4%) (Cost $2,483,783)		2,746,731
Other Assets and Liabilities—Net (-0.4%)		(11,282)
Net Assets (100%)		2,735,449
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,854,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $15,884,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2022	44	10,693	134

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Wolfspeed Inc.	8/31/23	BANA	4,766	(2.581)	—	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At August 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,274,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P Mid-Cap 400 Index Fund
Statement of Assets and Liabilities
As of August 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,456,057)	2,719,003
Affiliated Issuers (Cost $27,726)	27,728
Total Investments in Securities	2,746,731
Investment in Vanguard	101
Cash Collateral Pledged—Futures Contracts	600
Receivables for Investment Securities Sold	2,623
Receivables for Accrued Income	2,944
Receivables for Capital Shares Issued	229
Total Assets	2,753,228
Liabilities
Due to Custodian	1,326
Payables for Investment Securities Purchased	25
Collateral for Securities on Loan	15,884
Payables for Capital Shares Redeemed	354
Payables to Vanguard	114
Variation Margin Payable—Futures Contracts	76
Total Liabilities	17,779
Net Assets	2,735,449
1 Includes $14,854 of securities on loan.
13

S&P Mid-Cap 400 Index Fund
Statement of Assets and Liabilities (continued)
At August 31, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	2,714,718
Total Distributable Earnings (Loss)	20,731
Net Assets	2,735,449

ETF Shares—Net Assets
Applicable to 8,576,157 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,410,817
Net Asset Value Per Share—ETF Shares	$164.50

Institutional Shares—Net Assets
Applicable to 4,037,142 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,324,632
Net Asset Value Per Share—Institutional Shares	$328.11
See accompanying Notes, which are an integral part of the Financial Statements.
14

S&P Mid-Cap 400 Index Fund
Statement of Operations

Year Ended August 31, 2022
($000)
Investment Income
Income
Dividends	42,707
Interest[1]	59
Securities Lending—Net	613
Total Income	43,379
Expenses
The Vanguard Group—Note B
Investment Advisory Services	326
Management and Administrative—ETF Shares	1,136
Management and Administrative—Institutional Shares	861
Marketing and Distribution—ETF Shares	80
Marketing and Distribution—Institutional Shares	43
Custodian Fees	42
Auditing Fees	28
Shareholders’ Reports—ETF Shares	50
Shareholders’ Reports—Institutional Shares	13
Trustees’ Fees and Expenses	1
Other Expenses	14
Total Expenses	2,594
Expenses Paid Indirectly	(2)
Net Expenses	2,592
Net Investment Income	40,787
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	144,106
Futures Contracts	(2,137)
Swap Contracts	886
Realized Net Gain (Loss)	142,855
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(503,103)
Futures Contracts	115
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	(502,988)
Net Increase (Decrease) in Net Assets Resulting from Operations	(319,346)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $59,000, ($11,000), less than $1,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $162,155,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
15

S&P Mid-Cap 400 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	40,787	31,769
Realized Net Gain (Loss)	142,855	185,294
Change in Unrealized Appreciation (Depreciation)	(502,988)	699,605
Net Increase (Decrease) in Net Assets Resulting from Operations	(319,346)	916,668
Distributions
ETF Shares	(19,007)	(14,119)
Institutional Shares	(18,307)	(16,856)
Total Distributions	(37,314)	(30,975)
Capital Share Transactions
ETF Shares	119,621	182,048
Institutional Shares	100,708	(248,994)
Net Increase (Decrease) from Capital Share Transactions	220,329	(66,946)
Total Increase (Decrease)	(136,331)	818,747
Net Assets
Beginning of Period	2,871,780	2,053,033
End of Period	2,735,449	2,871,780
See accompanying Notes, which are an integral part of the Financial Statements.
16

S&P Mid-Cap 400 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$186.16	$130.31	$127.18	$138.01	$116.74
Investment Operations
Net Investment Income[1]	2.494	1.996	1.959	1.880	1.778
Net Realized and Unrealized Gain (Loss) on Investments	(21.857)	55.805	3.205	(10.864)	21.199
Total from Investment Operations	(19.363)	57.801	5.164	(8.984)	22.977
Distributions
Dividends from Net Investment Income	(2.297)	(1.951)	(2.034)	(1.846)	(1.707)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.297)	(1.951)	(2.034)	(1.846)	(1.707)
Net Asset Value, End of Period	$164.50	$186.16	$130.31	$127.18	$138.01
Total Return	-10.47%	44.65%	4.11%	-6.50%	19.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,411	$1,476	$890	$919	$973
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%	0.10%	0.10%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.21%	1.57%	1.47%	1.38%
Portfolio Turnover Rate[3]	11%	16%	17%	10%	12%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
17

S&P Mid-Cap 400 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$371.30	$259.90	$253.60	$275.26	$232.82
Investment Operations
Net Investment Income[1]	5.037	4.038	3.959	3.786	3.711
Net Realized and Unrealized Gain (Loss) on Investments	(43.574)	111.307	6.384	(21.653)	42.301
Total from Investment Operations	(38.537)	115.345	10.343	(17.867)	46.012
Distributions
Dividends from Net Investment Income	(4.653)	(3.945)	(4.043)	(3.793)	(3.572)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.653)	(3.945)	(4.043)	(3.793)	(3.572)
Net Asset Value, End of Period	$328.11	$371.30	$259.90	$253.60	$275.26
Total Return	-10.43%	44.69%	4.14%	-6.49%	19.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,325	$1,396	$1,164	$1,202	$1,420
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.43%	1.24%	1.59%	1.49%	1.45%
Portfolio Turnover Rate[3]	11%	16%	17%	10%	12%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
18

S&P Mid-Cap 400 Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
19

S&P Mid-Cap 400 Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
20

S&P Mid-Cap 400 Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
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S&P Mid-Cap 400 Index Fund
For the year ended August 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2022, the fund had contributed to Vanguard capital in the amount of $101,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
22

S&P Mid-Cap 400 Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,719,003	—	—	2,719,003
Temporary Cash Investments	27,728	—	—	27,728
Total	2,746,731	—	—	2,746,731

Derivative Financial Instruments
Assets
Futures Contracts[1]	134	—	—	134
Swap Contracts	—	—	—	—
Total	134	—	—	134
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	161,823
Total Distributable Earnings (Loss)	(161,823)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	10,997
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(243,921)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	253,655
23

S&P Mid-Cap 400 Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	37,314	30,975
Long-Term Capital Gains	—	—
Total	37,314	30,975
*	Includes short-term capital gains, if any.
As of August 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,493,076
Gross Unrealized Appreciation	517,361
Gross Unrealized Depreciation	(263,706)
Net Unrealized Appreciation (Depreciation)	253,655
F.	During the year ended August 31, 2022, the fund purchased $922,410,000 of investment securities and sold $710,283,000 of investment securities, other than temporary cash investments. Purchases and sales include $414,079,000 and $385,948,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2022, such purchases were $124,066,000 and sales were $77,036,000, resulting in net realized loss of $30,181,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	520,086	2,925	666,229	4,125
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(400,465)	(2,275)	(484,181)	(3,025)
Net Increase (Decrease)—ETF Shares	119,621	650	182,048	1,100
24

S&P Mid-Cap 400 Index Fund
	Year Ended August 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	239,857	682	157,041	500
Issued in Lieu of Cash Distributions	17,388	51	16,165	52
Redeemed	(156,537)	(456)	(422,200)	(1,269)
Net Increase (Decrease)—Institutional Shares	100,708	277	(248,994)	(717)
H.	Management has determined that no events or transactions occurred subsequent to August 31, 2022, that would require recognition or disclosure in these financial statements.
25

S&P Mid-Cap 400 Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2012, Through August 31, 2022
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P Mid-Cap 400 Value Index Fund ETF Shares Net Asset Value	-5.34%	8.46%	11.16%	$28,816
S&P Mid-Cap 400 Value Index Fund ETF Shares Market Price	-5.34	8.47	11.16	28,810
S&P MidCap 400 Value Index	-5.18	8.61	11.34	29,286
Dow Jones U.S. Total Stock Market Float Adjusted Index	-13.73	11.16	12.66	32,942

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
S&P Mid-Cap 400 Value Index Fund Institutional Shares	-5.23%	8.56%	11.28%	$14,560,445
S&P MidCap 400 Value Index	-5.18	8.61	11.34	14,643,172
Dow Jones U.S. Total Stock Market Float Adjusted Index	-13.73	11.16	12.66	16,470,991

See Financial Highlights for dividend and capital gains information.
26

S&P Mid-Cap 400 Value Index Fund
Cumulative Returns of ETF Shares: August 31, 2012, Through August 31, 2022
	One Year	Five Years	Ten Years
S&P Mid-Cap 400 Value Index Fund ETF Shares Market Price	-5.34%	50.18%	188.10%
S&P Mid-Cap 400 Value Index Fund ETF Shares Net Asset Value	-5.34	50.11	188.16
S&P MidCap 400 Value Index	-5.18	51.16	192.86
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
27

S&P Mid-Cap 400 Value Index Fund
Fund Allocation
As of August 31, 2022
Communication Services	1.2%
Consumer Discretionary	12.1
Consumer Staples	6.0
Energy	4.2
Financials	17.6
Health Care	7.0
Industrials	19.0
Information Technology	9.9
Materials	6.7
Real Estate	9.7
Utilities	6.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
28

S&P Mid-Cap 400 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Communication Services (1.3%)
*	Iridium Communications Inc.	49,394	2,192
	TEGNA Inc.	101,622	2,175
	Cable One Inc.	1,695	1,924
	New York Times Co. Class A	57,375	1,749
*	TripAdvisor Inc.	47,857	1,139
	World Wrestling Entertainment Inc. Class A	13,533	920
	John Wiley & Sons Inc. Class A	17,871	823
			10,922
Consumer Discretionary (12.0%)
	Lear Corp.	49,089	6,806
	Lithia Motors Inc. Class A	23,755	6,305
	Murphy USA Inc.	18,278	5,304
	Leggett & Platt Inc.	109,670	4,192
	Macy's Inc.	233,876	4,051
	Toll Brothers Inc.	90,546	3,965
	Thor Industries Inc.	45,181	3,660
*	Goodyear Tire & Rubber Co.	231,979	3,255
	H&R Block Inc.	70,755	3,184
	Kohl's Corp.	105,579	3,001
	Travel + Leisure Co.	70,134	2,974
	Polaris Inc.	26,171	2,964
*	Visteon Corp.	23,083	2,766
	Marriott Vacations Worldwide Corp.	18,709	2,665
*	Ollie's Bargain Outlet Holdings Inc.	47,895	2,649
*	Adient plc	77,870	2,585
	Foot Locker Inc.	68,591	2,527
	Hanesbrands Inc.	286,360	2,494
	Gentex Corp.	90,416	2,467
*	Taylor Morrison Home Corp. Class A	98,251	2,467
	Carter's Inc.	33,081	2,443
*	Capri Holdings Ltd.	47,226	2,228
*	Skechers USA Inc. Class A	58,697	2,219
*	Grand Canyon Education Inc.	26,541	2,160
*	Callaway Golf Co.	95,448	2,112
		Shares	Market Value• ($000)
	Cracker Barrel Old Country Store Inc.	19,071	2,058
	KB Home	71,144	2,038
	Texas Roadhouse Inc. Class A	22,353	1,984
	Harley-Davidson Inc.	51,006	1,967
*	AutoNation Inc.	15,465	1,927
	Dana Inc.	117,499	1,818
	Graham Holdings Co. Class B	3,211	1,816
	Wyndham Hotels & Resorts Inc.	26,418	1,726
	Gap Inc.	172,830	1,580
	Nordstrom Inc.	91,545	1,566
	Wendy's Co.	70,576	1,354
	Choice Hotels International Inc.	8,671	995
*	Victoria's Secret & Co.	28,529	954
	Columbia Sportswear Co.	12,900	919
	American Eagle Outfitters Inc.	73,579	828
*	Under Armour Inc. Class A	87,687	738
*	Under Armour Inc. Class C	95,510	725
			106,436
Consumer Staples (6.0%)
*	BJ's Wholesale Club Holdings Inc.	110,756	8,250
	Casey's General Stores Inc.	30,468	6,513
*	Performance Food Group Co.	127,255	6,360
	Ingredion Inc.	54,366	4,734
	Flowers Foods Inc.	163,618	4,467
*	Post Holdings Inc.	45,884	4,073
*	Grocery Outlet Holding Corp.	71,995	2,888
*	Sprouts Farmers Market Inc.	90,004	2,601
*	BellRing Brands Inc.	101,309	2,400
*	Coty Inc. Class A	282,189	2,119
	Nu Skin Enterprises Inc. Class A	41,158	1,685
	Energizer Holdings Inc.	53,690	1,509
*	Hain Celestial Group Inc.	73,560	1,490
	Lancaster Colony Corp.	8,489	1,431
29

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
*	Pilgrim's Pride Corp.	39,583	1,127
*	Boston Beer Co. Inc. Class A	3,093	1,043
			52,690
Energy (4.2%)
	EQT Corp.	242,704	11,602
	HF Sinclair Corp.	122,793	6,463
	NOV Inc.	322,567	5,700
	Equitrans Midstream Corp.	334,000	3,096
	DT Midstream Inc.	46,069	2,543
*	Southwestern Energy Co.	329,884	2,471
*	Range Resources Corp.	65,887	2,165
	ChampionX Corp.	88,341	1,927
*	CNX Resources Corp.	85,134	1,504
			37,471
Financials (17.5%)
	First Horizon Corp.	439,114	9,933
*	Alleghany Corp.	11,046	9,292
	Reinsurance Group of America Inc.	55,000	6,895
	Unum Group	165,107	6,249
	Prosperity Bancshares Inc.	75,698	5,365
	Voya Financial Inc.	83,898	5,162
	Old Republic International Corp.	235,412	5,141
	RenaissanceRe Holdings Ltd.	36,279	4,907
	United Bankshares Inc.	111,444	4,135
	Webster Financial Corp.	86,280	4,059
	Old National Bancorp	240,555	4,015
	Valley National Bancorp	345,085	4,010
	Selective Insurance Group Inc.	49,548	3,935
	Cadence Bank	150,669	3,839
	Hanover Insurance Group Inc.	29,220	3,781
	New York Community Bancorp Inc.	383,505	3,754
	American Financial Group Inc.	28,879	3,687
	MGIC Investment Corp.	254,237	3,633
	Essent Group Ltd.	88,351	3,533
	FNB Corp.	277,281	3,305
	Commerce Bancshares Inc.	45,104	3,102
*	Brighthouse Financial Inc.	61,508	2,925
	Synovus Financial Corp.	71,612	2,876
	Cullen/Frost Bankers Inc.	20,607	2,678
	First American Financial Corp.	47,620	2,548
	FirstCash Holdings Inc.	32,333	2,521
	Associated Banc-Corp	123,281	2,470
*	Texas Capital Bancshares Inc.	41,658	2,459
	Home BancShares Inc.	97,784	2,301
	Kemper Corp.	49,244	2,265
	Fulton Financial Corp.	137,165	2,226
		Shares	Market Value• ($000)
	Wintrust Financial Corp.	24,745	2,087
	Bank OZK	49,065	1,989
	Umpqua Holdings Corp.	112,139	1,989
	SEI Investments Co.	35,075	1,919
	Hancock Whitney Corp.	38,932	1,878
	International Bancshares Corp.	43,594	1,819
	CNO Financial Group Inc.	95,201	1,753
	Janus Henderson Group plc	74,278	1,738
	Washington Federal Inc.	53,516	1,713
	Interactive Brokers Group Inc. Class A	27,238	1,678
	Cathay General Bancorp	37,571	1,576
	Bread Financial Holdings Inc.	40,798	1,568
	Primerica Inc.	12,005	1,522
	Bank of Hawaii Corp.	19,243	1,501
	RLI Corp.	13,067	1,434
	Federated Hermes Inc. Class B	40,008	1,363
	Mercury General Corp.	21,891	698
			155,226
Health Care (6.9%)
*	Jazz Pharmaceuticals plc	51,164	7,942
*	Acadia Healthcare Co. Inc.	74,320	6,089
*	Envista Holdings Corp.	133,510	4,952
*	United Therapeutics Corp.	19,338	4,382
	Perrigo Co. plc	110,474	4,134
*	LHC Group Inc.	25,475	4,113
	Encompass Health Corp.	81,943	3,980
*	Amedisys Inc.	26,742	3,168
*	Haemonetics Corp.	41,961	3,148
	Chemed Corp.	5,284	2,516
*	Exelixis Inc.	123,755	2,195
	Patterson Cos. Inc.	71,339	1,990
*	NuVasive Inc.	42,727	1,816
*	Globus Medical Inc. Class A	25,986	1,538
*	HealthEquity Inc.	22,784	1,506
*	ICU Medical Inc.	8,710	1,385
*	Integra LifeSciences Holdings Corp.	28,688	1,369
*	Enovis Corp.	22,848	1,157
*	R1 RCM Inc.	46,441	1,015
*	LivaNova plc	17,605	990
*	Progyny Inc.	22,157	891
*,1	Neogen Corp.	37,297	780
*	Sotera Health Co.	19,567	331
			61,387
Industrials (18.9%)
	AECOM	116,063	8,490
	Knight-Swift Transportation Holdings Inc. Class A	134,307	6,784
	Owens Corning	79,705	6,514
*	Sunrun Inc.	172,504	5,698
	AGCO Corp.	50,187	5,456

30

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
*	CACI International Inc. Class A	19,225	5,400
	MDU Resources Group Inc.	166,982	5,034
	EMCOR Group Inc.	41,998	4,994
	Curtiss-Wright Corp.	31,564	4,646
	Woodward Inc.	49,794	4,634
	Regal Rexnord Corp.	31,914	4,391
	Oshkosh Corp.	54,033	4,310
*	XPO Logistics Inc.	81,221	4,258
	Hubbell Inc. Class B	20,269	4,181
	Science Applications International Corp.	45,834	4,174
	Hexcel Corp.	69,011	4,049
*	Stericycle Inc.	75,631	3,788
	Graco Inc.	55,589	3,549
*	Univar Solutions Inc.	138,967	3,505
	Timken Co.	55,400	3,490
*	Kirby Corp.	49,513	3,320
	Flowserve Corp.	107,279	3,269
	Ryder System Inc.	41,998	3,210
	ManpowerGroup Inc.	43,309	3,175
*	Fluor Corp.	116,595	3,083
	MSC Industrial Direct Co. Inc. Class A	38,754	3,070
	GATX Corp.	29,238	2,825
	Lincoln Electric Holdings Inc.	20,039	2,739
	Lennox International Inc.	11,393	2,736
	Donaldson Co. Inc.	49,730	2,554
	Watsco Inc.	9,254	2,517
*	Middleby Corp.	16,068	2,311
*	Mercury Systems Inc.	47,350	2,279
	ITT Inc.	30,149	2,187
	Brink's Co.	38,576	2,132
	EnerSys	33,843	2,111
*	JetBlue Airways Corp.	263,474	2,052
*	Clean Harbors Inc.	16,826	1,976
	KBR Inc.	40,046	1,934
	Werner Enterprises Inc.	48,545	1,932
	Terex Corp.	56,828	1,888
*	IAA Inc.	50,543	1,883
	Crane Holdings Co.	19,957	1,883
*	MasTec Inc.	22,964	1,849
	nVent Electric plc	55,958	1,844
	MSA Safety Inc.	14,693	1,746
	MillerKnoll Inc.	62,150	1,720
*	Dycom Industries Inc.	14,809	1,660
	Kennametal Inc.	67,735	1,588
	Landstar System Inc.	10,644	1,561
	Esab Corp.	22,170	911
			167,290
Information Technology (9.9%)
*	Arrow Electronics Inc.	54,227	5,683
*	Wolfspeed Inc.	45,678	5,183
	Western Union Co.	316,954	4,697
*	First Solar Inc.	33,367	4,256
		Shares	Market Value• ($000)
*	Fair Isaac Corp.	8,941	4,018
	Jabil Inc.	64,938	3,916
	Avnet Inc.	80,218	3,521
*	NCR Corp.	112,142	3,482
	TD SYNNEX Corp.	33,942	3,268
*	WEX Inc.	21,053	3,247
	Vontier Corp.	132,235	2,899
*	Lumentum Holdings Inc.	31,160	2,603
*	II-VI Inc.	55,095	2,602
*	IPG Photonics Corp.	28,541	2,585
*	Euronet Worldwide Inc.	27,393	2,429
	Belden Inc.	36,349	2,380
*	Ciena Corp.	46,226	2,345
*	Viasat Inc.	61,078	2,320
	Genpact Ltd.	47,550	2,234
	Cognex Corp.	52,784	2,223
	Vishay Intertechnology Inc.	108,201	2,128
	MKS Instruments Inc.	21,108	2,103
	National Instruments Corp.	50,551	2,010
*	Cirrus Logic Inc.	24,421	1,873
	Littelfuse Inc.	7,705	1,828
	Xerox Holdings Corp.	97,750	1,625
*	Kyndryl Holdings Inc.	147,104	1,533
*	Novanta Inc.	10,256	1,371
*	ACI Worldwide Inc.	49,759	1,179
*	Envestnet Inc.	21,364	1,119
*	Sabre Corp.	139,781	1,005
	Amkor Technology Inc.	48,767	982
*	Semtech Corp.	17,772	821
*	CommVault Systems Inc.	12,858	698
*	Blackbaud Inc.	13,125	686
*	MACOM Technology Solutions Holdings Inc.	8,758	483
			87,335
Materials (6.7%)
	Reliance Steel & Aluminum Co.	50,866	9,562
	Sonoco Products Co.	80,063	5,046
	United States Steel Corp.	214,029	4,895
	RPM International Inc.	52,101	4,854
	Alcoa Corp.	90,869	4,496
	Chemours Co.	127,648	4,305
	Commercial Metals Co.	99,780	4,042
	Cabot Corp.	46,341	3,335
	Silgan Holdings Inc.	69,159	3,150
	AptarGroup Inc.	29,081	2,990
	Ashland Inc.	23,739	2,416
	Royal Gold Inc.	21,536	1,979
	NewMarket Corp.	5,543	1,592
	Minerals Technologies Inc.	27,009	1,573
	Greif Inc. Class A	21,779	1,460
	Worthington Industries Inc.	26,255	1,339
	Sensient Technologies Corp.	14,883	1,186
*	Ingevity Corp.	14,680	1,030
			59,250

31

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
Real Estate (9.6%)
	Medical Properties Trust Inc.	492,729	7,199
	Omega Healthcare Investors Inc.	193,121	6,307
	STORE Capital Corp.	207,365	5,595
	Spirit Realty Capital Inc.	110,302	4,506
	Kilroy Realty Corp.	86,260	4,207
	Healthcare Realty Trust Inc. Class A	159,405	3,877
	National Retail Properties Inc.	79,469	3,568
*	Jones Lang LaSalle Inc.	20,463	3,540
	Kite Realty Group Trust	179,876	3,482
	Cousins Properties Inc.	122,204	3,281
	Physicians Realty Trust	185,052	3,083
	Sabra Health Care REIT Inc.	189,669	2,839
	Apartment Income REIT Corp. Class A	68,393	2,794
	Park Hotels & Resorts Inc.	191,638	2,683
	EPR Properties	61,574	2,678
	Highwoods Properties Inc.	86,389	2,627
	Corporate Office Properties Trust	92,347	2,386
	Brixmor Property Group Inc.	110,616	2,376
	SL Green Realty Corp.	52,617	2,324
	Lamar Advertising Co. Class A	24,289	2,280
	JBG SMITH Properties	89,336	1,963
	Pebblebrook Hotel Trust	107,700	1,898
	Rayonier Inc.	47,949	1,703
	First Industrial Realty Trust Inc.	33,530	1,699
	Macerich Co.	175,982	1,684
	Hudson Pacific Properties Inc.	118,555	1,566
	Douglas Emmett Inc.	78,002	1,523
	PotlatchDeltic Corp.	31,808	1,477
			85,145
Utilities (6.5%)
	UGI Corp.	172,409	6,810
	IDACORP Inc.	41,512	4,535
	Shares	Market Value• ($000)
Southwest Gas Holdings Inc.	54,883	4,273
OGE Energy Corp.	103,546	4,198
Black Hills Corp.	53,231	4,018
Portland General Electric Co.	73,259	3,785
Hawaiian Electric Industries Inc.	89,848	3,515
New Jersey Resources Corp.	78,949	3,485
ONE Gas Inc.	44,411	3,476
Essential Utilities Inc.	69,937	3,437
PNM Resources Inc.	70,477	3,343
Spire Inc.	42,803	2,991
ALLETE Inc.	46,802	2,770
National Fuel Gas Co.	36,036	2,568
NorthWestern Corp.	44,394	2,352
Ormat Technologies Inc.	23,937	2,238
		57,794
Total Common Stocks (Cost $875,755)		880,946
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund, 2.284% (Cost $3,930)	39,311	3,930
Total Investments (99.9%) (Cost $879,685)		884,876
Other Assets and Liabilities—Net (0.1%)		711
Net Assets (100%)		885,587
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $752,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $792,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

32

S&P Mid-Cap 400 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2022	7	1,701	(46)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Harley-Davidson Inc.	8/31/23	BANA	2,700	(2.581)	—	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
33

S&P Mid-Cap 400 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $875,755)	880,946
Affiliated Issuers (Cost $3,930)	3,930
Total Investments in Securities	884,876
Investment in Vanguard	33
Cash Collateral Pledged—Futures Contracts	90
Receivables for Investment Securities Sold	48
Receivables for Accrued Income	1,348
Receivables for Capital Shares Issued	59
Total Assets	886,454
Liabilities
Payables for Investment Securities Purchased	7
Collateral for Securities on Loan	792
Payables to Vanguard	58
Variation Margin Payable—Futures Contracts	10
Total Liabilities	867
Net Assets	885,587
1 Includes $752 of securities on loan.
At August 31, 2022, net assets consisted of:

Paid-in Capital	1,051,609
Total Distributable Earnings (Loss)	(166,022)
Net Assets	885,587

ETF Shares—Net Assets
Applicable to 5,250,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	806,548
Net Asset Value Per Share—ETF Shares	$153.63

Institutional Shares—Net Assets
Applicable to 256,430 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	79,039
Net Asset Value Per Share—Institutional Shares	$308.23
See accompanying Notes, which are an integral part of the Financial Statements.
34

S&P Mid-Cap 400 Value Index Fund
Statement of Operations

Year Ended August 31, 2022
($000)
Investment Income
Income
Dividends	17,712
Interest[1]	16
Securities Lending—Net	3
Total Income	17,731
Expenses
The Vanguard Group—Note B
Investment Advisory Services	73
Management and Administrative—ETF Shares	1,016
Management and Administrative—Institutional Shares	58
Marketing and Distribution—ETF Shares	43
Marketing and Distribution—Institutional Shares	4
Custodian Fees	27
Auditing Fees	28
Shareholders’ Reports—ETF Shares	37
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Other Expenses	14
Total Expenses	1,300
Net Investment Income	16,431
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	104,534
Futures Contracts	(58)
Swap Contracts	(38)
Realized Net Gain (Loss)	104,438
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(172,573)
Futures Contracts	(109)
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	(172,682)
Net Increase (Decrease) in Net Assets Resulting from Operations	(51,813)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $16,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $118,650,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
35

S&P Mid-Cap 400 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,431	14,037
Realized Net Gain (Loss)	104,438	23,607
Change in Unrealized Appreciation (Depreciation)	(172,682)	272,949
Net Increase (Decrease) in Net Assets Resulting from Operations	(51,813)	310,593
Distributions
ETF Shares	(15,176)	(12,813)
Institutional Shares	(1,625)	(3,807)
Total Distributions	(16,801)	(16,620)
Capital Share Transactions
ETF Shares	46,955	92,161
Institutional Shares	(76,811)	(63,166)
Net Increase (Decrease) from Capital Share Transactions	(29,856)	28,995
Total Increase (Decrease)	(98,470)	322,968
Net Assets
Beginning of Period	984,057	661,089
End of Period	885,587	984,057
See accompanying Notes, which are an integral part of the Financial Statements.
36

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$165.29	$109.60	$117.53	$130.06	$112.31
Investment Operations
Net Investment Income[1]	2.883	2.488	2.423	2.061	2.090
Net Realized and Unrealized Gain (Loss) on Investments	(11.538)	56.385	(8.078)	(12.629)	17.548
Total from Investment Operations	(8.655)	58.873	(5.655)	(10.568)	19.638
Distributions
Dividends from Net Investment Income	(3.005)	(3.183)	(2.275)	(1.962)	(1.888)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.005)	(3.183)	(2.275)	(1.962)	(1.888)
Net Asset Value, End of Period	$153.63	$165.29	$109.60	$117.53	$130.06
Total Return	-5.34%	54.51%	-5.10%	-8.04%	17.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$807	$822	$501	$685	$735
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.79%	1.72%	2.13%	1.72%	1.72%
Portfolio Turnover Rate[2]	33%	36%	51%	38%	36%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
37

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$331.49	$219.78	$235.62	$260.90	$225.05
Investment Operations
Net Investment Income[1]	6.147	5.090	5.011	4.332	4.454
Net Realized and Unrealized Gain (Loss) on Investments	(23.292)	113.153	(16.157)	(25.380)	35.198
Total from Investment Operations	(17.145)	118.243	(11.146)	(21.048)	39.652
Distributions
Dividends from Net Investment Income	(6.115)	(6.533)	(4.694)	(4.232)	(3.802)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.115)	(6.533)	(4.694)	(4.232)	(3.802)
Net Asset Value, End of Period	$308.23	$331.49	$219.78	$235.62	$260.90
Total Return	-5.23%	54.62%	-5.01%	-7.99%	17.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$79	$162	$160	$186	$235
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.90%	1.79%	2.21%	1.79%	1.84%
Portfolio Turnover Rate[2]	33%	36%	51%	38%	36%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
38

S&P Mid-Cap 400 Value Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
39

S&P Mid-Cap 400 Value Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
40

S&P Mid-Cap 400 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
41

S&P Mid-Cap 400 Value Index Fund
For the year ended August 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2022, the fund had contributed to Vanguard capital in the amount of $33,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
42

S&P Mid-Cap 400 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	880,946	—	—	880,946
Temporary Cash Investments	3,930	—	—	3,930
Total	884,876	—	—	884,876

Derivative Financial Instruments
Assets
Swap Contracts	—	—	—	—
Liabilities
Futures Contracts[1]	46	—	—	46
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	118,640
Total Distributable Earnings (Loss)	(118,640)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	8,846
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(177,949)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	3,081
43

S&P Mid-Cap 400 Value Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	16,801	16,620
Long-Term Capital Gains	—	—
Total	16,801	16,620
*	Includes short-term capital gains, if any.
As of August 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	881,795
Gross Unrealized Appreciation	99,108
Gross Unrealized Depreciation	(96,027)
Net Unrealized Appreciation (Depreciation)	3,081
E.	During the year ended August 31, 2022, the fund purchased $612,600,000 of investment securities and sold $640,219,000 of investment securities, other than temporary cash investments. Purchases and sales include $303,872,000 and $339,920,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2022, such purchases were $220,188,000 and sales were $111,981,000, resulting in net realized loss of $5,236,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	392,670	2,375	301,250	2,050
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(345,715)	(2,100)	(209,089)	(1,650)
Net Increase (Decrease)—ETF Shares	46,955	275	92,161	400
44

S&P Mid-Cap 400 Value Index Fund
	Year Ended August 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	12,349	37	26,775	92
Issued in Lieu of Cash Distributions	1,318	4	3,181	12
Redeemed	(90,478)	(273)	(93,122)	(342)
Net Increase (Decrease)—Institutional Shares	(76,811)	(232)	(63,166)	(238)
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2022, that would require recognition or disclosure in these financial statements.
45

S&P Mid-Cap 400 Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2012, Through August 31, 2022
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P Mid-Cap 400 Growth Index Fund ETF Shares Net Asset Value	-15.57%	8.23%	10.79%	$27,853
S&P Mid-Cap 400 Growth Index Fund ETF Shares Market Price	-15.57	8.23	10.78	27,843
S&P MidCap 400 Growth Index	-15.47	8.40	10.97	28,320
Dow Jones U.S. Total Stock Market Float Adjusted Index	-13.73	11.16	12.66	32,942

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
S&P Mid-Cap 400 Growth Index Fund Institutional Shares	-15.50%	8.32%	10.90%	$14,068,225
S&P MidCap 400 Growth Index	-15.47	8.40	10.97	14,159,982
Dow Jones U.S. Total Stock Market Float Adjusted Index	-13.73	11.16	12.66	16,470,991

See Financial Highlights for dividend and capital gains information.
46

S&P Mid-Cap 400 Growth Index Fund
Cumulative Returns of ETF Shares: August 31, 2012, Through August 31, 2022
	One Year	Five Years	Ten Years
S&P Mid-Cap 400 Growth Index Fund ETF Shares Market Price	-15.57%	48.52%	178.43%
S&P Mid-Cap 400 Growth Index Fund ETF Shares Net Asset Value	-15.57	48.49	178.53
S&P MidCap 400 Growth Index	-15.47	49.64	183.20
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
47

S&P Mid-Cap 400 Growth Index Fund
Fund Allocation
As of August 31, 2022
Communication Services	1.9%
Consumer Discretionary	15.2
Consumer Staples	2.2
Energy	5.5
Financials	11.6
Health Care	13.5
Industrials	18.4
Information Technology	15.3
Materials	7.7
Real Estate	7.2
Utilities	1.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
48

S&P Mid-Cap 400 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (1.9%)
*	Ziff Davis Inc.	40,480	3,128
	Cable One Inc.	2,440	2,769
*	Iridium Communications Inc.	58,081	2,578
	New York Times Co. Class A	82,779	2,524
	TEGNA Inc.	83,206	1,781
	World Wrestling Entertainment Inc. Class A	22,923	1,559
*	TripAdvisor Inc.	35,959	856
	John Wiley & Sons Inc. Class A	18,542	854
			16,049
Consumer Discretionary (15.2%)
	Williams-Sonoma Inc.	59,929	8,914
	Service Corp. International	135,832	8,382
*	Deckers Outdoor Corp.	23,311	7,496
*	Mattel Inc.	301,635	6,672
*	Five Below Inc.	47,503	6,075
*,1	GameStop Corp. Class A	211,664	6,062
	Churchill Downs Inc.	29,282	5,771
[1]	Dick's Sporting Goods Inc.	49,676	5,284
*	TopBuild Corp.	28,048	5,154
	Brunswick Corp.	64,802	4,841
*	Light & Wonder Inc.	81,857	4,030
*	Crocs Inc.	52,693	3,884
*	RH	15,048	3,851
	Tempur Sealy International Inc.	150,212	3,757
	Boyd Gaming Corp.	68,452	3,726
*	Capri Holdings Ltd.	77,050	3,635
*	Fox Factory Holding Corp.	36,068	3,362
	Wyndham Hotels & Resorts Inc.	51,231	3,347
	Texas Roadhouse Inc. Class A	35,007	3,107
	Wingstop Inc.	25,574	2,912
	Gentex Corp.	106,374	2,903
	H&R Block Inc.	62,845	2,828
*	YETI Holdings Inc.	73,748	2,721
*	Helen of Troy Ltd.	20,412	2,524
		Shares	Market Value• ($000)
	Polaris Inc.	20,593	2,333
	Marriott Vacations Worldwide Corp.	15,967	2,274
	Papa John's International Inc.	27,281	2,205
	Choice Hotels International Inc.	19,163	2,198
*	Skechers USA Inc. Class A	54,297	2,052
*	AutoNation Inc.	14,329	1,785
	Wendy's Co.	73,292	1,406
	Columbia Sportswear Co.	15,087	1,075
*	Victoria's Secret & Co.	28,436	951
	American Eagle Outfitters Inc.	55,386	624
*	Under Armour Inc. Class A	69,462	585
*	Under Armour Inc. Class C	74,591	566
			129,292
Consumer Staples (2.2%)
*	Darling Ingredients Inc.	138,220	10,513
*	Celsius Holdings Inc.	32,893	3,404
	Coca-Cola Consolidated Inc.	3,944	1,871
*	Boston Beer Co. Inc. Class A	4,819	1,624
	Lancaster Colony Corp.	8,128	1,370
			18,782
Energy (5.5%)
	Targa Resources Corp.	195,121	13,314
	Matador Resources Co.	95,027	5,664
	PDC Energy Inc.	81,670	5,546
*	Range Resources Corp.	153,054	5,029
	Murphy Oil Corp.	124,996	4,871
*	Southwestern Energy Co.	611,339	4,579
	Antero Midstream Corp.	278,526	2,805
	DT Midstream Inc.	34,724	1,917
	ChampionX Corp.	81,699	1,782
*	CNX Resources Corp.	78,498	1,387
			46,894
Financials (11.6%)
	East West Bancorp Inc.	121,435	8,764
	Stifel Financial Corp.	91,204	5,409
	Pinnacle Financial Partners Inc.	65,367	5,276
49

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
	Jefferies Financial Group Inc.	163,964	5,262
	Glacier Bancorp Inc.	92,889	4,708
	First Financial Bankshares Inc.	109,919	4,673
	Kinsale Capital Group Inc.	18,426	4,672
	Affiliated Managers Group Inc.	33,097	4,215
	Cullen/Frost Bankers Inc.	27,338	3,553
	SLM Corp.	230,396	3,520
	American Financial Group Inc.	26,701	3,409
	UMB Financial Corp.	36,869	3,299
	Evercore Inc. Class A	34,744	3,255
	Commerce Bancshares Inc.	47,021	3,234
	Webster Financial Corp.	62,505	2,941
	SEI Investments Co.	52,692	2,882
	Interactive Brokers Group Inc. Class A	46,416	2,859
	PacWest Bancorp	100,535	2,647
	Primerica Inc.	20,426	2,589
	First American Financial Corp.	42,308	2,263
	RLI Corp.	20,492	2,249
	Wintrust Financial Corp.	25,811	2,177
	Synovus Financial Corp.	49,796	2,000
	Navient Corp.	126,683	1,950
	Bank OZK	45,348	1,838
	Hancock Whitney Corp.	33,213	1,602
	Janus Henderson Group plc	65,952	1,543
	Home BancShares Inc.	59,915	1,410
	Federated Hermes Inc. Class B	36,817	1,254
	Umpqua Holdings Corp.	68,776	1,220
	Bank of Hawaii Corp.	14,458	1,128
	Cathay General Bancorp	25,044	1,050
			98,851
Health Care (13.5%)
*	Repligen Corp.	44,117	9,678
*	Shockwave Medical Inc.	30,630	9,093
*	Neurocrine Biosciences Inc.	81,792	8,558
*	Masimo Corp.	43,698	6,419
*	Syneos Health Inc.	87,776	5,276
*	Tenet Healthcare Corp.	92,186	5,208
*	Penumbra Inc.	30,309	4,976
*	Halozyme Therapeutics Inc.	118,050	4,808
	Bruker Corp.	85,571	4,792
*	United Therapeutics Corp.	18,607	4,217
*	Option Care Health Inc.	127,888	3,959
*	STAAR Surgical Co.	40,916	3,870
*	Omnicell Inc.	37,822	3,869
*	Arrowhead Pharmaceuticals Inc.	90,487	3,593
	Chemed Corp.	7,302	3,477
*	Medpace Holdings Inc.	23,034	3,400
*	QuidelOrtho Corp.	42,808	3,393
	Azenta Inc.	64,172	3,382
		Shares	Market Value• ($000)
*	HealthEquity Inc.	48,384	3,197
*	Exelixis Inc.	145,535	2,582
*	Tandem Diabetes Care Inc.	54,765	2,505
*	Globus Medical Inc. Class A	40,738	2,411
*	Inari Medical Inc.	29,123	2,020
*	LivaNova plc	27,478	1,546
*	Progyny Inc.	37,543	1,510
*	Integra LifeSciences Holdings Corp.	31,159	1,486
*	R1 RCM Inc.	66,544	1,454
*	ICU Medical Inc.	8,073	1,284
*,1	Neogen Corp.	53,432	1,117
*	Sotera Health Co.	64,442	1,090
*	Enovis Corp.	16,467	834
			115,004
Industrials (18.3%)
	Carlisle Cos. Inc.	44,239	13,080
*	Builders FirstSource Inc.	147,839	8,665
	Toro Co.	89,458	7,419
*	Axon Enterprise Inc.	60,770	7,091
	Tetra Tech Inc.	45,938	6,239
*	Chart Industries Inc.	30,682	5,948
	Graco Inc.	86,885	5,547
	Hubbell Inc. Class B	24,796	5,115
	Watsco Inc.	18,731	5,095
	Valmont Industries Inc.	18,238	5,049
*	Avis Budget Group Inc.	29,338	4,910
	Acuity Brands Inc.	29,592	4,851
*	FTI Consulting Inc.	29,496	4,737
*	Saia Inc.	22,599	4,674
*	Trex Co. Inc.	96,872	4,533
*	Middleby Corp.	29,787	4,284
*	ASGN Inc.	43,728	4,228
	Lincoln Electric Holdings Inc.	28,831	3,941
	Lennox International Inc.	16,396	3,937
*	GXO Logistics Inc.	87,080	3,865
	KBR Inc.	77,622	3,749
	Simpson Manufacturing Co. Inc.	36,933	3,421
	Insperity Inc.	30,490	3,324
	Regal Rexnord Corp.	24,083	3,313
	Watts Water Technologies Inc. Class A	23,472	3,251
	Landstar System Inc.	20,656	3,029
*	Clean Harbors Inc.	25,291	2,970
	ITT Inc.	40,021	2,903
	Donaldson Co. Inc.	53,941	2,770
	nVent Electric plc	84,008	2,769
*	IAA Inc.	61,977	2,309
*	MasTec Inc.	24,966	2,010
	MSA Safety Inc.	15,982	1,900
	Crane Holdings Co.	20,000	1,887
*	Vicor Corp.	18,463	1,313

50

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
*	Dycom Industries Inc.	9,875	1,107
	Esab Corp.	16,014	658
			155,891
Information Technology (15.3%)
*	Paylocity Holding Corp.	33,967	8,186
*	Manhattan Associates Inc.	54,015	7,630
*	Wolfspeed Inc.	58,190	6,603
*	First Solar Inc.	50,047	6,383
*	Lattice Semiconductor Corp.	117,756	6,347
*	Fair Isaac Corp.	12,872	5,785
*	Aspen Technology Inc.	23,961	5,046
	Concentrix Corp.	36,820	4,631
	Genpact Ltd.	96,209	4,520
*	Qualys Inc.	28,582	4,342
*	Ciena Corp.	82,004	4,161
	Universal Display Corp.	37,171	4,153
	Cognex Corp.	93,663	3,944
*	Silicon Laboratories Inc.	31,302	3,923
*	Synaptics Inc.	33,893	3,918
	Power Integrations Inc.	49,895	3,569
	Jabil Inc.	53,180	3,207
	Maximus Inc.	52,566	3,185
	Littelfuse Inc.	13,129	3,114
*	Teradata Corp.	89,617	2,948
*	Calix Inc.	47,573	2,800
	MKS Instruments Inc.	26,889	2,678
*	Novanta Inc.	19,867	2,656
*	WEX Inc.	16,563	2,555
*	II-VI Inc.	53,020	2,504
	National Instruments Corp.	59,532	2,367
*	Lumentum Holdings Inc.	26,589	2,222
*	Cirrus Logic Inc.	23,556	1,806
*	MACOM Technology Solutions Holdings Inc.	32,656	1,801
*	SunPower Corp.	71,358	1,713
*	Semtech Corp.	35,890	1,658
*	SiTime Corp.	13,306	1,416
*	CommVault Systems Inc.	24,779	1,345
*	Blackbaud Inc.	25,293	1,323
*	Envestnet Inc.	25,028	1,311
*	Euronet Worldwide Inc.	14,690	1,302
*	ACI Worldwide Inc.	46,099	1,093
*	Sabre Corp.	133,874	963
	Amkor Technology Inc.	35,194	708
			129,816
Materials (7.7%)
	Steel Dynamics Inc.	153,396	12,382
*	Cleveland-Cliffs Inc.	408,629	7,057
	Olin Corp.	118,770	6,492
	RPM International Inc.	56,516	5,265
	Valvoline Inc.	152,495	4,433
	Eagle Materials Inc.	33,805	4,044
	Louisiana-Pacific Corp.	70,273	3,811
	Avient Corp.	78,246	3,429
	Alcoa Corp.	63,149	3,125
		Shares	Market Value• ($000)
	Royal Gold Inc.	33,708	3,098
	AptarGroup Inc.	25,823	2,655
	Scotts Miracle-Gro Co.	34,622	2,318
*	MP Materials Corp.	63,863	2,234
	Ashland Inc.	18,638	1,897
	Sensient Technologies Corp.	20,475	1,631
*	Ingevity Corp.	17,882	1,254
			65,125
Real Estate (7.2%)
	Life Storage Inc.	72,195	9,187
	Rexford Industrial Realty Inc.	141,215	8,785
	EastGroup Properties Inc.	35,667	5,886
	Lamar Advertising Co. Class A	49,171	4,617
	First Industrial Realty Trust Inc.	77,938	3,950
	Healthcare Realty Trust Inc. Class A	159,615	3,882
	Independence Realty Trust Inc.	189,031	3,676
	National Storage Affiliates Trust	72,006	3,638
*	Jones Lang LaSalle Inc.	20,490	3,545
	National Retail Properties Inc.	67,756	3,042
	Brixmor Property Group Inc.	141,005	3,029
	Rayonier Inc.	75,149	2,669
	Apartment Income REIT Corp. Class A	63,212	2,582
	Douglas Emmett Inc.	69,125	1,349
	PotlatchDeltic Corp.	26,083	1,211
			61,048
Utilities (1.5%)
	Essential Utilities Inc.	124,133	6,101
	National Fuel Gas Co.	40,712	2,902
	OGE Energy Corp.	63,425	2,571
	Ormat Technologies Inc.	13,416	1,254
			12,828
Total Common Stocks (Cost $847,930)			849,580

51

S&P Mid-Cap 400 Growth Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[2,3] Vanguard Market Liquidity Fund, 2.284% (Cost $9,563)	95,673	9,564
Total Investments (101.0%) (Cost $857,493)		859,144
Other Assets and Liabilities—Net (-1.0%)		(8,904)
Net Assets (100%)		850,240
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,805,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $9,431,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2022	3	729	(57)

See accompanying Notes, which are an integral part of the Financial Statements.
52

S&P Mid-Cap 400 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $847,930)	849,580
Affiliated Issuers (Cost $9,563)	9,564
Total Investments in Securities	859,144
Investment in Vanguard	32
Cash Collateral Pledged—Futures Contracts	50
Receivables for Investment Securities Sold	72
Receivables for Accrued Income	501
Receivables for Capital Shares Issued	7
Total Assets	859,806
Liabilities
Due to Custodian	72
Payables for Investment Securities Purchased	3
Collateral for Securities on Loan	9,431
Payables to Vanguard	55
Variation Margin Payable—Futures Contracts	5
Total Liabilities	9,566
Net Assets	850,240
1 Includes $8,805 of securities on loan.
At August 31, 2022, net assets consisted of:

Paid-in Capital	1,081,373
Total Distributable Earnings (Loss)	(231,133)
Net Assets	850,240

ETF Shares—Net Assets
Applicable to 4,200,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	724,952
Net Asset Value Per Share—ETF Shares	$172.61

Institutional Shares—Net Assets
Applicable to 364,093 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	125,288
Net Asset Value Per Share—Institutional Shares	$344.11
53

S&P Mid-Cap 400 Growth Index Fund
See accompanying Notes, which are an integral part of the Financial Statements.
54

S&P Mid-Cap 400 Growth Index Fund
Statement of Operations

Year Ended August 31, 2022
($000)
Investment Income
Income
Dividends	9,195
Interest[1]	6
Securities Lending—Net	382
Total Income	9,583
Expenses
The Vanguard Group—Note B
Investment Advisory Services	77
Management and Administrative—ETF Shares	1,027
Management and Administrative—Institutional Shares	82
Marketing and Distribution—ETF Shares	45
Marketing and Distribution—Institutional Shares	4
Custodian Fees	24
Auditing Fees	28
Shareholders’ Reports—ETF Shares	36
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Other Expenses	14
Total Expenses	1,337
Net Investment Income	8,246
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	73,910
Futures Contracts	162
Realized Net Gain (Loss)	74,072
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(246,908)
Futures Contracts	(63)
Change in Unrealized Appreciation (Depreciation)	(246,971)
Net Increase (Decrease) in Net Assets Resulting from Operations	(164,653)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,000, ($3,000), less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $110,085,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
55

S&P Mid-Cap 400 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,246	6,092
Realized Net Gain (Loss)	74,072	164,740
Change in Unrealized Appreciation (Depreciation)	(246,971)	133,712
Net Increase (Decrease) in Net Assets Resulting from Operations	(164,653)	304,544
Distributions
ETF Shares	(4,524)	(6,040)
Institutional Shares	(821)	(1,545)
Total Distributions	(5,345)	(7,585)
Capital Share Transactions
ETF Shares	(53,845)	(91,008)
Institutional Shares	(1,657)	(117,515)
Net Increase (Decrease) from Capital Share Transactions	(55,502)	(208,523)
Total Increase (Decrease)	(225,500)	88,436
Net Assets
Beginning of Period	1,075,740	987,304
End of Period	850,240	1,075,740
See accompanying Notes, which are an integral part of the Financial Statements.
56

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$205.45	$152.52	$137.70	$146.46	$121.33
Investment Operations
Net Investment Income[1]	1.617	1.052	1.359	1.519	1.268
Net Realized and Unrealized Gain (Loss) on Investments	(33.457)	53.198	15.183	(9.084)	25.098
Total from Investment Operations	(31.840)	54.250	16.542	(7.565)	26.366
Distributions
Dividends from Net Investment Income	(1.000)	(1.320)	(1.722)	(1.195)	(1.236)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.000)	(1.320)	(1.722)	(1.195)	(1.236)
Net Asset Value, End of Period	$172.61	$205.45	$152.52	$137.70	$146.46
Total Return	-15.57%	35.70%	12.08%	-5.08%	21.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$725	$925	$774	$737	$831
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.85%	0.57%	0.98%	1.13%	0.94%
Portfolio Turnover Rate[2]	44%	40%	49%	40%	43%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
57

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$409.55	$303.97	$274.38	$292.07	$241.68
Investment Operations
Net Investment Income[1]	3.533	2.347	2.925	3.242	2.894
Net Realized and Unrealized Gain (Loss) on Investments	(66.731)	106.033	30.247	(18.167)	49.971
Total from Investment Operations	(63.198)	108.380	33.172	(14.925)	52.865
Distributions
Dividends from Net Investment Income	(2.242)	(2.800)	(3.582)	(2.765)	(2.475)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.242)	(2.800)	(3.582)	(2.765)	(2.475)
Net Asset Value, End of Period	$344.11	$409.55	$303.97	$274.38	$292.07
Total Return	-15.50%	35.80%	12.17%	-5.02%	21.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$125	$151	$213	$205	$271
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.94%	0.65%	1.06%	1.20%	1.06%
Portfolio Turnover Rate[2]	44%	40%	49%	40%	43%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
58

S&P Mid-Cap 400 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
59

S&P Mid-Cap 400 Growth Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
60

S&P Mid-Cap 400 Growth Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2022, the fund had contributed to Vanguard capital in the amount of $32,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
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S&P Mid-Cap 400 Growth Index Fund
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	110,169
Total Distributable Earnings (Loss)	(110,169)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	5,366
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(233,995)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(2,504)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	5,345	7,585
Long-Term Capital Gains	—	—
Total	5,345	7,585
*	Includes short-term capital gains, if any.
As of August 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	861,648
Gross Unrealized Appreciation	105,900
Gross Unrealized Depreciation	(108,404)
Net Unrealized Appreciation (Depreciation)	(2,504)
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S&P Mid-Cap 400 Growth Index Fund
E.	During the year ended August 31, 2022, the fund purchased $737,928,000 of investment securities and sold $787,381,000 of investment securities, other than temporary cash investments. Purchases and sales include $272,922,000 and $371,736,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2022, such purchases were $243,324,000 and sales were $101,488,000, resulting in net realized loss of $17,050,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	321,229	1,600	418,838	2,325
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(375,074)	(1,900)	(509,846)	(2,900)
Net Increase (Decrease)—ETF Shares	(53,845)	(300)	(91,008)	(575)
Institutional Shares
Issued	42,038	115	12,736	34
Issued in Lieu of Cash Distributions	821	2	1,545	4
Redeemed	(44,516)	(122)	(131,796)	(371)
Net Increase (Decrease)—Institutional Shares	(1,657)	(5)	(117,515)	(333)
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2022, that would require recognition or disclosure in these financial statements.
63

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund and Vanguard S&P Mid-Cap 400 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund and Vanguard S&P Mid-Cap 400 Growth Index Fund (three of the funds constituting Vanguard Admiral Funds, hereafter collectively referred to as the "Funds") as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
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Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders:
Fund	Percentage
S&P Mid-Cap 400 Index Fund	79.4%
S&P Mid-Cap 400 Value Index Fund	84.2
S&P Mid-Cap 400 Growth Index Fund	86.1
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for individual shareholders for the fiscal year.
Fund	($000)
S&P Mid-Cap 400 Index Fund	31,905
S&P Mid-Cap 400 Value Index Fund	13,324
S&P Mid-Cap 400 Growth Index Fund	5,345
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
S&P Mid-Cap 400 Index Fund	21
S&P Mid-Cap 400 Value Index Fund	6
S&P Mid-Cap 400 Growth Index Fund	2
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income for individual shareholders for the fiscal year.
Fund	($000)
S&P Mid-Cap 400 Index Fund	5,068
S&P Mid-Cap 400 Value Index Fund	1,944
S&P Mid-Cap 400 Growth Index Fund	—
65

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short-and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
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The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
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Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Admiral Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021 through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
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The S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund particularly or the ability of the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund into consideration in determining, composing or calculating the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S& P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund. There is no assurance that investment products based on the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P MID-CAP 400 INDEX FUND, VANGUARD S&P MID-CAP 400 VALUE INDEX FUND, AND VANGUARD S&P MID-CAP 400 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
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Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q18420 102022

Annual Report  |  August 31, 2022
Vanguard S&P 500 Value and Growth
Index Funds
Vanguard S&P 500 Value Index Fund
Vanguard S&P 500 Growth Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended August 31, 2022, Vanguard S&P 500 Value Index Fund returned –4.60% for Institutional Shares and –4.63% for ETF Shares. Vanguard S&P 500 Growth Index Fund returned –17.50% for Institutional Shares and –17.52% for ETF Shares. Both funds tracked their target indexes. (Returns for ETF Shares are based on net asset value.)
•	The investment outlook grew more challenging during the 12 months. Sentiment deteriorated as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. The Federal Reserve reacted by raising interest rates, which pushed borrowing costs higher and sparked fears of recession.
•	Small- and large-capitalization stocks trailed mid-caps for the period. Value and growth stocks both underperformed, but growth stocks underperformed significantly more.
•	The majority of sectors across both funds posted negative results for the 12 months. Information technology, communication services, and consumer discretionary stocks most hurt performance of the Growth Index Fund, as did IT and communication services for the Value Index Fund.
Market Barometer
	Average Annual Total Returns Periods Ended August 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-12.96%	12.14%	11.61%
Russell 2000 Index (Small-caps)	-17.88	8.59	6.95
Russell 3000 Index (Broad U.S. market)	-13.28	11.90	11.29
FTSE All-World ex US Index (International)	-19.00	3.48	2.12
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-11.65%	-2.01%	0.54%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.63	-0.83	1.28
FTSE Three-Month U.S. Treasury Bill Index	0.44	0.56	1.10
CPI
Consumer Price Index	8.26%	4.90%	3.82%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended August 31, 2022
	Beginning Account Value 2/28/2022	Ending Account Value 8/31/2022	Expenses Paid During Period
Based on Actual Fund Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$939.60	$0.49
Institutional Shares	1,000.00	939.80	0.39
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$882.90	$0.47
Institutional Shares	1,000.00	883.10	0.38
Based on Hypothetical 5% Yearly Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,024.70	$0.51
Institutional Shares	1,000.00	1,024.80	0.41
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,024.70	$0.51
Institutional Shares	1,000.00	1,024.80	0.41
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P 500 Value Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; and for the S&P 500 Growth Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

S&P 500 Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2012, Through August 31, 2022
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P 500 Value Index Fund ETF Shares Net Asset Value	-4.63%	8.64%	10.81%	$27,918
S&P 500 Value Index Fund ETF Shares Market Price	-4.63	8.65	10.81	27,900
S&P 500 Value Index	-4.51	8.77	10.95	28,269
Dow Jones U.S. Total Stock Market Float Adjusted Index	-13.73	11.16	12.66	32,942

	One Year	Five Years	Since Inception (3/3/2015)	Final Value of a $5,000,000 Investment
S&P 500 Value Index Fund Institutional Shares	-4.60%	8.69%	8.11%	$8,973,153
S&P 500 Value Index	-4.51	8.77	8.19	9,017,920
Dow Jones U.S. Total Stock Market Float Adjusted Index	-13.73	11.16	10.21	10,358,994
“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard(s).
See Financial Highlights for dividend and capital gains information.
4

S&P 500 Value Index Fund
Cumulative Returns of ETF Shares: August 31, 2012, Through August 31, 2022
	One Year	Five Years	Ten Years
S&P 500 Value Index Fund ETF Shares Market Price	-4.63%	51.38%	179.00%
S&P 500 Value Index Fund ETF Shares Net Asset Value	-4.63	51.36	179.18
S&P 500 Value Index	-4.51	52.23	182.69
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
5

S&P 500 Value Index Fund
Fund Allocation
As of August 31, 2022
Communication Services	6.0%
Consumer Discretionary	6.5
Consumer Staples	11.5
Energy	8.0
Financials	14.7
Health Care	16.7
Industrials	12.3
Information Technology	11.1
Materials	3.7
Real Estate	3.4
Utilities	6.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
6

S&P 500 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (6.0%)
*	Walt Disney Co.	316,816	35,509
	Verizon Communications Inc.	730,501	30,542
	Comcast Corp. Class A	777,500	28,138
	AT&T Inc.	1,050,157	18,420
*	T-Mobile US Inc.	102,502	14,756
	Activision Blizzard Inc.	135,942	10,670
*	Charter Communications Inc. Class A	20,145	8,312
	Electronic Arts Inc.	48,948	6,210
*	Warner Bros Discovery Inc.	384,565	5,092
*	Match Group Inc.	49,595	2,804
*	Twitter Inc.	68,916	2,670
	Paramount Global Class B	105,673	2,472
	Omnicom Group Inc.	35,730	2,390
	Interpublic Group of Cos. Inc.	68,831	1,902
	Fox Corp. Class A	54,206	1,853
	Lumen Technologies Inc.	161,443	1,608
*	Take-Two Interactive Software Inc.	10,406	1,275
*	Live Nation Entertainment Inc.	13,543	1,224
	News Corp. Class A	70,783	1,198
	Fox Corp. Class B	25,057	792
*	DISH Network Corp. Class A	43,687	758
	News Corp. Class B	18,094	312
			178,907
Consumer Discretionary (6.5%)
	McDonald's Corp.	70,745	17,847
*	Booking Holdings Inc.	7,064	13,251
	TJX Cos. Inc.	204,215	12,733
	Home Depot Inc.	43,159	12,448
	NIKE Inc. Class B	101,493	10,804
	Ford Motor Co.	686,551	10,463
	General Motors Co.	253,526	9,687
	Dollar General Corp.	39,807	9,451
	Starbucks Corp.	97,752	8,218
		Shares	Market Value• ($000)
	Marriott International Inc. Class A	47,846	7,356
	Target Corp.	36,204	5,805
*	Dollar Tree Inc.	39,171	5,315
	Ross Stores Inc.	61,168	5,277
	Genuine Parts Co.	24,678	3,850
	Hilton Worldwide Holdings Inc.	28,616	3,644
	Lennar Corp. Class A	44,576	3,452
	Yum! Brands Inc.	26,247	2,920
*	Expedia Group Inc.	26,325	2,702
	Darden Restaurants Inc.	21,662	2,680
*	Aptiv plc	27,890	2,606
*	Chipotle Mexican Grill Inc. Class A	1,607	2,566
	Best Buy Co. Inc.	35,159	2,485
	VF Corp.	56,059	2,324
*	Las Vegas Sands Corp.	59,658	2,245
	MGM Resorts International	61,373	2,003
	DR Horton Inc.	26,142	1,860
	Hasbro Inc.	22,783	1,796
	PulteGroup Inc.	41,258	1,678
*	Ulta Beauty Inc.	3,990	1,675
*	Carnival Corp.	170,617	1,614
*	Royal Caribbean Cruises Ltd.	38,952	1,591
	BorgWarner Inc.	41,593	1,568
	Whirlpool Corp.	9,762	1,529
	Tapestry Inc.	43,756	1,520
	LKQ Corp.	25,758	1,371
*	NVR Inc.	293	1,213
*	CarMax Inc.	13,102	1,159
	Garmin Ltd.	12,996	1,150
*	Wynn Resorts Ltd.	18,322	1,110
	eBay Inc.	22,379	988
*	Mohawk Industries Inc.	8,946	987
*	Norwegian Cruise Line Holdings Ltd.	72,797	952
	Advance Auto Parts Inc.	5,519	931
*	Penn Entertainment Inc.	28,377	886
	Domino's Pizza Inc.	2,078	773
	Ralph Lauren Corp. Class A	8,027	733
7

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	PVH Corp.	11,715	659
*	Caesars Entertainment Inc.	13,357	576
	Bath & Body Works Inc.	14,498	541
	Newell Brands Inc.	30,035	536
	Lennar Corp. Class B	361	22
			191,550
Consumer Staples (11.5%)
	Procter & Gamble Co.	417,279	57,559
	Coca-Cola Co.	678,516	41,871
	Walmart Inc.	244,138	32,361
	Philip Morris International Inc.	269,625	25,746
	PepsiCo Inc.	139,450	24,023
	Costco Wholesale Corp.	37,763	19,716
	Mondelez International Inc. Class A	240,779	14,895
	Altria Group Inc.	314,800	14,204
	Colgate-Palmolive Co.	145,660	11,392
	Archer-Daniels-Midland Co.	97,858	8,601
	General Mills Inc.	104,722	8,043
	Kimberly-Clark Corp.	58,611	7,474
	Sysco Corp.	88,652	7,289
	Constellation Brands Inc. Class A	28,309	6,965
	Kroger Co.	114,206	5,475
	Kraft Heinz Co.	123,280	4,611
	Walgreens Boots Alliance Inc.	124,825	4,376
	Estee Lauder Cos. Inc. Class A	16,555	4,211
	Tyson Foods Inc. Class A	50,795	3,829
	Keurig Dr Pepper Inc.	97,614	3,721
	McCormick & Co. Inc. (Non-Voting)	43,453	3,653
	Church & Dwight Co. Inc.	42,313	3,542
	Kellogg Co.	43,996	3,200
	Hershey Co.	13,943	3,133
	Clorox Co.	21,474	3,100
	Conagra Brands Inc.	83,386	2,867
*	Monster Beverage Corp.	31,345	2,784
	J M Smucker Co.	18,829	2,636
	Hormel Foods Corp.	49,198	2,474
	Brown-Forman Corp. Class B	31,721	2,306
	Lamb Weston Holdings Inc.	25,074	1,994
	Campbell Soup Co.	35,373	1,782
	Molson Coors Beverage Co. Class B	32,676	1,688
			341,521
Energy (7.9%)
	Exxon Mobil Corp.	732,507	70,020
	Chevron Corp.	341,665	54,003
	ConocoPhillips	224,949	24,621
	Marathon Petroleum Corp.	94,081	9,479
		Shares	Market Value• ($000)
	Schlumberger NV	245,792	9,377
	Valero Energy Corp.	70,985	8,314
	Phillips 66	83,742	7,491
	Williams Cos. Inc.	211,901	7,211
	EOG Resources Inc.	55,043	6,677
	Occidental Petroleum Corp.	91,432	6,492
	Kinder Morgan Inc.	339,361	6,217
	Halliburton Co.	157,081	4,733
	Pioneer Natural Resources Co.	17,257	4,370
	Coterra Energy Inc.	140,437	4,341
	Baker Hughes Co. Class A	162,421	4,103
	Marathon Oil Corp.	122,996	3,147
	ONEOK Inc.	44,197	2,706
	Hess Corp.	13,949	1,685
	APA Corp.	26,459	1,035
			236,022
Financials (14.7%)
*	Berkshire Hathaway Inc. Class B	314,617	88,344
	JPMorgan Chase & Co.	275,823	31,369
	Wells Fargo & Co.	659,178	28,813
	Bank of America Corp.	690,486	23,207
	Citigroup Inc.	337,765	16,486
	Chubb Ltd.	73,711	13,935
	Progressive Corp.	101,665	12,469
	CME Group Inc.	62,472	12,220
	PNC Financial Services Group Inc.	71,977	11,372
	Truist Financial Corp.	231,447	10,841
	US Bancorp	235,042	10,720
	Morgan Stanley	124,075	10,574
	American Express Co.	59,409	9,030
	S&P Global Inc.	23,545	8,292
	BlackRock Inc.	11,890	7,923
	MetLife Inc.	120,204	7,733
	American International Group Inc.	137,901	7,136
	Travelers Cos. Inc.	41,715	6,743
	Prudential Financial Inc.	65,233	6,246
	Aflac Inc.	103,096	6,126
	Charles Schwab Corp.	83,986	5,959
	Allstate Corp.	47,858	5,767
	M&T Bank Corp.	31,224	5,676
	Marsh & McLennan Cos. Inc.	34,076	5,499
	Bank of New York Mellon Corp.	129,341	5,372
	State Street Corp.	63,941	4,370
	Intercontinental Exchange Inc.	41,817	4,217
	Aon plc Class A	14,799	4,133
	Fifth Third Bancorp	119,533	4,082
	Willis Towers Watson plc	19,365	4,005
	Capital One Financial Corp.	35,610	3,768

8

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Arthur J Gallagher & Co.	20,493	3,721
	Hartford Financial Services Group Inc.	57,130	3,674
	Northern Trust Corp.	36,181	3,440
	Huntington Bancshares Inc.	249,860	3,348
	Citizens Financial Group Inc.	85,192	3,125
	Principal Financial Group Inc.	40,832	3,053
	KeyCorp	161,931	2,865
	Moody's Corp.	9,481	2,698
	W R Berkley Corp.	36,444	2,362
	Ameriprise Financial Inc.	7,484	2,006
	Regions Financial Corp.	89,256	1,934
	Loews Corp.	33,825	1,871
	Everest Re Group Ltd.	6,849	1,843
	Globe Life Inc.	15,760	1,532
	Assurant Inc.	9,389	1,488
	Raymond James Financial Inc.	13,821	1,443
	T. Rowe Price Group Inc.	11,835	1,420
	Cincinnati Financial Corp.	13,693	1,328
	Lincoln National Corp.	28,104	1,295
	Synchrony Financial	37,459	1,227
	FactSet Research Systems Inc.	2,770	1,200
	Comerica Inc.	12,459	1,000
	Invesco Ltd.	58,476	963
	Cboe Global Markets Inc.	7,764	916
	MarketAxess Holdings Inc.	3,403	846
	Brown & Brown Inc.	12,598	794
	Nasdaq Inc.	13,206	786
	Zions Bancorp NA	13,682	753
	Franklin Resources Inc.	26,745	697
			436,055
Health Care (16.6%)
	Johnson & Johnson	457,680	73,842
	UnitedHealth Group Inc.	94,641	49,150
	Merck & Co. Inc.	439,849	37,546
	Bristol-Myers Squibb Co.	370,346	24,965
	CVS Health Corp.	228,063	22,384
	Medtronic plc	233,368	20,518
	Elevance Health Inc.	41,937	20,344
	Pfizer Inc.	449,003	20,308
	AbbVie Inc.	141,447	19,019
	Cigna Corp.	55,201	15,647
	Abbott Laboratories	143,058	14,685
	Gilead Sciences Inc.	218,037	13,839
	Amgen Inc.	54,784	13,165
	Becton Dickinson & Co.	49,554	12,508
	Humana Inc.	21,999	10,599
*	Boston Scientific Corp.	248,621	10,022
	Danaher Corp.	36,028	9,724
	McKesson Corp.	25,278	9,277
		Shares	Market Value• ($000)
*	Centene Corp.	101,695	9,126
	Stryker Corp.	34,545	7,089
	Baxter International Inc.	87,664	5,037
*	Vertex Pharmaceuticals Inc.	17,772	5,007
*	Biogen Inc.	25,435	4,969
	Zoetis Inc. Class A	27,872	4,363
*	Intuitive Surgical Inc.	19,324	3,976
	Zimmer Biomet Holdings Inc.	36,523	3,883
	AmerisourceBergen Corp. Class A	26,192	3,839
*	Edwards Lifesciences Corp.	40,091	3,612
	Cardinal Health Inc.	47,495	3,359
	HCA Healthcare Inc.	16,591	3,283
*	Illumina Inc.	13,907	2,804
	Agilent Technologies Inc.	20,836	2,672
	Cooper Cos. Inc.	8,606	2,474
	ResMed Inc.	10,677	2,348
	STERIS plc	10,075	2,029
	Viatris Inc.	210,740	2,013
*	IQVIA Holdings Inc.	8,877	1,888
	Teleflex Inc.	8,165	1,847
*	Mettler-Toledo International Inc.	1,466	1,777
*	Henry Schein Inc.	23,948	1,758
*	Molina Healthcare Inc.	5,205	1,756
	Laboratory Corp. of America Holdings	7,560	1,703
*	IDEXX Laboratories Inc.	4,523	1,572
	Quest Diagnostics Inc.	11,001	1,379
*	Incyte Corp.	18,591	1,309
	Organon & Co.	43,965	1,254
	DENTSPLY SIRONA Inc.	37,415	1,226
	Universal Health Services Inc. Class B	11,675	1,142
*	Catalent Inc.	12,486	1,099
*	ABIOMED Inc.	3,557	922
*	DaVita Inc.	10,512	897
*	Bio-Rad Laboratories Inc. Class A	1,691	820
*	Waters Corp.	2,718	812
*	Hologic Inc.	11,265	761
			493,347
Industrials (12.2%)
	Raytheon Technologies Corp.	258,603	23,210
	Honeywell International Inc.	118,408	22,420
	Lockheed Martin Corp.	41,199	17,308
	Caterpillar Inc.	92,779	17,137
*	Boeing Co.	96,761	15,506
	Union Pacific Corp.	64,465	14,473
	United Parcel Service Inc. Class B	72,827	14,166

9

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	General Electric Co.	191,544	14,067
[1]	3M Co.	98,935	12,302
	Northrop Grumman Corp.	25,405	12,143
	CSX Corp.	378,394	11,976
	Norfolk Southern Corp.	41,431	10,073
	Deere & Co.	26,221	9,577
	Eaton Corp. plc	69,377	9,480
	General Dynamics Corp.	40,086	9,177
	FedEx Corp.	41,453	8,739
	Emerson Electric Co.	103,303	8,444
	Trane Technologies plc	40,708	6,272
	Parker-Hannifin Corp.	22,338	5,920
	Carrier Global Corp.	147,589	5,774
	Illinois Tool Works Inc.	29,112	5,672
	Waste Management Inc.	32,587	5,508
	PACCAR Inc.	60,504	5,295
	Cummins Inc.	24,566	5,291
	AMETEK Inc.	40,222	4,833
	L3Harris Technologies Inc.	19,431	4,434
	WW Grainger Inc.	7,474	4,148
	Fortive Corp.	62,444	3,955
*	Southwest Airlines Co.	103,334	3,792
*	Delta Air Lines Inc.	111,752	3,472
	Ingersoll Rand Inc.	70,741	3,351
	Cintas Corp.	8,162	3,321
	Otis Worldwide Corp.	44,234	3,195
	TransDigm Group Inc.	5,062	3,039
	Republic Services Inc. Class A	20,286	2,895
	Westinghouse Air Brake Technologies Corp.	31,862	2,793
	Fastenal Co.	51,986	2,616
	Johnson Controls International plc	47,121	2,551
	CH Robinson Worldwide Inc.	22,110	2,524
	Verisk Analytics Inc. Class A	13,444	2,516
	Textron Inc.	37,355	2,330
	Howmet Aerospace Inc.	65,682	2,327
	Stanley Black & Decker Inc.	26,259	2,313
	Rockwell Automation Inc.	9,684	2,294
	Leidos Holdings Inc.	23,739	2,256
	Snap-on Inc.	9,262	2,018
*	United Airlines Holdings Inc.	56,721	1,986
	Nielsen Holdings plc	62,550	1,741
	Dover Corp.	13,601	1,700
	Xylem Inc.	18,449	1,681
	Quanta Services Inc.	11,482	1,622
	Huntington Ingalls Industries Inc.	6,946	1,599
	Jacobs Solutions Inc.	12,598	1,569
	IDEX Corp.	7,781	1,566
		Shares	Market Value• ($000)
*	American Airlines Group Inc.	112,749	1,465
*	United Rentals Inc.	4,972	1,452
	Allegion plc	15,237	1,449
*	Copart Inc.	11,869	1,420
	Masco Corp.	21,288	1,083
	JB Hunt Transport Services Inc.	5,964	1,038
*	Alaska Air Group Inc.	21,942	956
	Nordson Corp.	3,745	851
	Fortune Brands Home & Security Inc.	12,507	768
	Rollins Inc.	22,115	747
	A O Smith Corp.	11,263	636
	Pentair plc	12,100	538
	Robert Half International Inc.	6,148	473
			363,243
Information Technology (11.1%)
	Visa Inc. Class A	163,153	32,420
	Mastercard Inc. Class A	79,157	25,676
	Intel Corp.	711,068	22,697
	International Business Machines Corp.	156,428	20,093
	Cisco Systems Inc.	397,494	17,776
	Broadcom Inc.	30,544	15,245
	Analog Devices Inc.	91,070	13,800
	Texas Instruments Inc.	81,822	13,518
	Accenture plc Class A	46,244	13,340
	Micron Technology Inc.	194,115	10,973
*	Salesforce Inc.	67,375	10,519
*	Fiserv Inc.	101,148	10,235
	Fidelity National Information Services Inc.	106,196	9,703
*	PayPal Holdings Inc.	92,632	8,656
	Automatic Data Processing Inc.	34,157	8,348
	Roper Technologies Inc.	18,437	7,422
	TE Connectivity Ltd.	56,085	7,078
	Global Payments Inc.	49,003	6,088
	Cognizant Technology Solutions Corp. Class A	90,713	5,730
	Corning Inc.	132,392	4,544
	Amphenol Corp. Class A	48,716	3,582
	Microchip Technology Inc.	50,399	3,289
	Paychex Inc.	26,222	3,234
	Hewlett Packard Enterprise Co.	226,811	3,085
*	Synopsys Inc.	8,773	3,036
*	Teledyne Technologies Inc.	8,136	2,997
	Motorola Solutions Inc.	11,963	2,912
*	FleetCor Technologies Inc.	13,447	2,858
	NXP Semiconductors NV	16,873	2,777
*	Autodesk Inc.	13,587	2,741
	HP Inc.	91,513	2,627

10

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Jack Henry & Associates Inc.	12,719	2,445
*	Western Digital Corp.	54,375	2,298
	NortonLifeLock Inc.	100,916	2,280
	Citrix Systems Inc.	21,643	2,224
	Broadridge Financial Solutions Inc.	11,401	1,951
	CDW Corp.	9,608	1,640
*	VeriSign Inc.	8,772	1,598
	Juniper Networks Inc.	56,055	1,593
	Skyworks Solutions Inc.	14,809	1,459
*	Akamai Technologies Inc.	16,140	1,457
*	ANSYS Inc.	5,793	1,438
*	Keysight Technologies Inc.	7,881	1,292
*	ON Semiconductor Corp.	18,184	1,251
*	Trimble Inc.	19,118	1,209
*	PTC Inc.	9,159	1,052
*	DXC Technology Co.	42,410	1,051
*	Tyler Technologies Inc.	2,739	1,018
*	Qorvo Inc.	9,586	861
*	Ceridian HCM Holding Inc.	14,136	843
	NetApp Inc.	11,236	810
*	F5 Inc.	4,952	778
*	Zebra Technologies Corp. Class A	2,457	741
*	Paycom Software Inc.	2,095	736
*	SolarEdge Technologies Inc.	2,402	663
	Seagate Technology Holdings plc	9,261	620
			330,307
Materials (3.7%)
	Linde plc	42,878	12,128
	Air Products and Chemicals Inc.	38,566	9,736
	Corteva Inc.	125,870	7,732
	Ecolab Inc.	43,255	7,086
	Dow Inc.	126,626	6,458
	Newmont Corp.	137,926	5,705
	PPG Industries Inc.	41,121	5,222
	DuPont de Nemours Inc.	88,507	4,924
	International Flavors & Fragrances Inc.	44,364	4,901
	Sherwin-Williams Co.	19,577	4,544
	Freeport-McMoRan Inc.	141,419	4,186
	LyondellBasell Industries NV Class A	45,132	3,746
	Mosaic Co.	62,892	3,388
	Amcor plc	261,855	3,145
	Ball Corp.	55,529	3,099
	Nucor Corp.	21,258	2,826
	International Paper Co.	64,410	2,681
	FMC Corp.	21,880	2,365
	Packaging Corp. of America	16,280	2,229
	Eastman Chemical Co.	22,383	2,037
		Shares	Market Value• ($000)
	Vulcan Materials Co.	11,977	1,994
	Westrock Co.	44,280	1,797
	Albemarle Corp.	6,508	1,744
	Martin Marietta Materials Inc.	4,558	1,585
	CF Industries Holdings Inc.	14,486	1,499
	Avery Dennison Corp.	6,955	1,277
	Celanese Corp. Class A	10,733	1,190
	Sealed Air Corp.	11,408	614
			109,838
Real Estate (3.4%)
	American Tower Corp.	39,577	10,055
	Realty Income Corp.	104,724	7,151
	Crown Castle Inc.	41,447	7,080
	Prologis Inc.	50,224	6,253
	Digital Realty Trust Inc.	49,533	6,124
	Welltower Inc.	78,883	6,046
	Equinix Inc.	8,550	5,621
	VICI Properties Inc.	167,633	5,530
	Equity Residential	59,591	4,361
	Alexandria Real Estate Equities Inc.	25,867	3,968
	Public Storage	10,905	3,608
	Ventas Inc.	69,396	3,321
	AvalonBay Communities Inc.	14,099	2,833
	SBA Communications Corp. Class A	8,245	2,682
	Weyerhaeuser Co.	75,335	2,573
	Healthpeak Properties Inc.	94,147	2,471
	Simon Property Group Inc.	22,928	2,338
	Kimco Realty Corp.	107,258	2,261
*	CBRE Group Inc. Class A	28,358	2,239
	Host Hotels & Resorts Inc.	124,105	2,205
	Boston Properties Inc.	24,747	1,966
	Essex Property Trust Inc.	6,358	1,685
	Regency Centers Corp.	26,965	1,641
	Duke Realty Corp.	23,370	1,375
	Mid-America Apartment Communities Inc.	7,609	1,261
	UDR Inc.	23,334	1,047
	Iron Mountain Inc.	19,640	1,033
	Federal Realty Investment Trust	7,207	730
	Vornado Realty Trust	27,641	725
			100,183
Utilities (6.1%)
	NextEra Energy Inc.	341,705	29,065
	Duke Energy Corp.	133,947	14,320
	Southern Co.	184,838	14,245
	Dominion Energy Inc.	141,045	11,537
	Sempra Energy	54,654	9,016
	American Electric Power Co. Inc.	89,290	8,947
	Exelon Corp.	170,314	7,478

11

S&P 500 Value Index Fund
	Shares	Market Value• ($000)
Xcel Energy Inc.	94,750	7,035
Consolidated Edison Inc.	61,640	6,025
WEC Energy Group Inc.	54,901	5,662
Public Service Enterprise Group Inc.	86,903	5,593
Eversource Energy	60,035	5,385
American Water Works Co. Inc.	31,573	4,687
Constellation Energy Corp.	56,729	4,628
Edison International	66,397	4,500
DTE Energy Co.	33,749	4,399
Ameren Corp.	44,982	4,166
Entergy Corp.	35,428	4,085
FirstEnergy Corp.	99,502	3,935
PPL Corp.	127,780	3,716
CenterPoint Energy Inc.	109,280	3,446
CMS Energy Corp.	50,367	3,402
AES Corp.	115,911	2,950
Atmos Energy Corp.	24,127	2,736
Evergy Inc.	39,860	2,732
Alliant Energy Corp.	43,545	2,658
NiSource Inc.	70,440	2,079
Pinnacle West Capital Corp.	19,599	1,477
		179,904
Total Common Stocks (Cost $2,929,032)		2,960,877
	Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund, 2.284% (Cost $13,487)	134,910	13,487
Total Investments (100.2%) (Cost $2,942,519)		2,974,364
Other Assets and Liabilities—Net (-0.2%)		(5,495)
Net Assets (100%)		2,968,869
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,062,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $12,416,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	22	4,352	(160)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AT&T Inc.	8/31/23	BANA	3,662	(2.315)	—	(249)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P 500 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,929,032)	2,960,877
Affiliated Issuers (Cost $13,487)	13,487
Total Investments in Securities	2,974,364
Investment in Vanguard	113
Cash Collateral Pledged—Futures Contracts	150
Receivables for Investment Securities Sold	97
Receivables for Accrued Income	7,053
Receivables for Capital Shares Issued	57
Total Assets	2,981,834
Liabilities
Due to Custodian	98
Payables for Investment Securities Purchased	7
Collateral for Securities on Loan	12,416
Payables for Capital Shares Redeemed	38
Payables to Vanguard	134
Variation Margin Payable—Futures Contracts	23
Unrealized Depreciation—Over-the-Counter Swap Contracts	249
Total Liabilities	12,965
Net Assets	2,968,869
1 Includes $12,062 of securities on loan.
13

S&P 500 Value Index Fund
Statement of Assets and Liabilities (continued)
At August 31, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	3,065,653
Total Distributable Earnings (Loss)	(96,784)
Net Assets	2,968,869

ETF Shares—Net Assets
Applicable to 20,500,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,800,576
Net Asset Value Per Share—ETF Shares	$136.61

Institutional Shares—Net Assets
Applicable to 561,671 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	168,293
Net Asset Value Per Share—Institutional Shares	$299.63
See accompanying Notes, which are an integral part of the Financial Statements.
14

S&P 500 Value Index Fund
Statement of Operations

Year Ended August 31, 2022
($000)
Investment Income
Income
Dividends[1]	63,668
Interest[2]	27
Securities Lending—Net	—
Total Income	63,695
Expenses
The Vanguard Group—Note B
Investment Advisory Services	333
Management and Administrative—ETF Shares	2,074
Management and Administrative—Institutional Shares	108
Marketing and Distribution—ETF Shares	140
Marketing and Distribution—Institutional Shares	6
Custodian Fees	81
Auditing Fees	28
Shareholders’ Reports—ETF Shares	78
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	14
Total Expenses	2,863
Net Investment Income	60,832
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	167,538
Futures Contracts	223
Swap Contracts	(333)
Realized Net Gain (Loss)	167,428
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(390,415)
Futures Contracts	(297)
Swap Contracts	(276)
Change in Unrealized Appreciation (Depreciation)	(390,988)
Net Increase (Decrease) in Net Assets Resulting from Operations	(162,728)
1	Dividends are net of foreign withholding taxes of $11,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $27,000, ($1,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $207,111,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
15

S&P 500 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,832	44,010
Realized Net Gain (Loss)	167,428	51,566
Change in Unrealized Appreciation (Depreciation)	(390,988)	446,815
Net Increase (Decrease) in Net Assets Resulting from Operations	(162,728)	542,391
Distributions
ETF Shares	(54,037)	(37,692)
Institutional Shares	(3,520)	(3,053)
Total Distributions	(57,557)	(40,745)
Capital Share Transactions
ETF Shares	658,546	643,375
Institutional Shares	4,677	35,191
Net Increase (Decrease) from Capital Share Transactions	663,223	678,566
Total Increase (Decrease)	442,938	1,180,212
Net Assets
Beginning of Period	2,525,931	1,345,719
End of Period	2,968,869	2,525,931
See accompanying Notes, which are an integral part of the Financial Statements.
16

S&P 500 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$146.23	$112.29	$111.46	$111.93	$101.33
Investment Operations
Net Investment Income[1]	3.029	2.897	2.984	2.694	2.558
Net Realized and Unrealized Gain (Loss) on Investments	(9.703)	33.786	.683	(.511)	10.535
Total from Investment Operations	(6.674)	36.683	3.667	2.183	13.093
Distributions
Dividends from Net Investment Income	(2.946)	(2.743)	(2.837)	(2.653)	(2.493)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.946)	(2.743)	(2.837)	(2.653)	(2.493)
Net Asset Value, End of Period	$136.61	$146.23	$112.29	$111.46	$111.93
Total Return	-4.63%	33.10%	3.33%	2.05%	13.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,801	$2,351	$1,244	$984	$873
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.10%	2.19%	2.66%	2.48%	2.38%
Portfolio Turnover Rate[2]	16%	18%	31%	28%	20%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
17

S&P 500 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$320.71	$246.27	$244.40	$245.49	$222.23
Investment Operations
Net Investment Income[1]	6.731	6.402	6.596	5.950	6.077
Net Realized and Unrealized Gain (Loss) on Investments	(21.295)	74.102	1.491	(1.115)	22.813
Total from Investment Operations	(14.564)	80.504	8.087	4.835	28.890
Distributions
Dividends from Net Investment Income	(6.516)	(6.064)	(6.217)	(5.925)	(5.630)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.516)	(6.064)	(6.217)	(5.925)	(5.630)
Net Asset Value, End of Period	$299.63	$320.71	$246.27	$244.40	$245.49
Total Return	-4.60%	33.14%	3.39%	2.07%	13.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$168	$175	$102	$94	$89
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.12%	2.22%	2.68%	2.50%	2.45%
Portfolio Turnover Rate[2]	16%	18%	31%	28%	20%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
18

S&P 500 Value Index Fund
Notes to Financial Statements
Vanguard S&P 500 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
19

S&P 500 Value Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
20

S&P 500 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
21

S&P 500 Value Index Fund
For the year ended August 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2022, the fund had contributed to Vanguard capital in the amount of $113,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
22

S&P 500 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,960,877	—	—	2,960,877
Temporary Cash Investments	13,487	—	—	13,487
Total	2,974,364	—	—	2,974,364

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	160	—	—	160
Swap Contracts	—	249	—	249
Total	160	249	—	409
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	206,999
Total Distributable Earnings (Loss)	(206,999)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	13,763
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(137,050)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	26,503
23

S&P 500 Value Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	57,557	40,745
Long-Term Capital Gains	—	—
Total	57,557	40,745
*	Includes short-term capital gains, if any.
As of August 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,947,861
Gross Unrealized Appreciation	319,993
Gross Unrealized Depreciation	(293,490)
Net Unrealized Appreciation (Depreciation)	26,503
E.	During the year ended August 31, 2022, the fund purchased $1,739,062,000 of investment securities and sold $1,068,293,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,220,790,000 and $606,039,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2022, such purchases were $279,855,000 and sales were $205,903,000, resulting in net realized loss of $20,186,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,264,192	8,600	885,386	6,850
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(605,646)	(4,175)	(242,011)	(1,850)
Net Increase (Decrease)—ETF Shares	658,546	4,425	643,375	5,000
24

S&P 500 Value Index Fund
	Year Ended August 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	50,529	158	44,346	164
Issued in Lieu of Cash Distributions	3,266	11	2,575	9
Redeemed	(49,118)	(154)	(11,730)	(40)
Net Increase (Decrease)—Institutional Shares	4,677	15	35,191	133
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2022, that would require recognition or disclosure in these financial statements.
25

S&P 500 Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2012, Through August 31, 2022
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P 500 Growth Index Fund ETF Shares Net Asset Value	-17.52%	13.91%	14.48%	$38,662
S&P 500 Growth Index Fund ETF Shares Market Price	-17.54	13.90	14.48	38,664
S&P 500 Growth Index	-17.43	14.04	14.63	39,176
Dow Jones U.S. Total Stock Market Float Adjusted Index	-13.73	11.16	12.66	32,942

	One Year	Since Inception (4/5/2019) [1]	Final Value of a $5,000,000 Investment
S&P 500 Growth Index Fund Institutional Shares	-17.50%	13.17%	$7,619,616
S&P 500 Growth Index	-17.43	13.26	7,639,829
Dow Jones U.S. Total Stock Market Float Adjusted Index	-13.73	10.66	7,060,667
1	Institutional Shares commenced operations on October 17, 2018, and on December 13, 2018, all outstanding shares were redeemed; the return for this period was -5.47%. On April 5, 2019, the class recommenced operations. The total returns shown for both the fund and its comparative standards are based on the period beginning April 5, 2019.

See Financial Highlights for dividend and capital gains information.
26

S&P 500 Growth Index Fund
Cumulative Returns of ETF Shares: August 31, 2012, Through August 31, 2022
	One Year	Five Years	Ten Years
S&P 500 Growth Index Fund ETF Shares Market Price	-17.54%	91.70%	286.64%
S&P 500 Growth Index Fund ETF Shares Net Asset Value	-17.52	91.75	286.62
S&P 500 Growth Index	-17.43	92.86	291.76
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
27

S&P 500 Growth Index Fund
Fund Allocation
As of August 31, 2022
Communication Services	10.8%
Consumer Discretionary	16.7
Consumer Staples	1.8
Energy	1.2
Financials	6.8
Health Care	11.4
Industrials	3.4
Information Technology	44.2
Materials	1.3
Real Estate	2.3
Utilities	0.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
28

S&P 500 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (10.8%)
*	Alphabet Inc. Class A	2,512,770	271,932
*	Alphabet Inc. Class C	2,324,686	253,739
*	Meta Platforms Inc. Class A	962,150	156,763
*	Netflix Inc.	186,365	41,664
*	Twitter Inc.	153,356	5,943
*	Take-Two Interactive Software Inc.	41,116	5,039
*	Live Nation Entertainment Inc.	24,700	2,232
			737,312
Consumer Discretionary (16.6%)
*	Amazon.com Inc.	3,670,565	465,318
*	Tesla Inc.	1,056,055	291,059
	Home Depot Inc.	329,487	95,031
	Lowe's Cos. Inc.	277,407	53,856
	McDonald's Corp.	139,632	35,226
	NIKE Inc. Class B	287,426	30,596
	Starbucks Corp.	245,305	20,623
*	O'Reilly Automotive Inc.	27,571	19,220
*	AutoZone Inc.	8,325	17,642
	Target Corp.	106,740	17,115
*	Chipotle Mexican Grill Inc. Class A	7,869	12,565
	Tractor Supply Co.	46,940	8,691
	eBay Inc.	181,027	7,989
	Yum! Brands Inc.	56,236	6,256
	Hilton Worldwide Holdings Inc.	47,886	6,099
	Pool Corp.	16,802	5,699
*	Etsy Inc.	53,316	5,631
*	Ulta Beauty Inc.	12,269	5,151
	DR Horton Inc.	71,236	5,068
*	Aptiv plc	46,609	4,355
	Domino's Pizza Inc.	10,143	3,772
*	CarMax Inc.	35,648	3,153
	Garmin Ltd.	32,650	2,889
	LKQ Corp.	46,956	2,499
*	Caesars Entertainment Inc.	57,600	2,484
*	NVR Inc.	595	2,463
		Shares	Market Value• ($000)
	Bath & Body Works Inc.	65,093	2,430
	Advance Auto Parts Inc.	12,301	2,074
	Newell Brands Inc.	81,845	1,461
			1,136,415
Consumer Staples (1.8%)
	Costco Wholesale Corp.	94,831	49,511
	PepsiCo Inc.	243,620	41,968
	Estee Lauder Cos. Inc. Class A	57,353	14,590
*	Monster Beverage Corp.	82,035	7,287
	Hershey Co.	27,550	6,190
	Keurig Dr Pepper Inc.	73,576	2,805
			122,351
Energy (1.2%)
	Devon Energy Corp.	257,550	18,188
	EOG Resources Inc.	113,023	13,710
	Pioneer Natural Resources Co.	52,864	13,386
	Occidental Petroleum Corp.	153,117	10,871
	Hess Corp.	82,506	9,965
	Diamondback Energy Inc.	71,692	9,555
	ONEOK Inc.	80,563	4,933
	APA Corp.	78,085	3,054
			83,662
Financials (6.8%)
	JPMorgan Chase & Co.	566,784	64,460
	Goldman Sachs Group Inc.	144,177	47,963
	Bank of America Corp.	1,308,715	43,986
	S&P Global Inc.	88,828	31,283
	Charles Schwab Corp.	430,178	30,521
	Morgan Stanley	287,680	24,516
	Marsh & McLennan Cos. Inc.	128,433	20,725
	BlackRock Inc.	31,053	20,693
	American Express Co.	112,598	17,115
	MSCI Inc. Class A	34,033	15,289
	Aon plc Class A	53,455	14,928
	Intercontinental Exchange Inc.	133,482	13,462
	Moody's Corp.	44,445	12,646
	Discover Financial Services	117,886	11,846
29

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	First Republic Bank	75,290	11,431
*	SVB Financial Group	24,689	10,037
	Capital One Financial Corp.	79,188	8,380
	T. Rowe Price Group Inc.	66,752	8,010
	Ameriprise Financial Inc.	28,124	7,538
	Arthur J Gallagher & Co.	38,774	7,040
	Nasdaq Inc.	113,127	6,735
	Raymond James Financial Inc.	48,139	5,024
	Signature Bank	26,387	4,601
	Brown & Brown Inc.	67,867	4,278
	FactSet Research Systems Inc.	9,237	4,003
	Synchrony Financial	119,975	3,929
	Regions Financial Corp.	176,465	3,824
	Cboe Global Markets Inc.	25,901	3,056
	Cincinnati Financial Corp.	29,342	2,845
	Comerica Inc.	24,646	1,979
	MarketAxess Holdings Inc.	7,596	1,888
	Zions Bancorp NA	30,506	1,679
	Franklin Resources Inc.	53,004	1,382
			467,092
Health Care (11.4%)
	Eli Lilly & Co.	330,841	99,659
	Thermo Fisher Scientific Inc.	164,223	89,554
	UnitedHealth Group Inc.	165,299	85,845
	Pfizer Inc.	1,271,018	57,488
	AbbVie Inc.	400,288	53,823
	Danaher Corp.	184,558	49,814
	Abbott Laboratories	389,341	39,966
*	Regeneron Pharmaceuticals Inc.	45,309	26,327
	Amgen Inc.	91,921	22,089
*	Intuitive Surgical Inc.	103,900	21,376
	Zoetis Inc. Class A	130,311	20,398
*	Moderna Inc.	145,181	19,203
*	Vertex Pharmaceuticals Inc.	64,369	18,137
*	Edwards Lifesciences Corp.	164,314	14,805
*	Dexcom Inc.	164,643	13,535
*	IQVIA Holdings Inc.	57,964	12,327
	Stryker Corp.	57,889	11,879
	HCA Healthcare Inc.	55,383	10,959
	Agilent Technologies Inc.	75,526	9,686
	West Pharmaceutical Services Inc.	31,060	9,215
*	IDEXX Laboratories Inc.	24,329	8,457
	ResMed Inc.	35,590	7,827
*	Align Technology Inc.	30,744	7,492
*	Mettler-Toledo International Inc.	5,991	7,264
	PerkinElmer Inc.	52,916	7,147
*	Illumina Inc.	32,280	6,509
*	Waters Corp.	18,701	5,584
	Bio-Techne Corp.	16,483	5,469
*	Hologic Inc.	77,445	5,232
		Shares	Market Value• ($000)
	Laboratory Corp. of America Holdings	20,622	4,646
*	Charles River Laboratories International Inc.	21,308	4,374
*	Molina Healthcare Inc.	12,060	4,069
*	Catalent Inc.	45,130	3,971
	STERIS plc	17,619	3,548
	Quest Diagnostics Inc.	22,643	2,837
*	ABIOMED Inc.	10,489	2,720
*	Bio-Rad Laboratories Inc. Class A	4,986	2,418
*	Incyte Corp.	33,997	2,394
			778,043
Industrials (3.4%)
	United Parcel Service Inc. Class B	132,481	25,769
	Union Pacific Corp.	108,032	24,254
	Deere & Co.	53,880	19,680
	Waste Management Inc.	81,728	13,814
	Old Dominion Freight Line Inc.	38,523	10,456
	Equifax Inc.	51,319	9,686
	Johnson Controls International plc	178,037	9,639
	Illinois Tool Works Inc.	48,756	9,499
	L3Harris Technologies Inc.	33,984	7,755
*	Copart Inc.	60,985	7,297
	Expeditors International of Washington Inc.	70,375	7,241
	Cintas Corp.	16,778	6,826
	Verisk Analytics Inc. Class A	33,787	6,324
	Rockwell Automation Inc.	25,371	6,011
*	Generac Holdings Inc.	26,773	5,901
	Fastenal Co.	115,893	5,833
	TransDigm Group Inc.	9,569	5,745
	Republic Services Inc. Class A	38,460	5,489
*	United Rentals Inc.	18,018	5,262
	Otis Worldwide Corp.	70,883	5,119
	Quanta Services Inc.	32,556	4,600
	JB Hunt Transport Services Inc.	20,782	3,616
	Dover Corp.	27,870	3,483
	Nordson Corp.	13,558	3,080
	Jacobs Solutions Inc.	23,762	2,960
	Xylem Inc.	30,957	2,820
	IDEX Corp.	13,075	2,631
	Robert Half International Inc.	31,517	2,426
	Masco Corp.	47,513	2,417
	Pentair plc	40,169	1,788
	A O Smith Corp.	27,269	1,539
	Fortune Brands Home & Security Inc.	24,712	1,518
	Rollins Inc.	41,800	1,411
			231,889

30

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
Information Technology (44.1%)
	Apple Inc.	6,450,583	1,014,161
	Microsoft Corp.	3,137,457	820,351
	NVIDIA Corp.	1,050,392	158,546
*	Adobe Inc.	198,203	74,017
	QUALCOMM Inc.	469,862	62,149
	Visa Inc. Class A	296,881	58,993
*	Advanced Micro Devices Inc.	679,841	57,698
	Mastercard Inc. Class A	169,326	54,924
	Intuit Inc.	118,644	51,228
	Oracle Corp.	660,364	48,966
	Broadcom Inc.	97,639	48,733
	Accenture plc Class A	154,103	44,453
*	Salesforce Inc.	254,213	39,688
*	ServiceNow Inc.	84,080	36,543
	Cisco Systems Inc.	784,291	35,073
	Applied Materials Inc.	370,604	34,863
	Texas Instruments Inc.	189,549	31,315
	Lam Research Corp.	58,190	25,482
*	PayPal Holdings Inc.	262,346	24,514
	Automatic Data Processing Inc.	92,879	22,701
	KLA Corp.	62,610	21,546
*	Cadence Design Systems Inc.	115,676	20,101
*	Enphase Energy Inc.	56,641	16,224
*	Synopsys Inc.	43,066	14,902
*	Autodesk Inc.	58,408	11,783
	NXP Semiconductors NV	69,406	11,423
*	Arista Networks Inc.	94,391	11,316
*	EPAM Systems Inc.	23,964	10,221
*	Fortinet Inc.	209,478	10,199
	Motorola Solutions Inc.	41,400	10,077
	Amphenol Corp. Class A	132,664	9,755
*	Gartner Inc.	33,794	9,642
*	ON Semiconductor Corp.	137,241	9,438
*	Keysight Technologies Inc.	57,261	9,384
	Paychex Inc.	71,438	8,811
	Monolithic Power Systems Inc.	18,393	8,335
	Microchip Technology Inc.	111,952	7,305
	HP Inc.	221,005	6,345
	CDW Corp.	33,396	5,701
	Teradyne Inc.	67,214	5,689
*	ANSYS Inc.	22,597	5,611
*	Paycom Software Inc.	15,151	5,321
*	Zebra Technologies Corp. Class A	16,092	4,854
*	SolarEdge Technologies Inc.	17,421	4,808
	NetApp Inc.	66,281	4,781
	Seagate Technology Holdings plc	60,536	4,053
*	Tyler Technologies Inc.	10,778	4,004
*	Trimble Inc.	58,856	3,723
	Broadridge Financial Solutions Inc.	21,624	3,701
		Shares	Market Value• ($000)
*	VeriSign Inc.	18,792	3,424
	Skyworks Solutions Inc.	31,734	3,127
*	Akamai Technologies Inc.	28,237	2,549
*	PTC Inc.	22,153	2,545
*	F5 Inc.	13,452	2,113
*	Qorvo Inc.	22,258	1,998
*	Ceridian HCM Holding Inc.	23,660	1,411
			3,020,618
Materials (1.3%)
	Linde plc	107,681	30,459
	Sherwin-Williams Co.	53,204	12,349
	Albemarle Corp.	33,397	8,949
	Nucor Corp.	60,279	8,013
	Freeport-McMoRan Inc.	267,545	7,919
	CF Industries Holdings Inc.	52,526	5,434
	Martin Marietta Materials Inc.	15,158	5,271
	Vulcan Materials Co.	26,792	4,461
	Avery Dennison Corp.	17,488	3,211
	Celanese Corp. Class A	19,551	2,167
	Sealed Air Corp.	33,724	1,815
			90,048
Real Estate (2.3%)
	American Tower Corp.	99,409	25,255
	Prologis Inc.	189,420	23,585
	Crown Castle Inc.	81,733	13,962
	Public Storage	37,792	12,503
	Equinix Inc.	17,567	11,548
	Extra Space Storage Inc.	56,335	11,195
	Simon Property Group Inc.	82,648	8,428
	SBA Communications Corp. Class A	25,344	8,243
	Duke Realty Corp.	104,814	6,168
	Camden Property Trust	44,657	5,739
*	CBRE Group Inc. Class A	68,549	5,413
	Mid-America Apartment Communities Inc.	30,019	4,973
	AvalonBay Communities Inc.	24,638	4,950
	Weyerhaeuser Co.	131,349	4,487
	Iron Mountain Inc.	74,354	3,912
	Essex Property Trust Inc.	12,068	3,199
	UDR Inc.	68,877	3,091
	Federal Realty Investment Trust	12,631	1,279
			157,930
Utilities (0.1%)
	NRG Energy Inc.	99,570	4,110
Total Common Stocks (Cost $6,018,252)			6,829,470

31

S&P 500 Growth Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 2.284% (Cost $9,529)	95,331	9,530
Total Investments (99.9%) (Cost $6,027,781)		6,839,000
Other Assets and Liabilities—Net (0.1%)		6,263
Net Assets (100%)		6,845,263
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	September 2022	30	7,371	(384)
E-mini S&P 500 Index	September 2022	15	2,968	(41)
				(425)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Fortinet Inc.	8/31/23	BANA	4,176	(2.306)	—	(775)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
32

S&P 500 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,018,252)	6,829,470
Affiliated Issuers (Cost $9,529)	9,530
Total Investments in Securities	6,839,000
Investment in Vanguard	257
Cash	26
Cash Collateral Pledged—Futures Contracts	600
Cash Collateral Pledged—Over-the-Counter Swap Contracts	530
Receivables for Accrued Income	6,071
Receivables for Capital Shares Issued	2
Total Assets	6,846,486
Liabilities
Payables for Investment Securities Purchased	60
Payables for Capital Shares Redeemed	1
Payables to Vanguard	320
Variation Margin Payable—Futures Contracts	67
Unrealized Depreciation—Over-the-Counter Swap Contracts	775
Total Liabilities	1,223
Net Assets	6,845,263
At August 31, 2022, net assets consisted of:

Paid-in Capital	6,205,013
Total Distributable Earnings (Loss)	640,250
Net Assets	6,845,263

ETF Shares—Net Assets
Applicable to 29,445,972 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,839,142
Net Asset Value Per Share—ETF Shares	$232.26

Institutional Shares—Net Assets
Applicable to 11,585 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,121
Net Asset Value Per Share—Institutional Shares	$528.34
See accompanying Notes, which are an integral part of the Financial Statements.
33

S&P 500 Growth Index Fund
Statement of Operations

Year Ended August 31, 2022
($000)
Investment Income
Income
Dividends[1]	59,526
Interest[2]	52
Total Income	59,578
Expenses
The Vanguard Group—Note B
Investment Advisory Services	858
Management and Administrative—ETF Shares	5,718
Management and Administrative—Institutional Shares	10
Marketing and Distribution—ETF Shares	322
Marketing and Distribution—Institutional Shares	1
Custodian Fees	10
Auditing Fees	31
Shareholders’ Reports—ETF Shares	183
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	3
Other Expenses	14
Total Expenses	7,150
Expenses Paid Indirectly	(10)
Net Expenses	7,140
Net Investment Income	52,438
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	534,559
Futures Contracts	(2,814)
Swap Contracts	(957)
Realized Net Gain (Loss)	530,788
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(2,016,568)
Futures Contracts	(814)
Swap Contracts	(921)
Change in Unrealized Appreciation (Depreciation)	(2,018,303)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,435,077)
1	Dividends are net of foreign withholding taxes of $18,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $52,000, ($3,000), less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $597,940,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
34

S&P 500 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	52,438	38,378
Realized Net Gain (Loss)	530,788	240,899
Change in Unrealized Appreciation (Depreciation)	(2,018,303)	1,201,164
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,435,077)	1,480,441
Distributions
ETF Shares	(48,040)	(37,279)
Institutional Shares	(108)	(106)
Total Distributions	(48,148)	(37,385)
Capital Share Transactions
ETF Shares	1,542,386	853,598
Institutional Shares	(18,702)	14,513
Net Increase (Decrease) from Capital Share Transactions	1,523,684	868,111
Total Increase (Decrease)	40,459	2,311,167
Net Assets
Beginning of Period	6,804,804	4,493,637
End of Period	6,845,263	6,804,804
See accompanying Notes, which are an integral part of the Financial Statements.
35

S&P 500 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$283.53	$219.32	$161.81	$158.27	$127.78
Investment Operations
Net Investment Income[1]	1.923	1.751	2.111	2.156	1.833
Net Realized and Unrealized Gain (Loss) on Investments	(51.406)	64.190	57.589	3.437	30.442
Total from Investment Operations	(49.483)	65.941	59.700	5.593	32.275
Distributions
Dividends from Net Investment Income	(1.787)	(1.731)	(2.190)	(2.053)	(1.785)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.787)	(1.731)	(2.190)	(2.053)	(1.785)
Net Asset Value, End of Period	$232.26	$283.53	$219.32	$161.81	$158.27
Total Return	-17.52%	30.26%	37.29%	3.60%	25.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,839	$6,776	$4,485	$2,755	$2,327
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%	0.10%	0.10%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.73%	0.73%	1.20%	1.41%	1.29%
Portfolio Turnover Rate[3]	13%	12%	24%	23%	18%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
36

S&P 500 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,			April 5, 2019[1] to August 31, 2019	October 17, 2018[1] to December 13, 2018
	2022	2021	2020
Net Asset Value, Beginning of Period	$644.91	$498.89	$368.04	$356.55	$343.28
Investment Operations
Net Investment Income[2]	4.203	3.959	4.861	3.777	.856
Net Realized and Unrealized Gain (Loss) on Investments	(116.631)	146.133	131.012	7.713	(19.628)
Total from Investment Operations	(112.428)	150.092	135.873	11.490	(18.772)
Distributions
Dividends from Net Investment Income	(4.142)	(4.072)	(5.023)	—	(.938)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.142)	(4.072)	(5.023)	—	(.938)
Net Asset Value, End of Period	$528.34	$644.91	$498.89	$368.04	$323.57
Total Return	-17.50%	30.29%	37.35%	3.22%	-5.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6	$28	$9	$7	—
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.08%	0.08%	0.08%[4]	0.08%[4]
Ratio of Net Investment Income to Average Net Assets	0.68%	0.71%	1.22%	2.52%[4]	1.64%[4]
Portfolio Turnover Rate[5]	13%	12%	24%	23%[6]	23%[6]
1	The class commenced operations on October 17, 2018. On December 13, 2018, all outstanding shares were redeemed and the Net Asset Value represents the per share amount at which such shares were redeemed. On April 5, 2019, the class recommenced operations.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended August 31, 2019.
See accompanying Notes, which are an integral part of the Financial Statements.
37

S&P 500 Growth Index Fund
Notes to Financial Statements
Vanguard S&P 500 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
38

S&P 500 Growth Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
39

S&P 500 Growth Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management,
40

S&P 500 Growth Index Fund
administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2022, the fund had contributed to Vanguard capital in the amount of $257,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $10,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,829,470	—	—	6,829,470
Temporary Cash Investments	9,530	—	—	9,530
Total	6,839,000	—	—	6,839,000

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	425	—	—	425
Swap Contracts	—	775	—	775
Total	425	775	—	1,200
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These
41

S&P 500 Growth Index Fund
reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	597,874
Total Distributable Earnings (Loss)	(597,874)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	10,887
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(179,151)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	808,514
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	48,148	37,385
Long-Term Capital Gains	—	—
Total	48,148	37,385
*	Includes short-term capital gains, if any.
As of August 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,030,486
Gross Unrealized Appreciation	1,470,250
Gross Unrealized Depreciation	(661,736)
Net Unrealized Appreciation (Depreciation)	808,514
42

S&P 500 Growth Index Fund
F.	During the year ended August 31, 2022, the fund purchased $3,826,806,000 of investment securities and sold $2,301,188,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,847,027,000 and $1,391,101,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2022, such purchases were $512,225,000 and sales were $405,070,000, resulting in net realized loss of $20,097,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,939,972	10,746	1,457,681	6,075
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,397,586)	(5,200)	(604,083)	(2,625)
Net Increase (Decrease)—ETF Shares	1,542,386	5,546	853,598	3,450
Institutional Shares
Issued	554	1	15,809	30
Issued in Lieu of Cash Distributions	87	—	48	—
Redeemed	(19,343)	(33)	(1,344)	(3)
Net Increase (Decrease)—Institutional Shares	(18,702)	(32)	14,513	27
H.	Management has determined that no events or transactions occurred subsequent to August 31, 2022, that would require recognition or disclosure in these financial statements.
43

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund (two of the funds constituting Vanguard Admiral Funds, hereafter collectively referred to as the "Funds") as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
 /s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
44

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders:
Fund	Percentage
S&P 500 Value Index Fund	97.5%
S&P 500 Growth Index Fund	100.0
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for individual shareholders for the fiscal year.
Fund	($000)
S&P 500 Value Index Fund	57,557
S&P 500 Growth Index Fund	48,148
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
S&P 500 Value Index Fund	9
S&P 500 Growth Index Fund	18
45

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
46

Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
47

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Admiral Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
48

The S&P 500 Value Index and S&P 500 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P® and S&P 500® are trademarks of S&P; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Vanguard. Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund particularly or the ability of the S&P 500 Value Index and S&P 500 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P 500 Value Index and S&P 500 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Value Index and S&P 500 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund into consideration in determining, composing or calculating the S&P 500 Value Index and S&P 500 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund. There is no assurance that investment products based on the S&P 500 Value Index and S&P 500 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P 500 VALUE INDEX FUND AND VANGUARD S&P 500 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
49

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q18400 102022

Annual Report  |  August 31, 2022
Vanguard S&P Small-Cap 600 Index Funds
Vanguard S&P Small-Cap 600 Index Fund
Vanguard S&P Small-Cap 600 Value Index Fund
Vanguard S&P Small-Cap 600 Growth Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Reflecting the dismal market trends for the 12 months ended August 31, 2022, returns for the three Vanguard S&P Small-Cap 600 Index Funds ranged from –16.27% for ETF Shares (based on net asset value) of the Growth Index Fund to –8.20% for Institutional Shares of the Value Index Fund.
•	The investment outlook grew more challenging during the fiscal year. Sentiment deteriorated as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. The Federal Reserve reacted by raising interest rates, which pushed borrowing costs higher and sparked fears of recession.
•	The decline in equities was almost universal across regions, market caps, and investment styles, but value stocks saw less of a decline than their growth counterparts.
•	Two to three sectors in each of the three funds had positive returns, most notably high double-digit returns in energy. But they were not enough to offset double-digit declines in consumer discretionary, health care, information technology, and real estate.
Market Barometer
	Average Annual Total Returns Periods Ended August 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-12.96%	12.14%	11.61%
Russell 2000 Index (Small-caps)	-17.88	8.59	6.95
Russell 3000 Index (Broad U.S. market)	-13.28	11.90	11.29
FTSE All-World ex US Index (International)	-19.00	3.48	2.12
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-11.65%	-2.01%	0.54%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.63	-0.83	1.28
FTSE Three-Month U.S. Treasury Bill Index	0.44	0.56	1.10
CPI
Consumer Price Index	8.26%	4.90%	3.82%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2022
	Beginning Account Value 2/28/2022	Ending Account Value 8/31/2022	Expenses Paid During Period
Based on Actual Fund Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$906.40	$0.48
Institutional Shares	1,000.00	906.40	0.38
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$911.70	$0.72
Institutional Shares	1,000.00	912.10	0.39
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$900.10	$0.72
Based on Hypothetical 5% Yearly Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$1,024.70	$0.51
Institutional Shares	1,000.00	1,024.80	0.41
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.77
Institutional Shares	1,000.00	1,024.80	0.41
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.77
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Small-Cap 600 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the S&P Small-Cap 600 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Small-Cap 600 Growth Index Fund, 0.15% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

S&P Small-Cap 600 Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2012, Through August 31, 2022
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P Small-Cap 600 Index Fund ETF Shares Net Asset Value	-12.26%	8.60%	11.42%	$29,499
S&P Small-Cap 600 Index Fund ETF Shares Market Price	-12.20	8.61	11.42	29,495
S&P SmallCap 600 Index	-12.12	8.65	11.50	29,693
Dow Jones U.S. Total Stock Market Float Adjusted Index	-13.73	11.16	12.66	32,942

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
S&P Small-Cap 600 Index Fund Institutional Shares	-12.21%	8.63%	11.48%	$14,825,479
S&P SmallCap 600 Index	-12.12	8.65	11.50	14,846,524
Dow Jones U.S. Total Stock Market Float Adjusted Index	-13.73	11.16	12.66	16,470,991

See Financial Highlights for dividend and capital gains information.

S&P Small-Cap 600 Index Fund
Cumulative Returns of ETF Shares: August 31, 2012, Through August 31, 2022
	One Year	Five Years	Ten Years
S&P Small-Cap 600 Index Fund ETF Shares Market Price	-12.20%	51.10%	194.95%
S&P Small-Cap 600 Index Fund ETF Shares Net Asset Value	-12.26	51.04	194.99
S&P SmallCap 600 Index	-12.12	51.40	196.93
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.

S&P Small-Cap 600 Index Fund
Fund Allocation
As of August 31, 2022
Communication Services	2.2%
Consumer Discretionary	12.6
Consumer Staples	4.8
Energy	4.8
Financials	18.5
Health Care	12.0
Industrials	16.4
Information Technology	13.3
Materials	5.6
Real Estate	7.6
Utilities	2.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (2.2%)
*	Yelp Inc. Class A	301,790	10,312
	Cogent Communications Holdings Inc.	193,304	10,294
*	TechTarget Inc.	120,518	7,822
	Telephone & Data Systems Inc.	447,106	7,274
*	Cinemark Holdings Inc.	485,752	6,839
	Scholastic Corp.	138,126	6,341
	Shutterstock Inc.	104,687	5,801
	Shenandoah Telecommunications Co.	226,864	5,057
*	Gogo Inc.	308,849	4,590
*	EW Scripps Co. Class A	261,295	3,906
*	Cars.com Inc.	296,013	3,774
*	AMC Networks Inc. Class A	135,341	3,626
*	QuinStreet Inc.	228,506	2,744
	ATN International Inc.	49,163	2,303
*	Thryv Holdings Inc.	77,082	1,972
*	Consolidated Communications Holdings Inc.	328,832	1,888
	Marcus Corp.	99,530	1,601
*	Gannett Co. Inc.	663,307	1,539
			87,683
Consumer Discretionary (12.5%)
*	Asbury Automotive Group Inc.	100,162	17,476
	Academy Sports & Outdoors Inc.	386,411	16,647
	Signet Jewelers Ltd.	213,887	13,982
	Group 1 Automotive Inc.	75,196	13,429
	LCI Industries	114,975	13,322
*	Meritage Homes Corp.	165,828	12,993
*	National Vision Holdings Inc.	368,961	12,261
*	Dorman Products Inc.	128,048	11,608
	Steven Madden Ltd.	339,326	9,878
	Installed Building Products Inc.	104,852	9,495
		Shares	Market Value• ($000)
*	Cavco Industries Inc.	38,531	9,017
*	Gentherm Inc.	150,156	8,994
*	Boot Barn Holdings Inc.	134,757	8,978
*	LGI Homes Inc.	94,354	8,955
*	Frontdoor Inc.	372,760	8,752
*	Sonos Inc.	579,421	8,714
	Winnebago Industries Inc.	148,547	8,553
*	Shake Shack Inc. Class A	177,737	8,471
*	Tri Pointe Homes Inc.	468,674	8,122
	MDC Holdings Inc.	257,916	8,016
	Kontoor Brands Inc.	210,158	7,824
*	Six Flags Entertainment Corp.	351,452	7,785
*	Adtalem Global Education Inc.	204,585	7,711
	Jack in the Box Inc.	95,125	7,597
	Oxford Industries Inc.	69,641	7,433
	Bloomin' Brands Inc.	365,835	7,397
*	Stride Inc.	193,746	7,389
*	Dave & Buster's Entertainment Inc.	176,427	7,293
*,1	iRobot Corp.	122,616	7,220
*	Sally Beauty Holdings Inc.	485,017	7,217
	Wolverine World Wide Inc.	365,911	7,150
*	Vista Outdoor Inc.	254,192	7,148
*	ODP Corp.	198,491	7,096
	Monro Inc.	152,055	7,042
	Cheesecake Factory Inc.	222,503	6,813
	Strategic Education Inc.	104,052	6,732
	Rent-A-Center Inc.	243,284	6,286
	Century Communities Inc.	131,341	6,132
*	Urban Outfitters Inc.	290,547	5,849
*	M/I Homes Inc.	128,215	5,544
*	American Axle & Manufacturing Holdings Inc.	517,986	5,361
	Patrick Industries Inc.	99,051	5,247
	La-Z-Boy Inc.	195,771	5,166
*	XPEL Inc.	74,922	5,134
*	Green Brick Partners Inc.	208,012	5,067
	Dine Brands Global Inc.	75,989	5,061
*	Brinker International Inc.	198,674	4,870

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Sonic Automotive Inc. Class A	88,280	4,696
	Designer Brands Inc. Class A	274,227	4,678
	Caleres Inc.	172,269	4,396
	Buckle Inc.	134,169	4,331
	Sturm Ruger & Co. Inc.	79,911	4,175
*	Sleep Number Corp.	100,437	4,161
*	G-III Apparel Group Ltd.	195,026	4,109
*	Monarch Casino & Resort Inc.	59,713	3,606
*	Perdoceo Education Corp.	310,962	3,601
*	MarineMax Inc.	97,758	3,553
*	Golden Entertainment Inc.	91,730	3,510
*,1	Bed Bath & Beyond Inc.	361,526	3,445
*	Genesco Inc.	58,657	3,319
*	Abercrombie & Fitch Co. Class A	227,870	3,279
	Hibbett Inc.	55,127	3,230
*	Chico's FAS Inc.	565,636	3,213
	Standard Motor Products Inc.	85,905	3,153
[1]	Guess? Inc.	163,055	2,849
*	BJ's Restaurants Inc.	106,002	2,659
	Big Lots Inc.	129,143	2,656
	Ruth's Hospitality Group Inc.	141,676	2,581
*	Children's Place Inc.	58,193	2,455
	Ethan Allen Interiors Inc.	99,752	2,371
*	Tupperware Brands Corp.	208,019	2,338
	Movado Group Inc.	72,874	2,324
*	America's Car-Mart Inc.	27,081	2,183
*	Liquidity Services Inc.	120,764	2,112
	PetMed Express Inc.	94,994	1,954
*	Zumiez Inc.	74,971	1,946
*	Chuy's Holdings Inc.	85,976	1,920
	Shoe Carnival Inc.	77,516	1,844
	Haverty Furniture Cos. Inc.	63,033	1,691
	Aaron's Co. Inc.	139,058	1,655
*	Motorcar Parts of America Inc.	87,157	1,295
*	Universal Electronics Inc.	57,362	1,275
*	WW International Inc.	242,350	1,265
*	LL Flooring Holdings Inc.	134,516	1,095
*	Fossil Group Inc.	214,963	909
*	American Public Education Inc.	85,434	883
	Cato Corp. Class A	80,159	867
*	El Pollo Loco Holdings Inc.	88,514	801
*	Unifi Inc.	62,259	707
*	Conn's Inc.	69,517	668
			503,985
Consumer Staples (4.7%)
*	Hostess Brands Inc. Class A	624,923	14,486
*	Simply Good Foods Co.	400,216	12,227
		Shares	Market Value• ($000)
*	TreeHouse Foods Inc.	253,826	11,828
	WD-40 Co.	61,885	11,706
*	United Natural Foods Inc.	264,049	11,639
	J & J Snack Foods Corp.	67,779	10,101
	Edgewell Personal Care Co.	239,238	9,321
	Cal-Maine Foods Inc.	170,035	9,116
*	elf Beauty Inc.	217,285	8,285
	PriceSmart Inc.	109,148	6,906
*	Central Garden & Pet Co. Class A	179,817	6,790
[1]	B&G Foods Inc.	312,150	6,761
	Medifast Inc.	52,196	6,549
	Inter Parfums Inc.	80,804	6,345
	MGP Ingredients Inc.	56,661	6,202
	National Beverage Corp.	105,738	5,864
	Vector Group Ltd.	597,278	5,853
	Universal Corp.	111,510	5,691
	Andersons Inc.	142,147	5,264
	SpartanNash Co.	163,514	4,976
*	Chefs' Warehouse Inc.	149,137	4,972
	Fresh Del Monte Produce Inc.	151,416	4,140
	Calavo Growers Inc.	80,393	3,380
*	USANA Health Sciences Inc.	52,092	3,361
	John B Sanfilippo & Son Inc.	40,406	3,262
	Tootsie Roll Industries Inc.	80,593	2,888
*	Central Garden & Pet Co.	43,814	1,749
*	Seneca Foods Corp. Class A	27,470	1,451
			191,113
Energy (4.8%)
	SM Energy Co.	551,667	24,312
	Civitas Resources Inc.	326,888	21,964
	Helmerich & Payne Inc.	476,608	20,375
*	PBF Energy Inc. Class A	432,008	14,757
	Patterson-UTI Energy Inc.	979,064	14,588
	CONSOL Energy Inc.	145,137	10,418
*	Callon Petroleum Co.	215,295	9,163
*	Green Plains Inc.	243,899	8,934
	World Fuel Services Corp.	285,671	7,370
*	Nabors Industries Ltd.	40,143	5,319
*	Laredo Petroleum Inc.	65,740	5,102
*	US Silica Holdings Inc.	341,398	4,790
	Archrock Inc.	612,807	4,529
*	Oceaneering International Inc.	454,785	4,025
*	Par Pacific Holdings Inc.	206,599	3,884
*	Talos Energy Inc.	187,111	3,879
	Ranger Oil Corp.	95,945	3,741
*	ProPetro Holding Corp.	386,736	3,543
*	Dril-Quip Inc.	156,169	3,456
	Core Laboratories NV	209,478	3,383
*	Bristow Group Inc. Class A	105,001	3,046

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Helix Energy Solutions Group Inc.	643,595	2,780
	RPC Inc.	318,598	2,533
*	REX American Resources Corp.	70,710	2,143
*	DMC Global Inc.	87,967	1,963
	Dorian LPG Ltd.	125,522	1,826
*	Oil States International Inc.	279,029	1,367
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	8,451	289
			193,479
Financials (18.5%)
	ServisFirst Bancshares Inc.	221,159	18,657
	Independent Bank Corp. (Massachusetts)	211,676	16,559
	Community Bank System Inc.	243,954	15,950
	United Community Banks Inc.	474,996	15,927
	CVB Financial Corp.	599,892	15,741
	First Hawaiian Inc.	579,261	14,893
	Assured Guaranty Ltd.	290,409	14,831
	WSFS Financial Corp.	293,300	14,181
*	Mr Cooper Group Inc.	334,912	14,167
	Pacific Premier Bancorp Inc.	430,165	14,092
	Ameris Bancorp	298,916	13,953
	Walker & Dunlop Inc.	138,115	13,875
	BankUnited Inc.	369,833	13,702
	Simmons First National Corp. Class A	573,065	13,519
	American Equity Investment Life Holding Co.	349,999	13,300
	First Bancorp	895,010	12,799
	Independent Bank Group Inc.	164,737	11,097
*	Trupanion Inc.	156,814	11,068
	Columbia Banking System Inc.	352,776	10,566
*	Axos Financial Inc.	243,339	10,167
*	Genworth Financial Inc. Class A	2,313,620	9,763
	Banner Corp.	155,787	9,466
	Flagstar Bancorp Inc.	241,319	9,298
	BancFirst Corp.	85,993	9,275
	First Financial Bancorp	426,821	9,211
	Seacoast Banking Corp. of Florida	277,514	8,969
	Trustmark Corp.	277,890	8,765
	Lakeland Financial Corp.	114,844	8,652
	Park National Corp.	65,368	8,617
*	Palomar Holdings Inc.	108,396	8,595
	Renasant Corp.	253,375	8,447
	Northwest Bancshares Inc.	572,659	8,057
*	NMI Holdings Inc. Class A	390,118	8,009
		Shares	Market Value• ($000)
	Provident Financial Services Inc.	340,186	7,902
	Hope Bancorp Inc.	545,676	7,896
	Two Harbors Investment Corp.	1,558,714	7,560
	NBT Bancorp Inc.	193,540	7,505
	Veritex Holdings Inc.	244,335	7,357
	Piper Sandler Cos.	64,103	7,344
*	StoneX Group Inc.	77,764	7,220
	Eagle Bancorp Inc.	145,409	7,057
	Apollo Commercial Real Estate Finance Inc.	598,512	6,973
	Westamerica Bancorp	121,477	6,797
	Horace Mann Educators Corp.	187,681	6,713
*	PRA Group Inc.	180,228	6,658
*	Triumph Bancorp Inc.	107,152	6,634
	FB Financial Corp.	160,534	6,360
	Stewart Information Services Corp.	122,422	6,199
	PennyMac Mortgage Investment Trust	416,963	6,192
	Virtus Investment Partners Inc.	31,847	6,091
*	Bancorp Inc.	256,651	6,088
	Berkshire Hills Bancorp Inc.	214,004	6,037
*	Encore Capital Group Inc.	109,892	6,009
	OFG Bancorp	220,261	5,991
	Hilltop Holdings Inc.	225,301	5,948
	First Commonwealth Financial Corp.	427,489	5,763
	City Holding Co.	67,568	5,744
	Safety Insurance Group Inc.	63,424	5,711
	First Bancorp (XNGS)	156,191	5,687
	Southside Bancshares Inc.	145,046	5,465
	National Bank Holdings Corp. Class A	135,833	5,451
*	Donnelley Financial Solutions Inc.	126,526	5,371
	Capitol Federal Financial Inc.	585,034	5,300
	S&T Bancorp Inc.	177,853	5,272
	ProAssurance Corp.	245,173	5,244
*	Enova International Inc.	147,186	5,143
*	Green Dot Corp. Class A	245,791	4,987
	Franklin BSP Realty Trust Inc.	379,825	4,900
	Employers Holdings Inc.	125,072	4,898
	New York Mortgage Trust Inc.	1,720,627	4,818
*	Customers Bancorp Inc.	137,529	4,771
	Dime Community Bancshares Inc.	145,482	4,548
*	PROG Holdings Inc.	244,572	4,534
	Pathward Financial Inc.	133,225	4,391

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Brookline Bancorp Inc.	350,401	4,369
	KKR Real Estate Finance Trust Inc.	224,582	4,325
*	Blucora Inc.	213,664	4,290
	Redwood Trust Inc.	544,969	4,223
	Preferred Bank	61,574	4,177
	AMERISAFE Inc.	87,075	4,164
	Heritage Financial Corp.	158,781	4,127
	Banc of California Inc.	239,401	4,041
	James River Group Holdings Ltd.	169,321	4,023
	Ready Capital Corp.	304,314	3,986
	Tompkins Financial Corp.	53,220	3,813
	Ellington Financial Inc.	256,328	3,763
	B. Riley Financial Inc.	73,224	3,644
	Allegiance Bancshares Inc.	85,714	3,631
	Hanmi Financial Corp.	137,821	3,407
[1]	ARMOUR Residential REIT Inc.	464,887	3,301
*	Ambac Financial Group Inc.	203,955	3,078
	HomeStreet Inc.	84,594	2,945
	TrustCo Bank Corp.	86,852	2,896
	United Fire Group Inc.	97,728	2,876
	Northfield Bancorp Inc.	194,673	2,869
	Central Pacific Financial Corp.	124,597	2,715
	Brightsphere Investment Group Inc.	146,104	2,497
	WisdomTree Investments Inc.	497,024	2,490
	Invesco Mortgage Capital Inc.	149,401	2,374
	Granite Point Mortgage Trust Inc.	243,715	2,296
*	EZCORP Inc. Class A	244,233	2,137
*	World Acceptance Corp.	16,543	1,923
*	SiriusPoint Ltd.	392,388	1,754
	HCI Group Inc.	35,758	1,709
*	LendingTree Inc.	49,658	1,514
	Universal Insurance Holdings Inc.	126,545	1,511
*	eHealth Inc.	109,533	701
*	Selectquote Inc.	565,653	628
			742,894
Health Care (12.0%)
*	Lantheus Holdings Inc.	310,740	24,486
*	AMN Healthcare Services Inc.	202,431	20,778
*	Cytokinetics Inc.	387,631	20,529
	Ensign Group Inc.	238,816	20,371
*	Merit Medical Systems Inc.	231,135	13,690
	Select Medical Holdings Corp.	467,638	11,990
	CONMED Corp.	133,793	11,850
		Shares	Market Value• ($000)
*	Prestige Consumer Healthcare Inc.	227,868	11,526
*	Corcept Therapeutics Inc.	433,331	11,189
*	Pacira BioSciences Inc.	205,856	10,803
*	Glaukos Corp.	214,494	10,414
	Owens & Minor Inc.	344,882	10,178
*	Covetrus Inc.	473,723	9,887
*	Integer Holdings Corp.	150,024	9,462
*	Allscripts Healthcare Solutions Inc.	525,746	8,938
	Embecta Corp.	261,867	8,359
*	Supernus Pharmaceuticals Inc.	242,034	8,285
*	Myriad Genetics Inc.	364,109	8,134
*	Vir Biotechnology Inc.	335,923	7,978
*	AdaptHealth Corp. Class A	434,334	7,805
*	Ironwood Pharmaceuticals Inc. Class A	697,242	7,502
*,1	Apollo Medical Holdings Inc.	172,727	7,450
*	Xencor Inc.	269,860	7,122
*	Ligand Pharmaceuticals Inc.	76,404	7,059
*	Pediatrix Medical Group Inc.	390,257	6,954
*	CorVel Corp.	42,337	6,578
*	Addus HomeCare Corp.	72,811	6,496
*	Meridian Bioscience Inc.	197,461	6,435
*	Dynavax Technologies Corp.	532,289	6,105
*	ModivCare Inc.	56,095	6,076
*	NeoGenomics Inc.	564,069	5,669
*	Vericel Corp.	212,871	5,311
*	Avanos Medical Inc.	214,498	5,283
*	Arcus Biosciences Inc.	211,222	5,086
*	Enanta Pharmaceuticals Inc.	83,539	5,086
*	REGENXBIO Inc.	172,033	5,075
*	Amphastar Pharmaceuticals Inc.	170,378	5,043
*	Emergent BioSolutions Inc.	202,672	4,868
	US Physical Therapy Inc.	58,860	4,862
*	Avid Bioservices Inc.	279,829	4,819
*	Harmony Biosciences Holdings Inc.	104,462	4,587
*	Heska Corp.	48,898	4,453
*	NextGen Healthcare Inc.	254,542	4,363
	LeMaitre Vascular Inc.	87,734	4,332
	Simulations Plus Inc.	71,270	4,280
*	RadNet Inc.	210,995	4,239
*	Cross Country Healthcare Inc.	161,087	4,088
	Mesa Laboratories Inc.	23,872	4,079
*	Artivion Inc.	181,764	4,028
*,1	Fulgent Genetics Inc.	89,349	3,884
*	AngioDynamics Inc.	175,354	3,882

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Varex Imaging Corp.	179,988	3,796
*	Enhabit Inc.	226,133	3,754
*	Innoviva Inc.	283,820	3,735
*	Cutera Inc.	74,785	3,571
*	Nektar Therapeutics Class A	842,037	3,318
*	BioLife Solutions Inc.	138,373	3,267
*	Coherus Biosciences Inc.	290,888	3,252
*	uniQure NV	164,731	3,219
*	Hanger Inc.	167,630	3,123
*	Vanda Pharmaceuticals Inc.	255,458	2,703
*	Collegium Pharmaceutical Inc.	153,666	2,701
*	Inogen Inc.	92,700	2,654
*	Cardiovascular Systems Inc.	185,006	2,444
*	HealthStream Inc.	110,040	2,435
*	ANI Pharmaceuticals Inc.	59,535	2,196
*	Surmodics Inc.	63,274	2,132
*	Computer Programs & Systems Inc.	67,075	2,047
*	iTeos Therapeutics Inc.	91,451	2,028
*	Cara Therapeutics Inc.	192,033	1,982
*	Pennant Group Inc.	122,870	1,925
*	Orthofix Medical Inc.	90,202	1,795
*	Eagle Pharmaceuticals Inc.	50,587	1,658
*	Community Health Systems Inc.	572,819	1,524
*	Anika Therapeutics Inc.	65,635	1,483
*	Zimvie Inc.	94,600	1,440
	Phibro Animal Health Corp. Class A	92,269	1,367
*	OraSure Technologies Inc.	327,483	1,339
*	OptimizeRx Corp.	82,130	1,303
*	Joint Corp.	65,860	1,201
*	Organogenesis Holdings Inc. Class A	286,446	1,028
[1]	Zynex Inc.	99,941	894
*,2	Lantheus Holdings Inc. CVR	276,566	—
			483,060
Industrials (16.4%)
	UFP Industries Inc.	283,921	22,540
	Exponent Inc.	234,474	22,008
	Applied Industrial Technologies Inc.	173,933	18,440
	Comfort Systems USA Inc.	163,042	16,360
	Mueller Industries Inc.	257,554	16,270
	Franklin Electric Co. Inc.	175,910	15,278
	Korn Ferry	243,806	14,853
	John Bean Technologies Corp.	143,788	14,848
*	Aerojet Rocketdyne Holdings Inc.	339,149	14,607
	ABM Industries Inc.	303,034	14,061
*	Resideo Technologies Inc.	658,870	13,718
		Shares	Market Value• ($000)
	Hillenbrand Inc.	324,944	13,540
	Matson Inc.	183,450	13,513
	Arcosa Inc.	218,971	12,799
	Albany International Corp. Class A	142,457	12,563
	UniFirst Corp.	68,618	12,369
*	Hub Group Inc. Class A	154,047	12,294
	ManTech International Corp. Class A	124,815	11,971
*	Atlas Air Worldwide Holdings Inc.	118,805	11,871
*	SPX Technologies Inc.	207,463	11,838
	Forward Air Corp.	121,689	11,809
	Encore Wire Corp.	89,264	11,613
	Boise Cascade Co.	178,732	11,140
	Federal Signal Corp.	274,660	10,951
	AAON Inc.	189,990	10,921
	Brady Corp. Class A	217,874	10,140
	Moog Inc. Class A	131,101	9,830
	ESCO Technologies Inc.	117,135	9,538
*	GMS Inc.	195,022	9,400
*	AeroVironment Inc.	104,988	9,307
	ArcBest Corp.	110,966	8,936
	EnPro Industries Inc.	94,277	8,538
*	KAR Auction Services Inc.	550,738	8,041
	Lindsay Corp.	49,745	7,977
	Trinity Industries Inc.	317,207	7,733
*	NV5 Global Inc.	54,078	7,612
*	Veritiv Corp.	63,230	7,536
*	MYR Group Inc.	77,037	7,160
	Griffon Corp.	217,095	6,806
*	Allegiant Travel Co.	68,961	6,655
	Barnes Group Inc.	211,361	6,563
*	AAR Corp.	149,997	6,432
*	Gibraltar Industries Inc.	148,607	6,219
	Granite Construction Inc.	205,770	6,169
	HNI Corp.	192,113	6,148
*	NOW Inc.	500,741	6,069
	Alamo Group Inc.	44,818	5,860
*	PGT Innovations Inc.	270,756	5,664
	Enerpac Tool Group Corp. Class A	274,398	5,323
	Marten Transport Ltd.	266,849	5,286
*	CoreCivic Inc.	551,065	5,252
	Tennant Co.	83,842	5,060
	Standex International Corp.	54,594	4,936
*	SkyWest Inc.	229,090	4,877
*	Proto Labs Inc.	124,628	4,786
	AZZ Inc.	111,692	4,759
	Healthcare Services Group Inc.	335,572	4,721
*	GEO Group Inc.	561,253	4,591
	Greenbrier Cos. Inc.	147,688	4,211
	Apogee Enterprises Inc.	100,386	4,100
	Kaman Corp.	126,533	4,014
	Astec Industries Inc.	103,294	3,944

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	American Woodmark Corp.	74,931	3,884
*	Triumph Group Inc.	292,263	3,796
	Deluxe Corp.	194,416	3,741
	Wabash National Corp.	221,738	3,648
*	Viad Corp.	93,375	3,565
	Matthews International Corp. Class A	141,584	3,541
*	Hawaiian Holdings Inc.	231,974	3,477
	Quanex Building Products Corp.	151,001	3,367
*	Titan International Inc.	232,365	3,260
	Heartland Express Inc.	210,551	3,190
*	TrueBlue Inc.	150,502	3,091
	Interface Inc. Class A	268,942	3,004
*	Sun Country Airlines Holdings Inc.	141,654	2,822
	Resources Connection Inc.	140,778	2,751
	Insteel Industries Inc.	88,246	2,550
	Heidrick & Struggles International Inc.	89,180	2,538
	Kelly Services Inc. Class A	156,325	2,518
	Pitney Bowes Inc.	737,105	2,130
*	DXP Enterprises Inc.	77,624	2,063
*	Forrester Research Inc.	49,549	2,061
*	Harsco Corp.	361,234	2,048
	National Presto Industries Inc.	23,034	1,571
*	CIRCOR International Inc.	92,064	1,501
	Powell Industries Inc.	41,416	1,021
	Park Aerospace Corp.	87,724	1,010
			660,516
Information Technology (13.3%)
*	ExlService Holdings Inc.	150,673	25,269
*	Rogers Corp.	84,783	21,240
*	SPS Commerce Inc.	163,334	19,946
*	Fabrinet	166,459	17,119
*	Onto Innovation Inc.	224,298	15,923
	Advanced Energy Industries Inc.	169,898	15,255
*	Diodes Inc.	204,721	14,570
*	Viavi Solutions Inc.	1,030,549	14,510
*	Insight Enterprises Inc.	158,678	14,459
*	Alarm.com Holdings Inc.	208,449	13,883
*	Sanmina Corp.	275,312	13,358
*	Rambus Inc.	498,816	12,864
	Badger Meter Inc.	132,408	12,538
*	Perficient Inc.	156,975	12,260
*	Plexus Corp.	125,631	11,775
*	MaxLinear Inc. Class A	322,492	11,587
	Kulicke & Soffa Industries Inc.	267,486	11,245
*	NetScout Systems Inc.	334,562	10,619
*	FormFactor Inc.	353,137	10,340
*	Axcelis Technologies Inc.	149,636	10,017
	EVERTEC Inc.	294,933	9,910
*	Itron Inc.	204,191	9,715
		Shares	Market Value• ($000)
	Progress Software Corp.	198,291	9,544
*	Extreme Networks Inc.	591,969	8,483
	CSG Systems International Inc.	140,969	8,155
	ADTRAN Holdings Inc.	349,434	8,121
	Xperi Holding Corp.	470,965	7,493
*	Digital Turbine Inc.	399,803	7,384
*	TTM Technologies Inc.	457,847	7,202
	InterDigital Inc.	139,876	7,016
	Methode Electronics Inc.	167,379	6,772
*	Knowles Corp.	415,790	6,299
	CTS Corp.	145,428	6,155
*	LiveRamp Holdings Inc.	308,909	6,132
*	Clearfield Inc.	51,725	6,006
*	OSI Systems Inc.	71,827	5,985
*	Ultra Clean Holdings Inc.	204,447	5,984
*	3D Systems Corp.	588,972	5,966
*	Cohu Inc.	220,424	5,914
*	ePlus Inc.	121,863	5,742
*	Harmonic Inc.	473,581	5,333
*	Digi International Inc.	159,121	5,268
*	Veeco Instruments Inc.	232,323	4,911
*	Photronics Inc.	279,768	4,700
*	Agilysys Inc.	88,278	4,570
*	Avid Technology Inc.	160,720	4,396
	Benchmark Electronics Inc.	158,931	4,363
	TTEC Holdings Inc.	83,133	4,352
*	Ichor Holdings Ltd.	129,447	3,977
*	SMART Global Holdings Inc.	213,920	3,925
*	Alpha & Omega Semiconductor Ltd.	97,934	3,786
	A10 Networks Inc.	264,008	3,670
*	LivePerson Inc.	314,202	3,645
*	Consensus Cloud Solutions Inc.	72,397	3,645
*	Cerence Inc.	177,390	3,550
*	PDF Solutions Inc.	133,740	3,528
*	ScanSource Inc.	114,128	3,306
*	CEVA Inc.	105,011	3,074
*	NETGEAR Inc.	130,203	3,071
*	Unisys Corp.	305,820	2,847
	Ebix Inc.	107,975	2,809
*	8x8 Inc.	534,750	2,786
*	FARO Technologies Inc.	82,887	2,781
	PC Connection Inc.	49,897	2,479
*	Arlo Technologies Inc.	392,875	2,393
*	Corsair Gaming Inc.	151,105	2,325
*	OneSpan Inc.	156,002	1,796
	Comtech Telecommunications Corp.	119,926	1,354
*	Diebold Nixdorf Inc.	329,903	1,148
*	CalAmp Corp.	163,711	1,012
			533,555

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
Materials (5.6%)
*	Livent Corp.	732,132	23,560
	Balchem Corp.	145,267	19,149
*	ATI Inc.	561,803	16,815
	HB Fuller Co.	239,818	15,555
*	Arconic Corp.	478,526	12,064
	Quaker Chemical Corp.	60,877	10,612
	Innospec Inc.	112,448	10,509
	Stepan Co.	96,272	10,034
*	O-I Glass Inc.	707,886	9,210
	Materion Corp.	92,985	8,026
*	GCP Applied Technologies Inc.	244,499	7,682
	Warrior Met Coal Inc.	234,138	7,621
	Carpenter Technology Corp.	218,865	7,435
	Sylvamo Corp.	159,942	7,108
	Compass Minerals International Inc.	154,477	6,255
	Mativ Holdings Inc.	247,820	5,854
	Kaiser Aluminum Corp.	72,113	5,175
	AdvanSix Inc.	127,177	4,611
	Trinseo plc	163,854	4,347
	Hawkins Inc.	84,968	3,256
*	Clearwater Paper Corp.	76,379	3,249
	Myers Industries Inc.	164,738	3,183
	Mercer International Inc.	182,410	2,959
*	TimkenSteel Corp.	187,749	2,880
	SunCoke Energy Inc.	379,033	2,498
	American Vanguard Corp.	121,229	2,416
	Haynes International Inc.	56,498	2,242
	Koppers Holdings Inc.	95,728	2,185
*	Century Aluminum Co.	230,286	1,778
*	Rayonier Advanced Materials Inc.	291,107	1,316
	Tredegar Corp.	116,962	1,194
	Olympic Steel Inc.	42,344	1,114
	Glatfelter Corp.	202,838	988
	FutureFuel Corp.	116,522	849
			223,729
Real Estate (7.6%)
	Agree Realty Corp.	340,273	25,629
	Essential Properties Realty Trust Inc.	628,598	14,231
	LXP Industrial Trust	1,296,488	13,043
	Innovative Industrial Properties Inc.	126,745	11,625
	SITE Centers Corp.	823,513	10,673
*	Sunstone Hotel Investors Inc.	970,663	10,570
	Uniti Group Inc.	1,074,306	10,088
	Four Corners Property Trust Inc.	364,092	9,790
	CareTrust REIT Inc.	439,676	9,471
	Retail Opportunity Investments Corp.	562,738	9,426
		Shares	Market Value• ($000)
*	DiamondRock Hospitality Co.	955,526	8,342
*	Xenia Hotels & Resorts Inc.	518,181	8,218
	LTC Properties Inc.	178,350	8,006
	Urban Edge Properties	500,177	7,868
	Washington REIT	396,136	7,768
	Easterly Government Properties Inc. Class A	411,243	7,382
	Tanger Factory Outlet Centers Inc.	473,059	7,295
	Acadia Realty Trust	429,984	6,850
	American Assets Trust Inc.	238,614	6,624
	Global Net Lease Inc.	469,510	6,465
	Brandywine Realty Trust	776,530	6,236
	Alexander & Baldwin Inc.	329,393	6,170
	St. Joe Co.	149,588	5,714
	Getty Realty Corp.	184,273	5,543
	NexPoint Residential Trust Inc.	104,819	5,537
	Centerspace	69,384	5,230
*	Anywhere Real Estate Inc.	533,883	5,216
	iStar Inc.	375,930	5,177
	Service Properties Trust	746,056	5,103
*	Veris Residential Inc.	361,696	4,861
	Marcus & Millichap Inc.	111,021	4,150
	Armada Hoffler Properties Inc.	306,136	4,020
	Community Healthcare Trust Inc.	106,805	3,940
	Office Properties Income Trust	217,910	3,829
	Summit Hotel Properties Inc.	484,036	3,804
	RPT Realty	383,202	3,690
	Universal Health Realty Income Trust	57,976	2,950
*	Chatham Lodging Trust	220,349	2,679
	Safehold Inc.	70,060	2,664
	Saul Centers Inc.	59,475	2,634
	Orion Office REIT Inc.	256,029	2,527
	Urstadt Biddle Properties Inc. Class A	136,512	2,282
	Industrial Logistics Properties Trust	296,397	2,220
	Whitestone REIT	209,022	2,057
	RE/MAX Holdings Inc. Class A	87,454	1,990
	Diversified Healthcare Trust	1,079,401	1,576
*	Hersha Hospitality Trust Class A	150,283	1,458
	Douglas Elliman Inc.	313,431	1,445
	Franklin Street Properties Corp.	421,084	1,183
			305,249

S&P Small-Cap 600 Index Fund
	Shares	Market Value• ($000)
Utilities (2.2%)
South Jersey Industries Inc.	553,987	18,752
California Water Service Group	243,253	14,238
American States Water Co.	167,135	13,867
Avista Corp.	327,686	13,314
Chesapeake Utilities Corp.	80,182	10,127
Northwest Natural Holding Co.	155,242	7,391
Middlesex Water Co.	79,564	7,063
Unitil Corp.	72,654	3,785
		88,537
Total Common Stocks (Cost $4,095,812)		4,013,800
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4] Vanguard Market Liquidity Fund, 2.284% (Cost $25,036)	250,447	25,038
Total Investments (100.4%) (Cost $4,120,848)		4,038,838
Other Assets and Liabilities—Net (-0.4%)		(15,543)
Net Assets (100%)		4,023,295
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,443,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $17,667,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2022	98	9,039	(241)

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Assets and Liabilities
As of August 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,095,812)	4,013,800
Affiliated Issuers (Cost $25,036)	25,038
Total Investments in Securities	4,038,838
Investment in Vanguard	148
Cash	617
Cash Collateral Pledged—Futures Contracts	260
Receivables for Investment Securities Sold	1,786
Receivables for Accrued Income	3,197
Receivables for Capital Shares Issued	1,987
Total Assets	4,046,833
Liabilities
Payables for Investment Securities Purchased	5,177
Collateral for Securities on Loan	17,667
Payables for Capital Shares Redeemed	495
Payables to Vanguard	168
Variation Margin Payable—Futures Contracts	31
Total Liabilities	23,538
Net Assets	4,023,295
1 Includes $15,443 of securities on loan.

S&P Small-Cap 600 Index Fund
Statement of Assets and Liabilities (continued)
At August 31, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	4,259,005
Total Distributable Earnings (Loss)	(235,710)
Net Assets	4,023,295

ETF Shares—Net Assets
Applicable to 11,325,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,026,944
Net Asset Value Per Share—ETF Shares	$178.98

Institutional Shares—Net Assets
Applicable to 5,545,380 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,996,351
Net Asset Value Per Share—Institutional Shares	$360.00
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Operations

Year Ended August 31, 2022
($000)
Investment Income
Income
Dividends[1]	54,899
Interest[2]	28
Securities Lending—Net	233
Total Income	55,160
Expenses
The Vanguard Group—Note B
Investment Advisory Services	457
Management and Administrative—ETF Shares	1,437
Management and Administrative—Institutional Shares	1,165
Marketing and Distribution—ETF Shares	103
Marketing and Distribution—Institutional Shares	77
Custodian Fees	112
Auditing Fees	28
Shareholders’ Reports—ETF Shares	71
Shareholders’ Reports—Institutional Shares	42
Trustees’ Fees and Expenses	1
Other Expenses	14
Total Expenses	3,507
Expenses Paid Indirectly	(2)
Net Expenses	3,505
Net Investment Income	51,655
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	270,690
Futures Contracts	(1,592)
Realized Net Gain (Loss)	269,098
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(812,074)
Futures Contracts	(316)
Change in Unrealized Appreciation (Depreciation)	(812,390)
Net Increase (Decrease) in Net Assets Resulting from Operations	(491,637)
1	Dividends are net of foreign withholding taxes of $56,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $28,000, ($7,000), less than $1,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $308,762,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	51,655	38,929
Realized Net Gain (Loss)	269,098	281,415
Change in Unrealized Appreciation (Depreciation)	(812,390)	916,795
Net Increase (Decrease) in Net Assets Resulting from Operations	(491,637)	1,237,139
Distributions
ETF Shares	(22,040)	(13,235)
Institutional Shares	(23,304)	(18,167)
Total Distributions	(45,344)	(31,402)
Capital Share Transactions
ETF Shares	476,073	297,208
Institutional Shares	426,601	(208,508)
Net Increase (Decrease) from Capital Share Transactions	902,674	88,700
Total Increase (Decrease)	365,693	1,294,437
Net Assets
Beginning of Period	3,657,602	2,363,165
End of Period	4,023,295	3,657,602
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$206.41	$135.61	$138.09	$164.67	$125.83
Investment Operations
Net Investment Income[1]	2.545	2.286	1.946	1.941	1.784
Net Realized and Unrealized Gain (Loss) on Investments	(27.540)	70.340	(2.340)	(26.858)	38.598
Total from Investment Operations	(24.995)	72.626	(.394)	(24.917)	40.382
Distributions
Dividends from Net Investment Income	(2.435)	(1.826)	(2.086)	(1.663)	(1.542)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.435)	(1.826)	(2.086)	(1.663)	(1.542)
Net Asset Value, End of Period	$178.98	$206.41	$135.61	$138.09	$164.67
Total Return	-12.26%	53.88%	-0.43%	-15.09%	32.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,027	$1,806	$987	$991	$1,107
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%	0.10%	0.10%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.31%	1.25%	1.46%	1.36%	1.23%
Portfolio Turnover Rate[3]	12%	18%	15%	9%	13%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$415.16	$272.71	$277.68	$331.26	$252.98
Investment Operations
Net Investment Income[1]	5.226	4.566	3.951	3.941	3.769
Net Realized and Unrealized Gain (Loss) on Investments	(55.426)	141.589	(4.694)	(54.011)	77.632
Total from Investment Operations	(50.200)	146.155	(.743)	(50.070)	81.401
Distributions
Dividends from Net Investment Income	(4.960)	(3.705)	(4.227)	(3.510)	(3.121)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.960)	(3.705)	(4.227)	(3.510)	(3.121)
Net Asset Value, End of Period	$360.00	$415.16	$272.71	$277.68	$331.26
Total Return	-12.21%	53.93%	-0.41%	-15.09%	32.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,996	$1,852	$1,377	$1,186	$1,019
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.34%	1.26%	1.47%	1.38%	1.30%
Portfolio Turnover Rate[3]	12%	18%	15%	9%	13%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

S&P Small-Cap 600 Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2022, the fund had contributed to Vanguard capital in the amount of $148,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

S&P Small-Cap 600 Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,013,800	—	—	4,013,800
Temporary Cash Investments	25,038	—	—	25,038
Total	4,038,838	—	—	4,038,838

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	241	—	—	241
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	307,898
Total Distributable Earnings (Loss)	(307,898)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	31,493
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(156,818)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(110,385)

S&P Small-Cap 600 Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	45,344	31,402
Long-Term Capital Gains	—	—
Total	45,344	31,402
*	Includes short-term capital gains, if any.
As of August 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,149,223
Gross Unrealized Appreciation	548,900
Gross Unrealized Depreciation	(659,285)
Net Unrealized Appreciation (Depreciation)	(110,385)
F.	During the year ended August 31, 2022, the fund purchased $2,188,519,000 of investment securities and sold $1,283,566,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,223,794,000 and $807,831,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2022, such purchases were $85,259,000 and sales were $51,851,000, resulting in net realized loss of $1,012,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,313,147	6,900	1,041,411	5,900
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(837,074)	(4,325)	(744,203)	(4,425)
Net Increase (Decrease)—ETF Shares	476,073	2,575	297,208	1,475

S&P Small-Cap 600 Index Fund
	Year Ended August 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	614,744	1,573	435,486	1,155
Issued in Lieu of Cash Distributions	20,984	53	15,606	47
Redeemed	(209,127)	(541)	(659,600)	(1,790)
Net Increase (Decrease)—Institutional Shares	426,601	1,085	(208,508)	(588)
H.	Management has determined that no events or transactions occurred subsequent to August 31, 2022, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2012, Through August 31, 2022
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P Small-Cap 600 Value Index Fund ETF Shares Net Asset Value	-8.28%	7.97%	10.93%	$28,225
S&P Small-Cap 600 Value Index Fund ETF Shares Market Price	-8.23	7.97	10.97	28,315
S&P SmallCap 600 Value Index	-8.11	8.06	11.07	28,579
Dow Jones U.S. Total Stock Market Float Adjusted Index	-13.73	11.16	12.66	32,942

	One Year	Five Years	Since Inception (11/19/2014)	Final Value of a $5,000,000 Investment
S&P Small-Cap 600 Value Index Fund Institutional Shares	-8.20%	8.08%	8.27%	$9,277,396
S&P SmallCap 600 Value Index	-8.11	8.06	8.25	9,267,156
Dow Jones U.S. Total Stock Market Float Adjusted Index	-13.73	11.16	10.39	10,786,184
“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard(s).
Institutional Shares were first issued on December 15, 2010, and the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on November 19, 2014. The total returns shown are based on the period beginning November 19, 2014.
See Financial Highlights for dividend and capital gains information.

S&P Small-Cap 600 Value Index Fund
Cumulative Returns of ETF Shares: August 31, 2012, Through August 31, 2022
	One Year	Five Years	Ten Years
S&P Small-Cap 600 Value Index Fund ETF Shares Market Price	-8.23%	46.75%	183.15%
S&P Small-Cap 600 Value Index Fund ETF Shares Net Asset Value	-8.28	46.73	182.25
S&P SmallCap 600 Value Index	-8.11	47.32	185.79
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.

S&P Small-Cap 600 Value Index Fund
Fund Allocation
As of August 31, 2022
Communication Services	2.3%
Consumer Discretionary	12.6
Consumer Staples	5.4
Energy	6.0
Financials	20.9
Health Care	9.3
Industrials	17.7
Information Technology	7.6
Materials	6.9
Real Estate	8.5
Utilities	2.8
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (2.3%)
	Telephone & Data Systems Inc.	270,903	4,408
	Scholastic Corp.	83,673	3,841
*	Yelp Inc. Class A	93,770	3,204
	Shenandoah Telecommunications Co.	137,598	3,067
*	AMC Networks Inc. Class A	81,941	2,195
	Cogent Communications Holdings Inc.	38,630	2,057
*	Cinemark Holdings Inc.	142,071	2,000
*	QuinStreet Inc.	139,261	1,673
*	Gogo Inc.	95,676	1,422
	ATN International Inc.	30,073	1,409
*	EW Scripps Co. Class A	85,513	1,278
*	Cars.com Inc.	91,492	1,167
*	Consolidated Communications Holdings Inc.	199,170	1,143
	Marcus Corp.	60,412	972
*	Gannett Co. Inc.	249,017	578
			30,414
Consumer Discretionary (12.6%)
	Group 1 Automotive Inc.	45,599	8,144
*	Asbury Automotive Group Inc.	33,467	5,839
*	Tri Pointe Homes Inc.	284,459	4,930
	MDC Holdings Inc.	156,633	4,868
*	Adtalem Global Education Inc.	124,253	4,683
	Bloomin' Brands Inc.	221,656	4,482
*	ODP Corp.	120,499	4,308
*	Meritage Homes Corp.	53,389	4,183
	Academy Sports & Outdoors Inc.	96,384	4,152
	Cheesecake Factory Inc.	135,150	4,138
*	National Vision Holdings Inc.	123,281	4,097
	Strategic Education Inc.	63,028	4,078
*	Urban Outfitters Inc.	176,097	3,545
		Shares	Market Value• ($000)
*	M/I Homes Inc.	77,891	3,368
*	American Axle & Manufacturing Holdings Inc.	315,368	3,264
	La-Z-Boy Inc.	119,046	3,142
*	Frontdoor Inc.	133,222	3,128
*	Brinker International Inc.	120,779	2,960
	Sonic Automotive Inc. Class A	53,855	2,865
	Designer Brands Inc. Class A	166,428	2,839
*	Sonos Inc.	179,131	2,694
	LCI Industries	23,056	2,671
	Caleres Inc.	104,669	2,671
	Winnebago Industries Inc.	44,056	2,537
*	G-III Apparel Group Ltd.	118,263	2,492
*	Sally Beauty Holdings Inc.	164,363	2,446
	Monro Inc.	52,451	2,429
*	Dave & Buster's Entertainment Inc.	58,736	2,428
*	Six Flags Entertainment Corp.	109,345	2,422
	Wolverine World Wide Inc.	119,912	2,343
*	Stride Inc.	61,300	2,338
	Kontoor Brands Inc.	62,706	2,335
*	Shake Shack Inc. Class A	48,756	2,324
*	Dorman Products Inc.	25,618	2,322
*	Perdoceo Education Corp.	188,662	2,185
*,1	Bed Bath & Beyond Inc.	219,322	2,090
	Steven Madden Ltd.	68,376	1,990
	Rent-A-Center Inc.	76,784	1,984
*	iRobot Corp.	33,510	1,973
*	Chico's FAS Inc.	343,283	1,950
	Standard Motor Products Inc.	52,121	1,913
[1]	Guess? Inc.	98,709	1,724
	Patrick Industries Inc.	31,776	1,683
*	Green Brick Partners Inc.	66,952	1,631
	Oxford Industries Inc.	15,155	1,617
*	BJ's Restaurants Inc.	64,315	1,613
	Big Lots Inc.	78,379	1,612

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Ruth's Hospitality Group Inc.	85,823	1,564
	Jack in the Box Inc.	18,034	1,440
	Ethan Allen Interiors Inc.	60,400	1,436
*	Tupperware Brands Corp.	125,602	1,412
	Dine Brands Global Inc.	21,131	1,407
*	America's Car-Mart Inc.	16,560	1,335
	PetMed Express Inc.	57,479	1,182
*	Zumiez Inc.	45,260	1,175
*	Chuy's Holdings Inc.	51,885	1,159
*	Abercrombie & Fitch Co. Class A	73,204	1,053
*	Genesco Inc.	18,388	1,040
	Haverty Furniture Cos. Inc.	38,024	1,020
	Aaron's Co. Inc.	84,133	1,001
*	Motorcar Parts of America Inc.	52,336	778
*	Universal Electronics Inc.	34,607	769
*	WW International Inc.	146,407	764
*	Golden Entertainment Inc.	18,346	702
*	LL Flooring Holdings Inc.	81,583	664
*	Fossil Group Inc.	129,062	546
*	American Public Education Inc.	51,663	534
	Cato Corp. Class A	47,974	519
*	El Pollo Loco Holdings Inc.	53,371	483
*	Unifi Inc.	38,026	432
*	Conn's Inc.	42,361	407
			164,252
Consumer Staples (5.4%)
*	Hostess Brands Inc. Class A	379,927	8,807
*	TreeHouse Foods Inc.	153,974	7,175
	Edgewell Personal Care Co.	145,190	5,657
	Cal-Maine Foods Inc.	103,205	5,533
	PriceSmart Inc.	66,116	4,183
*	Central Garden & Pet Co. Class A	108,708	4,105
[1]	B&G Foods Inc.	189,095	4,096
	Universal Corp.	67,589	3,450
	J & J Snack Foods Corp.	23,070	3,438
	Andersons Inc.	86,675	3,210
	SpartanNash Co.	99,583	3,030
*	Chefs' Warehouse Inc.	90,593	3,020
	WD-40 Co.	15,745	2,978
	Fresh Del Monte Produce Inc.	91,847	2,511
	Calavo Growers Inc.	48,612	2,044
	John B Sanfilippo & Son Inc.	24,633	1,989
	National Beverage Corp.	27,489	1,524
*	Central Garden & Pet Co.	27,153	1,084
*	Seneca Foods Corp. Class A	16,606	877
		Shares	Market Value• ($000)
	Tootsie Roll Industries Inc.	24,400	874
*	USANA Health Sciences Inc.	10,407	671
			70,256
Energy (6.0%)
	Helmerich & Payne Inc.	289,296	12,368
*	PBF Energy Inc. Class A	262,268	8,959
	Patterson-UTI Energy Inc.	594,378	8,856
	CONSOL Energy Inc.	88,077	6,322
*	Green Plains Inc.	148,091	5,425
	World Fuel Services Corp.	173,404	4,474
*	Nabors Industries Ltd.	24,317	3,222
*	US Silica Holdings Inc.	207,952	2,918
	Archrock Inc.	370,552	2,738
*	Oceaneering International Inc.	276,545	2,448
*	Par Pacific Holdings Inc.	125,359	2,357
*	Talos Energy Inc.	113,229	2,347
*	ProPetro Holding Corp.	234,541	2,148
*	Dril-Quip Inc.	94,736	2,097
*	Bristow Group Inc. Class A	63,708	1,848
*	Helix Energy Solutions Group Inc.	391,274	1,690
	RPC Inc.	194,502	1,546
*	REX American Resources Corp.	42,813	1,297
	Core Laboratories NV	74,324	1,200
*	DMC Global Inc.	53,450	1,193
*	Laredo Petroleum Inc.	13,143	1,020
*	Oil States International Inc.	169,492	831
*,1	Nabors Industries Ltd. Warrants Exp. 6/11/26	6,805	233
			77,537
Financials (20.9%)
	CVB Financial Corp.	364,252	9,558
	First Hawaiian Inc.	351,884	9,047
*	Mr Cooper Group Inc.	203,069	8,590
	BankUnited Inc.	224,736	8,326
	Simmons First National Corp. Class A	348,125	8,212
	American Equity Investment Life Holding Co.	212,256	8,066
	Independent Bank Group Inc.	99,927	6,731
	Columbia Banking System Inc.	214,192	6,415
*	Genworth Financial Inc. Class A	1,403,911	5,924
	Independent Bank Corp. (Massachusetts)	74,601	5,836
	First Financial Bancorp	259,822	5,607
	Trustmark Corp.	169,078	5,333
	Community Bank System Inc.	80,097	5,237
	Assured Guaranty Ltd.	102,268	5,223

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Renasant Corp.	153,797	5,128
	Northwest Bancshares Inc.	348,567	4,904
*	NMI Holdings Inc. Class A	236,797	4,861
	WSFS Financial Corp.	99,733	4,822
	Hope Bancorp Inc.	331,241	4,793
	Pacific Premier Bancorp Inc.	145,936	4,781
	Two Harbors Investment Corp.	947,302	4,594
	NBT Bancorp Inc.	117,850	4,570
*	StoneX Group Inc.	47,216	4,384
	Apollo Commercial Real Estate Finance Inc.	363,666	4,237
	Westamerica Bancorp	74,005	4,141
	Horace Mann Educators Corp.	113,802	4,071
*	PRA Group Inc.	109,271	4,036
	PennyMac Mortgage Investment Trust	253,381	3,763
	Berkshire Hills Bancorp Inc.	130,301	3,676
	Ameris Bancorp	78,119	3,647
	United Community Banks Inc.	104,068	3,489
	Safety Insurance Group Inc.	38,564	3,473
	Banner Corp.	53,767	3,267
	Capitol Federal Financial Inc.	355,764	3,223
	S&T Bancorp Inc.	107,888	3,198
	ProAssurance Corp.	148,296	3,172
*	Green Dot Corp. Class A	148,854	3,020
	Employers Holdings Inc.	76,105	2,980
	Franklin BSP Realty Trust Inc.	229,929	2,966
	New York Mortgage Trust Inc.	1,046,189	2,929
*	PROG Holdings Inc.	148,961	2,762
	BancFirst Corp.	24,480	2,640
	Seacoast Banking Corp. of Florida	80,667	2,607
	Provident Financial Services Inc.	111,579	2,592
	AMERISAFE Inc.	53,009	2,535
	Heritage Financial Corp.	96,354	2,504
	James River Group Holdings Ltd.	102,764	2,442
	Ready Capital Corp.	184,624	2,419
	Allegiance Bancshares Inc.	52,011	2,203
	ARMOUR Residential REIT Inc.	283,071	2,010
	FB Financial Corp.	50,553	2,003
	Park National Corp.	14,689	1,936
	Stewart Information Services Corp.	37,812	1,915
*	Encore Capital Group Inc.	34,627	1,893
*	Ambac Financial Group Inc.	124,257	1,875
		Shares	Market Value• ($000)
	OFG Bancorp	67,070	1,824
	City Holding Co.	21,326	1,813
	Hilltop Holdings Inc.	66,759	1,762
	Eagle Bancorp Inc.	36,317	1,762
	TrustCo Bank Corp.	52,701	1,757
	United Fire Group Inc.	59,318	1,746
	First Bancorp	47,459	1,728
	KKR Real Estate Finance Trust Inc.	83,562	1,609
	First Commonwealth Financial Corp.	116,280	1,567
	Brookline Bancorp Inc.	118,869	1,482
*	Blucora Inc.	72,486	1,456
	Dime Community Bancshares Inc.	46,000	1,438
	Invesco Mortgage Capital Inc.	90,385	1,436
	Granite Point Mortgage Trust Inc.	148,904	1,403
	National Bank Holdings Corp. Class A	34,578	1,388
	Banc of California Inc.	79,856	1,348
	Tompkins Financial Corp.	18,052	1,293
*	EZCORP Inc. Class A	147,087	1,287
	Ellington Financial Inc.	86,961	1,277
	Southside Bancshares Inc.	32,564	1,227
*	SiriusPoint Ltd.	237,042	1,060
*	LendingTree Inc.	30,079	917
	Universal Insurance Holdings Inc.	76,307	911
	Hanmi Financial Corp.	36,793	910
	Northfield Bancorp Inc.	49,503	730
	Central Pacific Financial Corp.	28,687	625
	WisdomTree Investments Inc.	114,436	573
*	eHealth Inc.	66,173	424
*	Selectquote Inc.	174,581	194
			271,513
Health Care (9.2%)
	Select Medical Holdings Corp.	283,934	7,280
	Owens & Minor Inc.	209,333	6,177
*	Lantheus Holdings Inc.	77,379	6,097
*	Covetrus Inc.	287,480	6,000
*	Integer Holdings Corp.	91,208	5,752
	Ensign Group Inc.	66,680	5,688
	Embecta Corp.	158,668	5,065
*	AdaptHealth Corp. Class A	269,785	4,848
*	Pediatrix Medical Group Inc.	237,043	4,224
*	Merit Medical Systems Inc.	60,205	3,566
*	Allscripts Healthcare Solutions Inc.	195,030	3,316

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	Prestige Consumer Healthcare Inc.	64,886	3,282
*	Avanos Medical Inc.	129,984	3,201
*	Glaukos Corp.	62,344	3,027
*	Emergent BioSolutions Inc.	122,754	2,949
*	Corcept Therapeutics Inc.	102,345	2,643
*	NextGen Healthcare Inc.	154,143	2,642
	CONMED Corp.	29,172	2,584
*	Pacira BioSciences Inc.	48,644	2,553
*	Artivion Inc.	110,344	2,445
*	Myriad Genetics Inc.	105,852	2,365
*	Enhabit Inc.	136,916	2,273
*	Addus HomeCare Corp.	25,134	2,242
*	Hanger Inc.	101,837	1,897
*	REGENXBIO Inc.	57,242	1,689
*	Inogen Inc.	56,816	1,627
	US Physical Therapy Inc.	19,616	1,620
*	ModivCare Inc.	14,570	1,578
*	NeoGenomics Inc.	153,809	1,546
*	Meridian Bioscience Inc.	42,976	1,401
*	Computer Programs & Systems Inc.	40,550	1,237
*	Enanta Pharmaceuticals Inc.	20,212	1,230
*	Harmony Biosciences Holdings Inc.	27,763	1,219
*	Ironwood Pharmaceuticals Inc. Class A	105,361	1,134
*	Nektar Therapeutics Class A	280,683	1,106
*	Orthofix Medical Inc.	54,555	1,086
	Simulations Plus Inc.	17,318	1,040
	Mesa Laboratories Inc.	6,003	1,026
*	Amphastar Pharmaceuticals Inc.	32,964	976
*	Zimvie Inc.	57,162	870
*	Cardiovascular Systems Inc.	64,803	856
*	Varex Imaging Corp.	39,226	827
	Phibro Animal Health Corp. Class A	55,723	825
*	OraSure Technologies Inc.	198,834	813
*	Cutera Inc.	16,757	800
*	HealthStream Inc.	30,641	678
*	Vanda Pharmaceuticals Inc.	55,713	589
*	Pennant Group Inc.	36,409	571
*	ANI Pharmaceuticals Inc.	14,711	543
*	Eagle Pharmaceuticals Inc.	15,609	511
*	Surmodics Inc.	13,411	452
*	Anika Therapeutics Inc.	18,727	423
*,2	Lantheus Holdings Inc. CVR	75,410	—
			120,389
Industrials (17.7%)
	ABM Industries Inc.	183,848	8,531
		Shares	Market Value• ($000)
*	Resideo Technologies Inc.	399,946	8,327
	Arcosa Inc.	132,776	7,761
	UniFirst Corp.	41,745	7,525
*	Hub Group Inc. Class A	93,422	7,456
	ManTech International Corp. Class A	75,683	7,259
*	Atlas Air Worldwide Holdings Inc.	72,086	7,203
	Applied Industrial Technologies Inc.	60,227	6,385
	Moog Inc. Class A	79,732	5,978
	ESCO Technologies Inc.	71,087	5,789
	EnPro Industries Inc.	57,211	5,181
*	KAR Auction Services Inc.	334,358	4,882
*	Veritiv Corp.	38,304	4,565
*	Aerojet Rocketdyne Holdings Inc.	98,621	4,248
*	SPX Technologies Inc.	72,920	4,161
	Griffon Corp.	131,837	4,133
*	Allegiant Travel Co.	41,905	4,044
	Barnes Group Inc.	128,066	3,976
*	AAR Corp.	90,863	3,896
	Albany International Corp. Class A	43,338	3,822
	Hillenbrand Inc.	90,786	3,783
	Granite Construction Inc.	124,612	3,736
	HNI Corp.	116,389	3,724
*	NOW Inc.	304,791	3,694
	Boise Cascade Co.	56,474	3,520
	Brady Corp. Class A	71,473	3,326
	John Bean Technologies Corp.	31,524	3,255
	Marten Transport Ltd.	162,476	3,219
*	CoreCivic Inc.	333,591	3,179
	Franklin Electric Co. Inc.	35,222	3,059
*	SkyWest Inc.	139,189	2,963
*	Proto Labs Inc.	75,530	2,900
	AZZ Inc.	68,017	2,898
	Healthcare Services Group Inc.	203,140	2,858
*	GEO Group Inc.	340,467	2,785
	Federal Signal Corp.	65,158	2,598
*	AeroVironment Inc.	29,241	2,592
	Greenbrier Cos. Inc.	89,400	2,549
*	GMS Inc.	51,939	2,503
	Apogee Enterprises Inc.	60,886	2,487
	Kaman Corp.	76,754	2,435
	Astec Industries Inc.	62,800	2,398
*	American Woodmark Corp.	45,474	2,357
	Trinity Industries Inc.	96,019	2,341
	Deluxe Corp.	118,200	2,274
	Wabash National Corp.	134,512	2,213
	AAON Inc.	37,969	2,182
	Matthews International Corp. Class A	85,877	2,148
*	Hawaiian Holdings Inc.	140,785	2,110

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Alamo Group Inc.	15,800	2,066
	Quanex Building Products Corp.	91,610	2,043
*	Gibraltar Industries Inc.	47,692	1,996
	Lindsay Corp.	12,411	1,990
*	Titan International Inc.	140,945	1,977
	Heartland Express Inc.	127,802	1,936
*	PGT Innovations Inc.	90,420	1,892
*	TrueBlue Inc.	91,294	1,875
	Tennant Co.	29,065	1,754
	Enerpac Tool Group Corp. Class A	86,332	1,675
	Resources Connection Inc.	85,286	1,667
	Standex International Corp.	17,338	1,568
	Kelly Services Inc. Class A	94,890	1,529
	Pitney Bowes Inc.	447,733	1,294
*	DXP Enterprises Inc.	46,990	1,249
*	Harsco Corp.	217,555	1,234
*	Viad Corp.	26,526	1,013
	Interface Inc. Class A	89,557	1,000
	National Presto Industries Inc.	13,915	949
*	CIRCOR International Inc.	55,503	905
*	Sun Country Airlines Holdings Inc.	34,453	686
	Powell Industries Inc.	24,914	614
	Park Aerospace Corp.	29,819	343
			230,463
Information Technology (7.6%)
*	Insight Enterprises Inc.	96,349	8,779
*	Sanmina Corp.	167,267	8,116
*	Plexus Corp.	76,234	7,145
*	NetScout Systems Inc.	202,973	6,442
*	Itron Inc.	124,123	5,906
*	TTM Technologies Inc.	277,486	4,365
*	ePlus Inc.	73,845	3,480
*	Viavi Solutions Inc.	238,623	3,360
*	Photronics Inc.	169,543	2,848
	Badger Meter Inc.	28,235	2,674
	Benchmark Electronics Inc.	96,851	2,659
*	FormFactor Inc.	79,430	2,326
	Methode Electronics Inc.	56,728	2,295
*	Knowles Corp.	151,020	2,288
*	Consensus Cloud Solutions Inc.	43,890	2,210
	Xperi Holding Corp.	136,953	2,179
*	OSI Systems Inc.	24,785	2,065
	InterDigital Inc.	40,660	2,039
	CSG Systems International Inc.	35,010	2,025
*	ScanSource Inc.	69,222	2,005
	EVERTEC Inc.	59,278	1,992
*	NETGEAR Inc.	78,935	1,862
	CTS Corp.	43,367	1,835
	Ebix Inc.	65,296	1,699
		Shares	Market Value• ($000)
*	Digi International Inc.	50,979	1,688
	PC Connection Inc.	30,286	1,505
*	Cohu Inc.	56,060	1,504
*	Ichor Holdings Ltd.	33,742	1,037
*	Cerence Inc.	51,690	1,034
*	Agilysys Inc.	19,819	1,026
*	SMART Global Holdings Inc.	50,550	928
*	Unisys Corp.	96,325	897
*	FARO Technologies Inc.	26,024	873
*	Corsair Gaming Inc.	55,803	859
*	LivePerson Inc.	72,086	836
	Comtech Telecommunications Corp.	72,551	819
*	PDF Solutions Inc.	29,967	790
*	Arlo Technologies Inc.	104,710	638
*	CalAmp Corp.	98,786	610
*	Avid Technology Inc.	20,465	560
*	OneSpan Inc.	48,109	554
*	Alpha & Omega Semiconductor Ltd.	13,643	527
*	BM Technologies Inc.	1,309	8
			99,287
Materials (6.9%)
*	Arconic Corp.	290,864	7,333
	Innospec Inc.	68,228	6,377
	Stepan Co.	58,426	6,090
*	ATI Inc.	187,429	5,610
*	O-I Glass Inc.	429,552	5,588
	HB Fuller Co.	78,800	5,111
*	GCP Applied Technologies Inc.	148,470	4,665
	Warrior Met Coal Inc.	142,095	4,625
	Carpenter Technology Corp.	132,575	4,504
	Sylvamo Corp.	97,119	4,316
	Compass Minerals International Inc.	93,827	3,799
	Mativ Holdings Inc.	150,482	3,554
	Kaiser Aluminum Corp.	43,805	3,143
	Quaker Chemical Corp.	15,484	2,699
	Trinseo plc	99,186	2,631
	Materion Corp.	23,616	2,038
*	Clearwater Paper Corp.	46,356	1,972
	Mercer International Inc.	110,528	1,793
*	TimkenSteel Corp.	113,902	1,747
	SunCoke Energy Inc.	230,187	1,517
	American Vanguard Corp.	73,448	1,464
	Koppers Holdings Inc.	57,928	1,323
	AdvanSix Inc.	35,417	1,284
	Myers Industries Inc.	56,755	1,097
	Hawkins Inc.	23,683	908
*	Rayonier Advanced Materials Inc.	174,664	789
	Tredegar Corp.	70,442	719

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Olympic Steel Inc.	25,567	673
	Glatfelter Corp.	122,404	596
*	Century Aluminum Co.	76,985	594
	Haynes International Inc.	14,676	583
	FutureFuel Corp.	70,748	516
			89,658
Real Estate (8.5%)
	Agree Realty Corp.	113,559	8,553
*	Sunstone Hotel Investors Inc.	467,765	5,094
*	DiamondRock Hospitality Co.	580,335	5,066
*	Xenia Hotels & Resorts Inc.	314,706	4,991
	LTC Properties Inc.	108,531	4,872
	Easterly Government Properties Inc. Class A	249,824	4,484
	Essential Properties Realty Trust Inc.	183,292	4,150
	LXP Industrial Trust	394,449	3,968
	Global Net Lease Inc.	285,225	3,928
	Brandywine Realty Trust	472,500	3,794
	Alexander & Baldwin Inc.	200,076	3,747
*	Anywhere Real Estate Inc.	325,516	3,180
	Service Properties Trust	453,826	3,104
	CareTrust REIT Inc.	141,081	3,039
	Four Corners Property Trust Inc.	112,886	3,036
*	Veris Residential Inc.	220,742	2,967
	Retail Opportunity Investments Corp.	174,453	2,922
	SITE Centers Corp.	224,350	2,908
	Washington REIT	134,287	2,633
	Urban Edge Properties	166,524	2,619
	Uniti Group Inc.	273,131	2,565
	Office Properties Income Trust	132,873	2,335
	Acadia Realty Trust	145,746	2,322
	Summit Hotel Properties Inc.	293,733	2,309
	American Assets Trust Inc.	82,340	2,286
	Getty Realty Corp.	60,150	1,809
*	Chatham Lodging Trust	133,933	1,629
	Orion Office REIT Inc.	155,478	1,535
	iStar Inc.	99,877	1,375
	Whitestone REIT	126,573	1,245
	RE/MAX Holdings Inc. Class A	52,788	1,201
	Centerspace	15,156	1,142
	RPT Realty	114,808	1,106
	Marcus & Millichap Inc.	29,533	1,104
	Community Healthcare Trust Inc.	26,579	981
	Diversified Healthcare Trust	654,780	956
	Armada Hoffler Properties Inc.	72,383	950
	Shares	Market Value• ($000)
* Hersha Hospitality Trust Class A	90,571	879
Universal Health Realty Income Trust	16,139	821
Industrial Logistics Properties Trust	105,606	791
Franklin Street Properties Corp.	254,360	715
Urstadt Biddle Properties Inc. Class A	38,776	648
Saul Centers Inc.	11,166	495
		110,254
Utilities (2.8%)
South Jersey Industries Inc.	335,759	11,365
Avista Corp.	199,072	8,088
Northwest Natural Holding Co.	94,285	4,489
California Water Service Group	60,526	3,543
Chesapeake Utilities Corp.	23,353	2,949
American States Water Co.	34,701	2,879
Unitil Corp.	43,999	2,292
Middlesex Water Co.	14,911	1,324
		36,929
Total Common Stocks (Cost $1,404,337)		1,300,952
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4] Vanguard Market Liquidity Fund, 2.284% (Cost $6,640)	66,426	6,640
Total Investments (100.4%) (Cost $1,410,977)		1,307,592
Other Assets and Liabilities—Net (-0.4%)		(5,167)
Net Assets (100%)		1,302,425
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,401,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $4,231,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2022	17	1,568	(95)

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,404,337)	1,300,952
Affiliated Issuers (Cost $6,640)	6,640
Total Investments in Securities	1,307,592
Investment in Vanguard	48
Cash Collateral Pledged—Futures Contracts	100
Receivables for Investment Securities Sold	754
Receivables for Accrued Income	1,242
Receivables for Capital Shares Issued	5
Total Assets	1,309,741
Liabilities
Due to Custodian	246
Payables for Investment Securities Purchased	2,740
Collateral for Securities on Loan	4,231
Payables to Vanguard	89
Variation Margin Payable—Futures Contracts	10
Total Liabilities	7,316
Net Assets	1,302,425
1 Includes $3,401 of securities on loan.
At August 31, 2022, net assets consisted of:

Paid-in Capital	1,540,049
Total Distributable Earnings (Loss)	(237,624)
Net Assets	1,302,425

ETF Shares—Net Assets
Applicable to 7,800,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,249,787
Net Asset Value Per Share—ETF Shares	$160.23

Institutional Shares—Net Assets
Applicable to 156,941 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	52,638
Net Asset Value Per Share—Institutional Shares	$335.40

S&P Small-Cap 600 Value Index Fund
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Operations

Year Ended August 31, 2022
($000)
Investment Income
Income
Dividends[1]	23,374
Interest[2]	5
Securities Lending—Net	75
Total Income	23,454
Expenses
The Vanguard Group—Note B
Investment Advisory Services	131
Management and Administrative—ETF Shares	1,567
Management and Administrative—Institutional Shares	39
Marketing and Distribution—ETF Shares	69
Marketing and Distribution—Institutional Shares	3
Custodian Fees	57
Auditing Fees	28
Shareholders’ Reports—ETF Shares	66
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	14
Total Expenses	1,975
Net Investment Income	21,479
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	135,638
Futures Contracts	(99)
Realized Net Gain (Loss)	135,539
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(276,828)
Futures Contracts	(119)
Change in Unrealized Appreciation (Depreciation)	(276,947)
Net Increase (Decrease) in Net Assets Resulting from Operations	(119,929)
1	Dividends are net of foreign withholding taxes of $14,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,000, ($2,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $174,506,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,479	17,195
Realized Net Gain (Loss)	135,539	114,550
Change in Unrealized Appreciation (Depreciation)	(276,947)	245,297
Net Increase (Decrease) in Net Assets Resulting from Operations	(119,929)	377,042
Distributions
ETF Shares	(20,966)	(12,466)
Institutional Shares	(1,129)	(894)
Total Distributions	(22,095)	(13,360)
Capital Share Transactions
ETF Shares	56,993	491,658
Institutional Shares	(8,610)	(1,682)
Net Increase (Decrease) from Capital Share Transactions	48,383	489,976
Total Increase (Decrease)	(93,641)	853,658
Net Assets
Beginning of Period	1,396,066	542,408
End of Period	1,302,425	1,396,066
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$177.64	$112.51	$123.23	$149.05	$118.23
Investment Operations
Net Investment Income[1]	2.745	2.592	2.182	2.141	2.087
Net Realized and Unrealized Gain (Loss) on Investments	(17.288)	64.624	(10.786)	(25.811)	30.593
Total from Investment Operations	(14.543)	67.216	(8.604)	(23.670)	32.680
Distributions
Dividends from Net Investment Income	(2.867)	(2.086)	(2.116)	(2.150)	(1.860)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.867)	(2.086)	(2.116)	(2.150)	(1.860)
Net Asset Value, End of Period	$160.23	$177.64	$112.51	$123.23	$149.05
Total Return	-8.28%	60.19%	-7.08%	-15.93%	27.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,250	$1,328	$501	$373	$410
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.59%	1.61%	1.90%	1.66%	1.54%
Portfolio Turnover Rate[2]	36%	30%	46%	39%	34%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$371.84	$235.47	$257.69	$311.75	$247.26
Investment Operations
Net Investment Income[1]	5.824	5.457	4.805	4.609	4.630
Net Realized and Unrealized Gain (Loss) on Investments	(36.009)	135.457	(22.489)	(53.914)	64.065
Total from Investment Operations	(30.185)	140.914	(17.684)	(49.305)	68.695
Distributions
Dividends from Net Investment Income	(6.255)	(4.544)	(4.536)	(4.755)	(4.205)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.255)	(4.544)	(4.536)	(4.755)	(4.205)
Net Asset Value, End of Period	$335.40	$371.84	$235.47	$257.69	$311.75
Total Return	-8.20%	60.32%	-6.94%	-15.87%	28.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53	$68	$42	$35	$32
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.67%	2.00%	1.73%	1.66%
Portfolio Turnover Rate[2]	36%	30%	46%	39%	34%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Value Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

S&P Small-Cap 600 Value Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2022, the fund had contributed to Vanguard capital in the amount of $48,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,300,952	—	—	1,300,952
Temporary Cash Investments	6,640	—	—	6,640
Total	1,307,592	—	—	1,307,592

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	95	—	—	95
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	174,407
Total Distributable Earnings (Loss)	(174,407)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	5,308
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(135,975)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(106,957)

S&P Small-Cap 600 Value Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	22,095	13,360
Long-Term Capital Gains	—	—
Total	22,095	13,360
*	Includes short-term capital gains, if any.
As of August 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,414,549
Gross Unrealized Appreciation	112,433
Gross Unrealized Depreciation	(219,390)
Net Unrealized Appreciation (Depreciation)	(106,957)
E.	During the year ended August 31, 2022, the fund purchased $1,115,911,000 of investment securities and sold $1,067,392,000 of investment securities, other than temporary cash investments. Purchases and sales include $557,808,000 and $582,626,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2022, such purchases were $257,092,000 and sales were $126,402,000, resulting in net realized loss of $5,033,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	649,403	3,725	867,064	5,475
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(592,410)	(3,400)	(375,406)	(2,450)
Net Increase (Decrease)—ETF Shares	56,993	325	491,658	3,025

S&P Small-Cap 600 Value Index Fund
	Year Ended August 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	30,070	83	23,407	80
Issued in Lieu of Cash Distributions	979	3	782	3
Redeemed	(39,659)	(113)	(25,871)	(76)
Net Increase (Decrease)—Institutional Shares	(8,610)	(27)	(1,682)	7
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2022, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2012, Through August 31, 2022
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P Small-Cap 600 Growth Index Fund ETF Shares Net Asset Value	-16.27%	8.85%	11.59%	$29,953
S&P Small-Cap 600 Growth Index Fund ETF Shares Market Price	-16.22	8.87	11.60	29,978
S&P SmallCap 600 Growth Index	-16.12	9.01	11.77	30,436
Dow Jones U.S. Total Stock Market Float Adjusted Index	-13.73	11.16	12.66	32,942
See Financial Highlights for dividend and capital gains information.

S&P Small-Cap 600 Growth Index Fund
Cumulative Returns of ETF Shares: August 31, 2012, Through August 31, 2022
	One Year	Five Years	Ten Years
S&P Small-Cap 600 Growth Index Fund ETF Shares Market Price	-16.22%	52.92%	199.78%
S&P Small-Cap 600 Growth Index Fund ETF Shares Net Asset Value	-16.27	52.84	199.53
S&P SmallCap 600 Growth Index	-16.12	53.90	204.36
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.

S&P Small-Cap 600 Growth Index Fund
Fund Allocation
As of August 31, 2022
Communication Services	2.0%
Consumer Discretionary	12.5
Consumer Staples	4.0
Energy	3.5
Financials	15.8
Health Care	15.2
Industrials	15.0
Information Technology	19.8
Materials	4.1
Real Estate	6.6
Utilities	1.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (2.0%)
*	TechTarget Inc.	31,720	2,059
	Cogent Communications Holdings Inc.	34,097	1,816
	Shutterstock Inc.	27,660	1,533
*	Yelp Inc. Class A	38,929	1,330
*	Cinemark Holdings Inc.	66,419	935
*	Gogo Inc.	40,072	595
*	Thryv Holdings Inc.	20,398	522
*	Cars.com Inc.	38,121	486
*	EW Scripps Co. Class A	31,646	473
*	Gannett Co. Inc.	66,340	154
			9,903
Consumer Discretionary (12.5%)
	Signet Jewelers Ltd.	56,518	3,695
	Academy Sports & Outdoors Inc.	60,094	2,589
	Installed Building Products Inc.	27,603	2,500
*	Cavco Industries Inc.	10,165	2,379
*	Gentherm Inc.	39,507	2,366
*	Boot Barn Holdings Inc.	35,466	2,363
*	LGI Homes Inc.	24,837	2,357
	LCI Industries	20,305	2,353
*	Asbury Automotive Group Inc.	11,877	2,072
*	Dorman Products Inc.	22,615	2,050
*	Vista Outdoor Inc.	66,883	1,881
	Steven Madden Ltd.	59,989	1,746
	Century Communities Inc.	34,541	1,613
*	Meritage Homes Corp.	20,563	1,611
*	National Vision Holdings Inc.	43,698	1,452
	Jack in the Box Inc.	17,305	1,382
*	XPEL Inc.	19,753	1,354
	Oxford Industries Inc.	11,714	1,250
*	Shake Shack Inc. Class A	25,717	1,226
	Winnebago Industries Inc.	19,932	1,148
	Buckle Inc.	35,214	1,137
*	Sonos Inc.	74,733	1,124
*	Sleep Number Corp.	26,491	1,097
		Shares	Market Value• ($000)
	Sturm Ruger & Co. Inc.	20,992	1,097
	Kontoor Brands Inc.	28,250	1,052
*	iRobot Corp.	17,764	1,046
*	Six Flags Entertainment Corp.	45,547	1,009
*	Monarch Casino & Resort Inc.	15,740	950
*	Frontdoor Inc.	40,133	942
*	Stride Inc.	24,453	933
*	MarineMax Inc.	25,644	932
	Wolverine World Wide Inc.	44,233	864
*	Dave & Buster's Entertainment Inc.	20,844	862
	Hibbett Inc.	14,597	855
*	Sally Beauty Holdings Inc.	56,338	838
	Monro Inc.	17,166	795
	Rent-A-Center Inc.	30,744	794
	Dine Brands Global Inc.	10,826	721
	Patrick Industries Inc.	12,290	651
*	Children's Place Inc.	15,406	650
*	Green Brick Partners Inc.	25,825	629
*	Golden Entertainment Inc.	16,272	622
	Movado Group Inc.	19,280	615
*	Liquidity Services Inc.	31,781	556
	Shoe Carnival Inc.	20,375	485
*	Genesco Inc.	7,376	417
*	Abercrombie & Fitch Co. Class A	28,233	406
			61,466
Consumer Staples (4.0%)
*	Simply Good Foods Co.	105,346	3,218
*	United Natural Foods Inc.	69,489	3,063
*	elf Beauty Inc.	57,184	2,180
	WD-40 Co.	9,451	1,788
	Medifast Inc.	13,729	1,723
	Inter Parfums Inc.	21,264	1,670
	MGP Ingredients Inc.	14,945	1,636
	Vector Group Ltd.	157,065	1,539
	J & J Snack Foods Corp.	7,836	1,168
	National Beverage Corp.	15,910	882

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	USANA Health Sciences Inc.	9,231	596
	Tootsie Roll Industries Inc.	10,574	379
			19,842
Energy (3.5%)
	SM Energy Co.	145,359	6,406
	Civitas Resources Inc.	86,152	5,789
*	Callon Petroleum Co.	56,660	2,412
	Ranger Oil Corp.	25,169	981
*	Laredo Petroleum Inc.	11,651	904
	Dorian LPG Ltd.	32,932	479
	Core Laboratories NV	23,110	373
			17,344
Financials (15.8%)
	ServisFirst Bancshares Inc.	58,266	4,915
	Walker & Dunlop Inc.	36,350	3,652
	First Bancorp	235,526	3,368
*	Trupanion Inc.	41,277	2,913
	United Community Banks Inc.	80,102	2,686
*	Axos Financial Inc.	64,033	2,675
	Flagstar Bancorp Inc.	63,493	2,446
	Lakeland Financial Corp.	30,223	2,277
*	Palomar Holdings Inc.	28,526	2,262
	Ameris Bancorp	44,828	2,093
	Veritex Holdings Inc.	64,285	1,936
	Community Bank System Inc.	29,564	1,933
	Piper Sandler Cos.	16,870	1,933
	Independent Bank Corp. (Massachusetts)	23,429	1,833
*	Triumph Bancorp Inc.	28,203	1,746
	WSFS Financial Corp.	33,966	1,642
	Assured Guaranty Ltd.	32,098	1,639
	Pacific Premier Bancorp Inc.	49,780	1,631
	Virtus Investment Partners Inc.	8,377	1,602
*	Bancorp Inc.	67,457	1,600
	Park National Corp.	10,864	1,432
*	Donnelley Financial Solutions Inc.	33,362	1,416
*	Enova International Inc.	38,822	1,356
	BancFirst Corp.	11,996	1,294
*	Customers Bancorp Inc.	36,174	1,255
	Seacoast Banking Corp. of Florida	37,954	1,227
	Pathward Financial Inc.	35,006	1,154
	Redwood Trust Inc.	143,305	1,111
	Preferred Bank	16,220	1,100
	Eagle Bancorp Inc.	22,632	1,098
	Banner Corp.	17,603	1,070
	Provident Financial Services Inc.	41,434	963
	B. Riley Financial Inc.	19,296	960
	Southside Bancshares Inc.	24,081	907
		Shares	Market Value• ($000)
	National Bank Holdings Corp. Class A	20,856	837
	First Commonwealth Financial Corp.	61,710	832
	FB Financial Corp.	20,236	802
	Stewart Information Services Corp.	15,838	802
	Hilltop Holdings Inc.	30,318	800
	OFG Bancorp	29,088	791
	HomeStreet Inc.	22,380	779
*	Encore Capital Group Inc.	13,916	761
	First Bancorp (XNGS)	20,683	753
	City Holding Co.	8,589	730
	Brightsphere Investment Group Inc.	38,662	661
	Dime Community Bancshares Inc.	18,481	578
*	World Acceptance Corp.	4,357	507
	Brookline Bancorp Inc.	40,567	506
	Hanmi Financial Corp.	20,314	502
*	Blucora Inc.	24,772	497
	Banc of California Inc.	28,368	479
	HCI Group Inc.	9,447	452
	Central Pacific Financial Corp.	20,333	443
	KKR Real Estate Finance Trust Inc.	23,023	443
	Tompkins Financial Corp.	6,159	441
	Northfield Bancorp Inc.	29,724	438
	Ellington Financial Inc.	29,688	436
	WisdomTree Investments Inc.	81,101	406
*	Selectquote Inc.	72,919	81
			77,882
Health Care (15.2%)
*	AMN Healthcare Services Inc.	53,331	5,474
*	Cytokinetics Inc.	102,160	5,410
*	Lantheus Holdings Inc.	48,296	3,806
	Ensign Group Inc.	33,939	2,895
*	Supernus Pharmaceuticals Inc.	63,717	2,181
*	Vir Biotechnology Inc.	88,412	2,100
*	Merit Medical Systems Inc.	34,667	2,053
	CONMED Corp.	22,534	1,996
*	Apollo Medical Holdings Inc.	45,455	1,960
*	Xencor Inc.	71,041	1,875
*	Ligand Pharmaceuticals Inc.	20,117	1,859
*	Corcept Therapeutics Inc.	69,577	1,796
*	Pacira BioSciences Inc.	33,063	1,735
*	CorVel Corp.	11,138	1,731
*	Prestige Consumer Healthcare Inc.	31,792	1,608
*	Dynavax Technologies Corp.	140,105	1,607

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	Ironwood Pharmaceuticals Inc. Class A	137,661	1,481
*	Glaukos Corp.	29,329	1,424
*	Vericel Corp.	56,207	1,402
*	Arcus Biosciences Inc.	55,608	1,339
*	Avid Bioservices Inc.	73,653	1,268
*	Heska Corp.	12,899	1,175
	LeMaitre Vascular Inc.	23,030	1,137
*	RadNet Inc.	55,596	1,117
*	Myriad Genetics Inc.	49,816	1,113
*	Meridian Bioscience Inc.	33,318	1,086
*	Cross Country Healthcare Inc.	42,304	1,074
*	AngioDynamics Inc.	46,243	1,024
*	Fulgent Genetics Inc.	23,507	1,022
*	Innoviva Inc.	74,710	983
*	Allscripts Healthcare Solutions Inc.	54,089	919
*	ModivCare Inc.	8,383	908
*	Amphastar Pharmaceuticals Inc.	30,458	902
*	BioLife Solutions Inc.	36,489	861
*	Coherus Biosciences Inc.	76,488	855
*	uniQure NV	43,268	845
*	NeoGenomics Inc.	82,077	825
*	Enanta Pharmaceuticals Inc.	13,169	802
*	Addus HomeCare Corp.	8,267	738
*	Collegium Pharmaceutical Inc.	40,648	715
	Simulations Plus Inc.	11,315	679
*	Harmony Biosciences Holdings Inc.	15,340	674
*	Varex Imaging Corp.	30,331	640
	Mesa Laboratories Inc.	3,698	632
*	REGENXBIO Inc.	20,448	603
*	Cutera Inc.	12,410	593
	US Physical Therapy Inc.	6,991	577
*	iTeos Therapeutics Inc.	24,130	535
*	Cara Therapeutics Inc.	50,455	521
*	Vanda Pharmaceuticals Inc.	42,992	455
*	Community Health Systems Inc.	151,485	403
*	Nektar Therapeutics Class A	99,834	393
*	Surmodics Inc.	10,831	365
*	HealthStream Inc.	15,635	346
*	OptimizeRx Corp.	21,723	345
*	ANI Pharmaceuticals Inc.	9,204	339
*	Joint Corp.	17,221	314
*	Cardiovascular Systems Inc.	20,419	270
*	Organogenesis Holdings Inc. Class A	75,363	270
*	Pennant Group Inc.	16,467	258
	Zynex Inc.	26,506	237
*	Eagle Pharmaceuticals Inc.	6,521	214
		Shares	Market Value• ($000)
*	Anika Therapeutics Inc.	9,198	208
*,1	Lantheus Holdings Inc. CVR	35,713	—
			74,972
Industrials (15.0%)
	UFP Industries Inc.	74,814	5,940
	Exponent Inc.	61,798	5,800
	Comfort Systems USA Inc.	42,918	4,306
	Mueller Industries Inc.	67,859	4,287
	Korn Ferry	64,276	3,916
	Matson Inc.	48,352	3,562
	Forward Air Corp.	32,032	3,108
	Encore Wire Corp.	23,528	3,061
	Franklin Electric Co. Inc.	31,085	2,700
	John Bean Technologies Corp.	24,260	2,505
	ArcBest Corp.	29,198	2,351
	Applied Industrial Technologies Inc.	19,718	2,090
*	NV5 Global Inc.	14,233	2,003
*	Aerojet Rocketdyne Holdings Inc.	46,414	1,999
	AAON Inc.	33,502	1,926
	Hillenbrand Inc.	46,184	1,924
*	MYR Group Inc.	20,282	1,885
	Federal Signal Corp.	44,095	1,758
	Albany International Corp. Class A	18,785	1,657
	Boise Cascade Co.	22,579	1,407
*	GMS Inc.	28,745	1,386
*	AeroVironment Inc.	14,923	1,323
*	SPX Technologies Inc.	22,924	1,308
	Lindsay Corp.	7,718	1,238
	Brady Corp. Class A	26,364	1,227
	Trinity Industries Inc.	41,690	1,016
*	Triumph Group Inc.	77,043	1,001
*	Gibraltar Industries Inc.	18,330	767
	Enerpac Tool Group Corp. Class A	34,775	675
*	PGT Innovations Inc.	32,159	673
	Heidrick & Struggles International Inc.	23,599	672
	Insteel Industries Inc.	23,263	672
	Alamo Group Inc.	4,985	652
	Standex International Corp.	6,899	624
	Tennant Co.	9,513	574
*	Forrester Research Inc.	13,104	545
*	Viad Corp.	12,999	496
*	Sun Country Airlines Holdings Inc.	22,538	449
	Interface Inc. Class A	31,874	356
	Park Aerospace Corp.	10,173	117
			73,956
Information Technology (19.8%)
*	ExlService Holdings Inc.	39,697	6,658
*	Rogers Corp.	22,337	5,596

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	SPS Commerce Inc.	43,048	5,257
*	Fabrinet	43,870	4,512
*	Onto Innovation Inc.	59,108	4,196
	Advanced Energy Industries Inc.	44,794	4,022
*	Diodes Inc.	53,970	3,841
*	Alarm.com Holdings Inc.	54,956	3,660
*	Rambus Inc.	131,500	3,391
*	Perficient Inc.	41,324	3,227
*	MaxLinear Inc. Class A	84,876	3,050
	Kulicke & Soffa Industries Inc.	70,519	2,965
*	Axcelis Technologies Inc.	39,386	2,636
	Progress Software Corp.	52,197	2,512
*	Viavi Solutions Inc.	168,478	2,372
*	Extreme Networks Inc.	156,043	2,236
	Badger Meter Inc.	22,688	2,148
	ADTRAN Holdings Inc.	91,976	2,138
*	Digital Turbine Inc.	105,225	1,943
	EVERTEC Inc.	52,006	1,747
*	FormFactor Inc.	58,667	1,718
*	LiveRamp Holdings Inc.	81,310	1,614
*	Clearfield Inc.	13,647	1,585
*	3D Systems Corp.	155,444	1,575
*	Ultra Clean Holdings Inc.	53,793	1,574
*	Harmonic Inc.	124,615	1,403
*	Veeco Instruments Inc.	61,112	1,292
	CSG Systems International Inc.	21,864	1,265
	TTEC Holdings Inc.	21,876	1,145
	Xperi Holding Corp.	64,373	1,024
	A10 Networks Inc.	69,546	967
	InterDigital Inc.	19,118	959
*	Avid Technology Inc.	33,419	914
*	Cohu Inc.	33,581	901
	CTS Corp.	19,462	824
*	CEVA Inc.	27,642	809
	Methode Electronics Inc.	19,441	787
*	Alpha & Omega Semiconductor Ltd.	19,827	766
*	Agilysys Inc.	14,732	763
*	8x8 Inc.	141,666	738
*	OSI Systems Inc.	8,146	679
*	Knowles Corp.	43,879	665
*	Digi International Inc.	19,667	651
*	SMART Global Holdings Inc.	34,503	633
*	Ichor Holdings Ltd.	19,417	596
*	LivePerson Inc.	51,073	592
*	PDF Solutions Inc.	22,189	585
*	Cerence Inc.	24,466	490
*	Unisys Corp.	38,600	359
*	Arlo Technologies Inc.	57,927	353
*	FARO Technologies Inc.	10,450	351
*	Diebold Nixdorf Inc.	87,457	304
		Shares	Market Value• ($000)
*	Corsair Gaming Inc.	15,504	239
*	OneSpan Inc.	20,085	231
			97,458
Materials (4.0%)
*	Livent Corp.	192,896	6,207
	Balchem Corp.	38,303	5,049
*	ATI Inc.	66,640	1,994
	HB Fuller Co.	29,105	1,888
	Quaker Chemical Corp.	9,292	1,620
	Materion Corp.	14,188	1,225
	AdvanSix Inc.	18,167	659
	Hawkins Inc.	12,088	463
	Myers Industries Inc.	18,577	359
	Haynes International Inc.	8,458	336
*	Century Aluminum Co.	27,348	211
			20,011
Real Estate (6.6%)
	Innovative Industrial Properties Inc.	33,358	3,060
	Agree Realty Corp.	40,348	3,039
	Essential Properties Realty Trust Inc.	86,051	1,948
	Tanger Factory Outlet Centers Inc.	124,509	1,920
	LXP Industrial Trust	170,935	1,720
	SITE Centers Corp.	119,237	1,545
	Uniti Group Inc.	163,992	1,540
	St. Joe Co.	39,352	1,503
	NexPoint Residential Trust Inc.	27,592	1,458
	Four Corners Property Trust Inc.	46,918	1,262
	Retail Opportunity Investments Corp.	72,524	1,215
	CareTrust REIT Inc.	54,341	1,171
	Urban Edge Properties	59,130	930
	Washington REIT	45,790	898
	Centerspace	11,705	882
	Acadia Realty Trust	49,662	791
	iStar Inc.	55,272	761
	American Assets Trust Inc.	27,096	752
	Safehold Inc.	18,416	700
	Getty Realty Corp.	22,387	673
	Armada Hoffler Properties Inc.	49,452	649
	Community Healthcare Trust Inc.	16,642	614
	Marcus & Millichap Inc.	16,335	611
*	Sunstone Hotel Investors Inc.	53,913	587
	RPT Realty	52,009	501
	Saul Centers Inc.	10,796	478
	Universal Health Realty Income Trust	8,237	419
	Douglas Elliman Inc.	82,233	379

S&P Small-Cap 600 Growth Index Fund
	Shares	Market Value• ($000)
Urstadt Biddle Properties Inc. Class A	19,587	328
Industrial Logistics Properties Trust	31,940	239
		32,573
Utilities (1.5%)
American States Water Co.	29,092	2,414
California Water Service Group	37,839	2,215
Chesapeake Utilities Corp.	10,985	1,387
Middlesex Water Co.	14,440	1,282
		7,298
Total Common Stocks (Cost $521,231)		492,705
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2] Vanguard Market Liquidity Fund, 2.284% (Cost $734)	7,346	734
Total Investments (100.1%) (Cost $521,965)		493,439
Other Assets and Liabilities—Net (-0.1%)		(311)
Net Assets (100%)		493,128
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2022	4	369	(9)

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $521,231)	492,705
Affiliated Issuers (Cost $734)	734
Total Investments in Securities	493,439
Investment in Vanguard	18
Cash Collateral Pledged—Futures Contracts	20
Receivables for Investment Securities Sold	309
Receivables for Accrued Income	316
Receivables for Capital Shares Issued	3
Total Assets	494,105
Liabilities
Due to Custodian	26
Payables for Investment Securities Purchased	914
Payables to Vanguard	35
Variation Margin Payable—Futures Contracts	2
Total Liabilities	977
Net Assets	493,128
At August 31, 2022, net assets consisted of:

Paid-in Capital	632,236
Total Distributable Earnings (Loss)	(139,108)
Net Assets	493,128

ETF Shares—Net Assets
Applicable to 2,550,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	493,128
Net Asset Value Per Share—ETF Shares	$193.38
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Operations

Year Ended August 31, 2022
($000)
Investment Income
Income
Dividends[1]	5,445
Interest[2]	2
Securities Lending—Net	34
Total Income	5,481
Expenses
The Vanguard Group—Note B
Investment Advisory Services	24
Management and Administrative	649
Marketing and Distribution	29
Custodian Fees	25
Auditing Fees	28
Shareholders’ Reports	39
Trustees’ Fees and Expenses	—
Other Expenses	14
Total Expenses	808
Net Investment Income	4,673
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	19,875
Futures Contracts	(28)
Realized Net Gain (Loss)	19,847
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(121,594)
Futures Contracts	(8)
Change in Unrealized Appreciation (Depreciation)	(121,602)
Net Increase (Decrease) in Net Assets Resulting from Operations	(97,082)
1	Dividends are net of foreign withholding taxes of $9,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $57,546,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,673	3,741
Realized Net Gain (Loss)	19,847	60,799
Change in Unrealized Appreciation (Depreciation)	(121,602)	92,986
Net Increase (Decrease) in Net Assets Resulting from Operations	(97,082)	157,526
Distributions
Total Distributions	(5,133)	(2,856)
Capital Share Transactions
Issued	232,231	342,033
Issued in Lieu of Cash Distributions	—	—
Redeemed	(202,342)	(257,126)
Net Increase (Decrease) from Capital Share Transactions	29,889	84,907
Total Increase (Decrease)	(72,326)	239,577
Net Assets
Beginning of Period	565,454	325,877
End of Period	493,128	565,454
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$233.18	$158.96	$152.33	$179.42	$132.10
Investment Operations
Net Investment Income[1]	1.855	1.625	1.464	1.475	1.222
Net Realized and Unrealized Gain (Loss) on Investments	(39.608)	73.892	6.656	(27.154)	47.288
Total from Investment Operations	(37.753)	75.517	8.120	(25.679)	48.510
Distributions
Dividends from Net Investment Income	(2.047)	(1.297)	(1.490)	(1.411)	(1.190)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.047)	(1.297)	(1.490)	(1.411)	(1.190)
Net Asset Value, End of Period	$193.38	$233.18	$158.96	$152.33	$179.42
Total Return	-16.27%	47.68%	5.37%	-14.32%	36.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$493	$565	$326	$392	$547
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.16%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.87%	0.79%	0.97%	0.94%	0.80%
Portfolio Turnover Rate[2]	42%	35%	57%	47%	37%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. The fund has not issued any Institutional Shares as of August 31, 2022.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

S&P Small-Cap 600 Growth Index Fund
During the year ended August 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple

S&P Small-Cap 600 Growth Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2022, the fund had contributed to Vanguard capital in the amount of $18,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	492,705	—	—	492,705
Temporary Cash Investments	734	—	—	734
Total	493,439	—	—	493,439

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	9	—	—	9
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	57,431
Total Distributable Earnings (Loss)	(57,431)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	991
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(109,083)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(31,016)

S&P Small-Cap 600 Growth Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	5,133	2,856
Long-Term Capital Gains	—	—
Total	5,133	2,856
*	Includes short-term capital gains, if any.
As of August 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	524,455
Gross Unrealized Appreciation	49,612
Gross Unrealized Depreciation	(80,628)
Net Unrealized Appreciation (Depreciation)	(31,016)
E.	During the year ended August 31, 2022, the fund purchased $460,697,000 of investment securities and sold $428,907,000 of investment securities, other than temporary cash investments. Purchases and sales include $198,496,000 and $205,335,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2022, such purchases were $144,580,000 and sales were $125,733,000, resulting in net realized loss of $25,986,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Year Ended August 31,
	2022 Shares (000)	2021 Shares (000)

ETF Shares
Issued	1,050	1,750
Issued in Lieu of Cash Distributions	—	—
Redeemed	(925)	(1,375)
Net Increase (Decrease) in Shares Outstanding—ETF Shares	125	375

S&P Small-Cap 600 Growth Index Fund
G.Management has determined that no events or transactions occurred subsequent to August 31, 2022, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund and Vanguard S&P Small-Cap 600 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund and Vanguard S&P Small-Cap 600 Growth Index Fund (three of the funds constituting Vanguard Admiral Funds, hereafter collectively referred to as the "Funds") as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders:
Fund	Percentage
S&P Small-Cap 600 Index Fund	77.7%
S&P Small-Cap 600 Value Index Fund	80.0
S&P Small-Cap 600 Growth Index Fund	87.5
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for individual shareholders for the fiscal year.
Fund	($000)
S&P Small-Cap 600 Index Fund	36,869
S&P Small-Cap 600 Value Index Fund	18,011
S&P Small-Cap 600 Growth Index Fund	4,870
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
S&P Small-Cap 600 Index Fund	10
S&P Small-Cap 600 Value Index Fund	2
S&P Small-Cap 600 Growth Index Fund	1
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income for individual shareholders for the fiscal year.
Fund	($000)
S&P Small-Cap 600 Index Fund	5,428
S&P Small-Cap 600 Value Index Fund	2,190
S&P Small-Cap 600 Growth Index Fund	263

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Admiral Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

The S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund particularly or the ability of the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund into consideration in determining, composing or calculating the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small- Cap 600 Growth Index Fund. There is no assurance that investment products based on the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P SMALL-CAP 600 INDEX FUND, VANGUARD S&P SMALL-CAP 600 VALUE INDEX FUND, AND VANGUARD S&P SMALL-CAP 600 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
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Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q18450 102022

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)	Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended August 31, 2022: $254,000
Fiscal Year Ended August 31, 2021: $241,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2022: $10,494,508
Fiscal Year Ended August 31, 2021: $11,244,694

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)	Audit-Related Fees.

Fiscal Year Ended August 31, 2022: $2,757,764
Fiscal Year Ended August 31, 2021: $2,955,181

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)	Tax Fees.

Fiscal Year Ended August 31, 2022: $5,202,689
Fiscal Year Ended August 31, 2021: $2,047,574

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)	All Other Fees.

Fiscal Year Ended August 31, 2022: $298,000
Fiscal Year Ended August 31, 2021: $280,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)           (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2022: $5,500,689
Fiscal Year Ended August 31, 2021: $2,327,574

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)           For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 18, 2022

VANGUARD ADMIRAL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 18, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 11, 2022 (see File Number 333-11763), Incorporated by Reference.